                                                               December 24, 1996

Dear Stockholder,

We regret to inform you that on December 20, 1996, the Board of Directors of The CountryBaskets(SM) Index Fund, Inc. (the 'Fund') approved a Plan for Complete Liquidation and Dissolution of the Fund (the 'Plan'). A special stockholders' meeting to consider the Plan is scheduled for February 7, 1997 for stockholders of record on January 7, 1997.

The Board's action was taken on the recommendation of Deutsche Morgan Grenfell Inc. ('DMG'), the Fund's investment adviser. DMG based its recommendation principally on the Fund's inability to attract significant levels of assets. The Board of Directors considered several alternatives to liquidation, including the appointment of a successor to DMG as investment adviser or the merger or sale of one or more Series, but concluded that such alternatives were not feasible. A proxy statement describing the background for the Board of Directors' approval of the Plan and including a copy of the Plan will be sent to stockholders in advance of the stockholders' meeting.

To protect stockholder interests, DMG will maintain, at its expense, a cap on the annualized operating expense ratio of each Series of 1.0% through December 31, 1996. Thereafter, the expense ratio will be capped at 2.5% or the actual expense ratio, before fee waivers and expense reimbursements, of each Series for the fiscal period ended October 31, 1996, whichever is lower. This cap will be maintained through the completion of the distribution of net assets of each Series or, if the Plan is not approved by stockholders, through the date of the stockholders' meeting. DMG has also undertaken to pay the costs of liquidation, including the expenses of the stockholders' meeting.

As stockholders, you will receive all necessary accounting and tax information required for your records. We thank you for your interest in The
CountryBaskets(SM) Index Fund, Inc.

                                       Sincerely,

        /s/ W. Carter McClelland                 /s/ Joseph A. La Corte

          W. Carter McClelland                     Joseph A. La Corte
                Chairman                               President

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        THE AUSTRALIA INDEX SERIES AND
    FT/S&P ACTUARIES WORLD INDICES(TM) (THE "FT/S&P INDEX) AUSTRALIA INDEX
                              (3/22/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date           Australia Index Series        FT/S&P Index
--------         ----------------------        ------------
 3/22/96                $ 10,000                 $ 10,000
 3/25/96                $ 10,000                 $  9,986
 3/26/96                $ 10,031                 $ 10,022
 3/27/96                $ 10,076                 $ 10,067
 3/28/96                $ 10,041                 $ 10,039
 3/29/96                $ 10,000                 $ 10,003
  4/1/96                $ 10,086                 $ 10,077
  4/2/96                $ 10,076                 $ 10,062
  4/3/96                $ 10,046                 $ 10,028
  4/4/96                $ 10,000                 $  9,976
  4/8/96                $ 10,005                 $  9,989
  4/9/96                $ 10,051                 $ 10,041
 4/10/96                $ 10,112                 $ 10,094
 4/11/96                $ 10,178                 $ 10,159
 4/12/96                $ 10,264                 $ 10,246
 4/15/96                $ 10,351                 $ 10,338
 4/16/96                $ 10,285                 $ 10,271
 4/17/96                $ 10,295                 $ 10,283
 4/18/96                $ 10,208                 $ 10,197
 4/19/96                $ 10,229                 $ 10,220
 4/22/96                $ 10,290                 $ 10,284
 4/23/96                $ 10,508                 $ 10,512
 4/24/96                $ 10,498                 $ 10,501
 4/25/96                $ 10,539                 $ 10,539
 4/26/96                $ 10,605                 $ 10,608
 4/29/96                $ 10,534                 $ 10,541
 4/30/96                $ 10,498                 $ 10,507
  5/1/96                $ 10,524                 $ 10,537
  5/2/96                $ 10,651                 $ 10,664
  5/3/96                $ 10,559                 $ 10,578
  5/6/96                $ 10,554                 $ 10,575
  5/7/96                $ 10,661                 $ 10,687
  5/8/96                $ 10,646                 $ 10,670
  5/9/96                $ 10,544                 $ 10,546
 5/10/96                $ 10,508                 $ 10,509
 5/13/96                $ 10,458                 $ 10,467
 5/14/96                $ 10,513                 $ 10,522
 5/15/96                $ 10,488                 $ 10,498
 5/16/96                $ 10,427                 $ 10,442
 5/17/96                $ 10,442                 $ 10,457
 5/20/96                $ 10,351                 $ 10,375
 5/21/96                $ 10,290                 $ 10,312
 5/22/96                $ 10,290                 $ 10,317
 5/23/96                $ 10,381                 $ 10,408

 5/24/96                $ 10,320                 $ 10,352
 5/28/96                $ 10,407                 $ 10,444
 5/29/96                $ 10,473                 $ 10,511
 5/30/96                $ 10,361                 $ 10,383
 5/31/96                $ 10,442                 $ 10,471
  6/3/96                $ 10,310                 $ 10,339
  6/4/96                $ 10,320                 $ 10,340
  6/5/96                $ 10,224                 $ 10,239
  6/6/96                $ 10,051                 $ 10,068
  6/7/96                $ 10,153                 $ 10,171
 6/10/96                $ 10,168                 $ 10,197
 6/11/96                $ 10,178                 $ 10,205
 6/12/96                $ 10,127                 $ 10,154
 6/13/96                $ 10,107                 $ 10,108
 6/14/96                $ 10,153                 $ 10,159
 6/17/96                $ 10,107                 $ 10,118
 6/18/96                $ 10,163                 $ 10,164
 6/19/96                $ 10,173                 $ 10,182
 6/20/96                $ 10,264                 $ 10,274
 6/21/96                $ 10,320                 $ 10,321
 6/24/96                $ 10,330                 $ 10,348
 6/25/96                $ 10,310                 $ 10,324
 6/26/96                $ 10,300                 $ 10,311
 6/27/96                $ 10,239                 $ 10,238
 6/28/96                $ 10,229                 $ 10,207
  7/1/96                $ 10,249                 $ 10,230
  7/2/96                $ 10,239                 $ 10,223
  7/3/96                $ 10,122                 $ 10,103
  7/5/96                $ 10,203                 $ 10,186
  7/8/96                $ 10,061                 $ 10,049
  7/9/96                $ 10,071                 $ 10,059
 7/10/96                $ 10,168                 $ 10,158
 7/11/96                $ 10,071                 $ 10,062
 7/12/96                $  9,959                 $  9,951
 7/15/96                $  9,868                 $  9,864
 7/16/96                $  9,629                 $  9,626
 7/17/96                $  9,568                 $  9,570
 7/18/96                $  9,741                 $  9,746
 7/19/96                $  9,924                 $  9,932
 7/22/96                $  9,914                 $  9,922
 7/23/96                $  9,837                 $  9,851
 7/24/96                $  9,731                 $  9,744
 7/25/96                $  9,690                 $  9,705
 7/26/96                $  9,847                 $  9,861
 7/29/96                $  9,797                 $  9,817
 7/30/96                $  9,710                 $  9,731
 7/31/96                $  9,827                 $  9,849
  8/1/96                $  9,868                 $  9,889
  8/2/96                $  9,939                 $  9,960
  8/5/96                $ 10,046                 $ 10,065
  8/6/96                $ 10,025                 $ 10,053
  8/7/96                $ 10,036                 $ 10,059
  8/8/96                $ 10,097                 $ 10,118
  8/9/96                $ 10,076                 $ 10,097

 8/12/96                $ 10,041                 $ 10,070
 8/13/96                $ 10,122                 $ 10,150
 8/14/96                $ 10,097                 $ 10,125
 8/15/96                $ 10,132                 $ 10,163
 8/16/96                $ 10,208                 $ 10,238
 8/19/96                $ 10,432                 $ 10,470
 8/20/96                $ 10,386                 $ 10,425
 8/21/96                $ 10,534                 $ 10,570
 8/22/96                $ 10,508                 $ 10,548
 8/23/96                $ 10,549                 $ 10,588
 8/26/96                $ 10,503                 $ 10,545
 8/27/96                $ 10,361                 $ 10,387
 8/28/96                $ 10,498                 $ 10,523
 8/29/96                $ 10,488                 $ 10,515
 8/30/96                $ 10,422                 $ 10,457
  9/3/96                $ 10,315                 $ 10,347
  9/4/96                $ 10,386                 $ 10,420
  9/5/96                $ 10,397                 $ 10,434
  9/6/96                $ 10,346                 $ 10,380
  9/9/96                $ 10,463                 $ 10,499
 9/10/96                $ 10,463                 $ 10,500
 9/11/96                $ 10,437                 $ 10,476
 9/12/96                $ 10,341                 $ 10,374
 9/13/96                $ 10,381                 $ 10,419
 9/16/96                $ 10,386                 $ 10,428
 9/17/96                $ 10,341                 $ 10,384
 9/18/96                $ 10,229                 $ 10,268
 9/19/96                $ 10,315                 $ 10,357
 9/20/96                $ 10,310                 $ 10,354
 9/23/96                $ 10,208                 $ 10,249
 9/24/96                $ 10,229                 $ 10,265
10/31/96                $ 10,966                 $ 10,989

Past performance is not predictive of future performance      Correlation: .9973

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE FRANCE INDEX SERIES AND
                    FT/S&P FRANCE INDEX (3/27/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date             France Index Series         FT/S&P Index
--------           -------------------         ------------
 3/27/96                $ 10,000                 $ 10,000
 3/28/96                $ 10,024                 $ 10,014
 3/29/96                $ 10,151                 $ 10,146
  4/1/96                $ 10,178                 $ 10,172
  4/2/96                $ 10,239                 $ 10,232
  4/3/96                $ 10,223                 $ 10,216
  4/4/96                $ 10,263                 $ 10,258
  4/8/96                $ 10,276                 $ 10,274
  4/9/96                $ 10,212                 $ 10,212
 4/10/96                $ 10,233                 $ 10,236
 4/11/96                $ 10,130                 $ 10,134
 4/12/96                $ 10,130                 $ 10,137
 4/15/96                $ 10,111                 $ 10,123
 4/16/96                $ 10,183                 $ 10,197
 4/17/96                $ 10,106                 $ 10,121
 4/18/96                $ 10,146                 $ 10,160
 4/19/96                $ 10,223                 $ 10,240
 4/22/96                $ 10,281                 $ 10,304
 4/23/96                $ 10,260                 $ 10,279
 4/24/96                $ 10,294                 $ 10,319
 4/25/96                $ 10,228                 $ 10,247
 4/26/96                $ 10,337                 $ 10,357
 4/29/96                $ 10,347                 $ 10,371
 4/30/96                $ 10,329                 $ 10,355
  5/1/96                $ 10,326                 $ 10,356
  5/2/96                $ 10,313                 $ 10,337
  5/3/96                $ 10,236                 $ 10,262
  5/6/96                $ 10,146                 $ 10,177
  5/7/96                $ 10,151                 $ 10,177
  5/8/96                $ 10,162                 $ 10,188
  5/9/96                $ 10,156                 $ 10,182
 5/10/96                $ 10,210                 $ 10,240
 5/13/96                $ 10,141                 $ 10,156
 5/14/96                $ 10,191                 $ 10,209
 5/15/96                $ 10,220                 $ 10,238
 5/16/96                $ 10,202                 $ 10,221
 5/17/96                $ 10,324                 $ 10,344
 5/20/96                $ 10,223                 $ 10,237
 5/21/96                $ 10,220                 $ 10,237
 5/22/96                $ 10,130                 $ 10,146
 5/23/96                $ 10,162                 $ 10,179
 5/24/96                $ 10,183                 $ 10,204
 5/28/96                $ 10,204                 $ 10,228
 5/29/96                $ 10,164                 $ 10,184
 5/30/96                $ 10,199                 $ 10,222
 5/31/96                $ 10,239                 $ 10,259

  6/3/96                $ 10,302                 $ 10,313
  6/4/96                $ 10,247                 $ 10,257
  6/5/96                $ 10,273                 $ 10,285
  6/6/96                $ 10,329                 $ 10,344
  6/7/96                $ 10,180                 $ 10,191
 6/10/96                $ 10,257                 $ 10,254
 6/11/96                $ 10,302                 $ 10,299
 6/12/96                $ 10,294                 $ 10,289
 6/13/96                $ 10,255                 $ 10,249
 6/14/96                $ 10,300                 $ 10,281
 6/17/96                $ 10,350                 $ 10,328
 6/18/96                $ 10,361                 $ 10,311
 6/19/96                $ 10,302                 $ 10,252
 6/20/96                $ 10,178                 $ 10,125
 6/21/96                $ 10,172                 $ 10,120
 6/24/96                $ 10,228                 $ 10,180
 6/25/96                $ 10,321                 $ 10,262
 6/26/96                $ 10,353                 $ 10,280
 6/27/96                $ 10,406                 $ 10,327
 6/28/96                $ 10,496                 $ 10,392
  7/1/96                $ 10,477                 $ 10,359
  7/2/96                $ 10,427                 $ 10,308
  7/3/96                $ 10,462                 $ 10,340
  7/5/96                $ 10,406                 $ 10,277
  7/8/96                $ 10,302                 $ 10,170
  7/9/96                $ 10,316                 $ 10,184
 7/10/96                $ 10,340                 $ 10,205
 7/11/96                $ 10,324                 $ 10,189
 7/12/96                $ 10,207                 $ 10,069
 7/15/96                $ 10,130                 $  9,990
 7/16/96                $ 10,114                 $  9,967
 7/17/96                $ 10,188                 $ 10,042
 7/18/96                $ 10,204                 $ 10,060
 7/19/96                $ 10,175                 $ 10,031
 7/22/96                $ 10,045                 $  9,903
 7/23/96                $ 10,114                 $  9,973
 7/24/96                $  9,987                 $  9,843
 7/25/96                $ 10,143                 $ 10,005
 7/26/96                $ 10,058                 $  9,923
 7/29/96                $ 10,064                 $  9,931
 7/30/96                $ 10,103                 $  9,972
 7/31/96                $ 10,255                 $ 10,123
  8/1/96                $ 10,310                 $ 10,181
  8/2/96                $ 10,353                 $ 10,223
  8/5/96                $ 10,271                 $ 10,144
  8/6/96                $ 10,175                 $ 10,054
  8/7/96                $ 10,138                 $ 10,017
  8/8/96                $ 10,159                 $ 10,040
  8/9/96                $ 10,138                 $ 10,021
 8/12/96                $ 10,095                 $  9,981
 8/13/96                $ 10,085                 $  9,973
 8/14/96                $ 10,053                 $  9,943
 8/15/96                $ 10,042                 $  9,933
 8/16/96                $  9,989                 $  9,882

 8/19/96                $ 10,027                 $  9,923
 8/20/96                $ 10,170                 $ 10,066
 8/21/96                $ 10,122                 $ 10,019
 8/22/96                $ 10,135                 $ 10,034
 8/23/96                $ 10,202                 $ 10,102
 8/26/96                $ 10,257                 $ 10,170
 8/27/96                $ 10,233                 $ 10,147
 8/28/96                $ 10,178                 $ 10,090
 8/29/96                $ 10,034                 $  9,949
 8/30/96                $ 10,032                 $  9,950
  9/3/96                $  9,984                 $  9,904
  9/4/96                $ 10,056                 $  9,978
  9/5/96                $ 10,122                 $ 10,041
  9/6/96                $ 10,159                 $ 10,079
  9/9/96                $ 10,199                 $ 10,123
 9/10/96                $ 10,196                 $ 10,124
 9/11/96                $ 10,170                 $ 10,098
 9/12/96                $ 10,265                 $ 10,197
 9/13/96                $ 10,326                 $ 10,259
 9/16/96                $ 10,382                 $ 10,316
 9/17/96                $ 10,350                 $ 10,286
 9/18/96                $ 10,329                 $ 10,269
 9/19/96                $ 10,329                 $ 10,270
 9/20/96                $ 10,353                 $ 10,294
 9/23/96                $ 10,313                 $ 10,257
 9/24/96                $ 10,382                 $ 10,329
10/31/96                $ 10,745                 $ 10,734

Past performance is not predictive of future performance      Correlation: .9966

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                         THE GERMANY INDEX SERIES AND
                    FT/S&P GERMANY INDEX (3/21/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date            Germany Index Series          FT/S&P Index
--------          --------------------          ------------
 3/21/96                $ 10,000                  $ 10,000
 3/22/96                $ 10,052                  $ 10,020
 3/25/96                $ 10,029                  $ 10,020
 3/26/96                $ 10,026                  $  9,980
 3/27/96                $ 10,023                  $ 10,007
 3/28/96                $ 10,058                  $ 10,008
 3/29/96                $  9,977                  $  9,948
  4/1/96                $  9,960                  $  9,926
  4/2/96                $  9,997                  $  9,989
  4/3/96                $ 10,026                  $  9,984
  4/4/96                $ 10,017                  $  9,967
  4/8/96                $ 10,032                  $  9,987
  4/9/96                $  9,928                  $  9,931
 4/10/96                $  9,980                  $  9,980
 4/11/96                $  9,925                  $  9,899
 4/12/96                $  9,879                  $  9,863
 4/15/96                $  9,925                  $  9,938
 4/16/96                $  9,911                  $  9,916
 4/17/96                $  9,913                  $  9,873
 4/18/96                $  9,853                  $  9,860
 4/19/96                $  9,879                  $  9,906
 4/22/96                $  9,870                  $  9,870
 4/23/96                $  9,873                  $  9,864
 4/24/96                $  9,804                  $  9,800
 4/25/96                $  9,723                  $  9,741
 4/26/96                $  9,761                  $  9,742
 4/29/96                $  9,743                  $  9,679
 4/30/96                $  9,570                  $  9,594
  5/1/96                $  9,570                  $  9,594
  5/2/96                $  9,611                  $  9,588
  5/3/96                $  9,510                  $  9,471
  5/6/96                $  9,527                  $  9,516
  5/7/96                $  9,590                  $  9,590
  5/8/96                $  9,616                  $  9,577
  5/9/96                $  9,593                  $  9,577
 5/10/96                $  9,533                  $  9,507
 5/13/96                $  9,573                  $  9,542
 5/14/96                $  9,645                  $  9,614
 5/15/96                $  9,697                  $  9,664
 5/16/96                $  9,680                  $  9,647
 5/17/96                $  9,781                  $  9,747
 5/20/96                $  9,775                  $  9,744
 5/21/96                $  9,804                  $  9,780
 5/22/96                $  9,784                  $  9,754
 5/23/96                $  9,778                  $  9,746
 5/24/96                $  9,712                  $  9,670

 5/28/96                $  9,723                  $  9,679
 5/29/96                $  9,703                  $  9,649
 5/30/96                $  9,697                  $  9,641
 5/31/96                $  9,787                  $  9,724
  6/3/96                $  9,752                  $  9,695
  6/4/96                $  9,769                  $  9,709
  6/5/96                $  9,824                  $  9,764
  6/6/96                $  9,815                  $  9,759
  6/7/96                $  9,818                  $  9,761
 6/10/96                $  9,810                  $  9,755
 6/11/96                $  9,763                  $  9,710
 6/12/96                $  9,847                  $  9,795
 6/13/96                $  9,850                  $  9,798
 6/14/96                $  9,867                  $  9,816
 6/17/96                $  9,890                  $  9,841
 6/18/96                $  9,922                  $  9,877
 6/19/96                $  9,913                  $  9,867
 6/20/96                $  9,836                  $  9,790
 6/21/96                $  9,827                  $  9,782
 6/24/96                $  9,919                  $  9,876
 6/25/96                $  9,939                  $  9,893
 6/26/96                $  9,988                  $  9,931
 6/27/96                $  9,965                  $  9,909
 6/28/96                $ 10,029                  $  9,951
  7/1/96                $ 10,032                  $  9,950
  7/2/96                $ 10,029                  $  9,945
  7/3/96                $ 10,009                  $  9,927
  7/5/96                $ 10,032                  $  9,947
  7/8/96                $  9,928                  $  9,844
  7/9/96                $ 10,003                  $  9,920
 7/10/96                $ 10,020                  $  9,937
 7/11/96                $ 10,069                  $  9,986
 7/12/96                $  9,960                  $  9,877
 7/15/96                $ 10,009                  $  9,925
 7/16/96                $  9,876                  $  9,796
 7/17/96                $ 10,023                  $  9,939
 7/18/96                $ 10,017                  $  9,933
 7/19/96                $ 10,089                  $ 10,007
 7/22/96                $  9,957                  $  9,876
 7/23/96                $  9,905                  $  9,831
 7/24/96                $  9,821                  $  9,755
 7/25/96                $  9,951                  $  9,881
 7/26/96                $  9,945                  $  9,877
 7/29/96                $  9,983                  $  9,917
 7/30/96                $  9,925                  $  9,859
 7/31/96                $ 10,017                  $  9,953
  8/1/96                $ 10,063                  $ 10,019
  8/2/96                $ 10,110                  $ 10,046
  8/5/96                $ 10,136                  $ 10,076
  8/6/96                $ 10,150                  $ 10,089
  8/7/96                $ 10,213                  $ 10,152
  8/8/96                $ 10,228                  $ 10,167
  8/9/96                $ 10,225                  $ 10,166
 8/12/96                $ 10,260                  $ 10,203

 8/13/96                $ 10,288                  $ 10,229
 8/14/96                $ 10,222                  $ 10,167
 8/15/96                $ 10,237                  $ 10,181
 8/16/96                $ 10,179                  $ 10,123
 8/19/96                $ 10,262                  $ 10,211
 8/20/96                $ 10,242                  $ 10,191
 8/21/96                $ 10,231                  $ 10,179
 8/22/96                $ 10,182                  $ 10,131
 8/23/96                $ 10,231                  $ 10,182
 8/26/96                $ 10,283                  $ 10,237
 8/27/96                $ 10,314                  $ 10,266
 8/28/96                $ 10,335                  $ 10,289
 8/29/96                $ 10,286                  $ 10,244
 8/30/96                $ 10,234                  $ 10,193
  9/3/96                $ 10,058                  $ 10,020
  9/4/96                $ 10,156                  $ 10,119
  9/5/96                $ 10,133                  $ 10,095
  9/6/96                $ 10,066                  $ 10,031
  9/9/96                $ 10,164                  $ 10,131
 9/10/96                $ 10,130                  $ 10,098
 9/11/96                $ 10,107                  $ 10,072
 9/12/96                $ 10,107                  $ 10,074
 9/13/96                $ 10,199                  $ 10,169
 9/16/96                $ 10,346                  $ 10,316
 9/17/96                $ 10,291                  $ 10,261
 9/18/96                $ 10,326                  $ 10,296
 9/19/96                $ 10,280                  $ 10,251
 9/20/96                $ 10,337                  $ 10,310
 9/23/96                $ 10,274                  $ 10,250
 9/24/96                $ 10,314                  $ 10,291
10/31/96                $ 10,441                  $ 10,439

Past performance is not predictive of future performance      Correlation: .9630

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      THE HONG KONG INDEX SERIES AND
                   FT/S&P HONG KONG INDEX (3/22/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date       Hong Kong Index Series  FT/S&P Index
--------     ----------------------  ------------
 3/22/96            $ 10,000           $ 10,000
 3/25/96            $ 10,100           $ 10,102
 3/26/96            $  9,976           $  9,978
 3/27/96            $ 10,065           $ 10,058
 3/28/96            $ 10,031           $ 10,029
 3/29/96            $  9,976           $  9,979
  4/1/96            $  9,945           $  9,930
  4/2/96            $ 10,130           $ 10,115
  4/3/96            $ 10,134           $ 10,120
  4/4/96            $ 10,141           $ 10,131
  4/8/96            $ 10,120           $ 10,115
  4/9/96            $ 10,124           $ 10,110
 4/10/96            $ 10,100           $ 10,087
 4/11/96            $  9,959           $  9,940
 4/12/96            $  9,894           $  9,877
 4/15/96            $  9,979           $  9,946
 4/16/96            $ 10,045           $ 10,012
 4/17/96            $ 10,000           $  9,971
 4/18/96            $  9,973           $  9,945
 4/19/96            $  9,897           $  9,868
 4/22/96            $  9,938           $  9,910
 4/23/96            $  9,918           $  9,889
 4/24/96            $  9,914           $  9,888
 4/25/96            $  9,811           $  9,779
 4/26/96            $  9,791           $  9,754
 4/29/96            $  9,866           $  9,834
 4/30/96            $ 10,000           $  9,970
  5/1/96            $  9,962           $  9,933
  5/2/96            $  9,993           $  9,954
  5/3/96            $  9,825           $  9,783
  5/6/96            $  9,804           $  9,763
  5/7/96            $  9,818           $  9,761
  5/8/96            $  9,760           $  9,703
  5/9/96            $  9,712           $  9,658
 5/10/96            $  9,715           $  9,663
 5/13/96            $  9,839           $  9,788
 5/14/96            $  9,907           $  9,848
 5/15/96            $  9,942           $  9,885
 5/16/96            $  9,925           $  9,869
 5/17/96            $  9,928           $  9,872
 5/20/96            $ 10,055           $ 10,004
 5/21/96            $ 10,130           $ 10,081
 5/22/96            $ 10,127           $ 10,076
 5/23/96            $ 10,103           $ 10,055
 5/24/96            $ 10,096           $ 10,046

 5/28/96            $ 10,158           $ 10,115
 5/29/96            $ 10,213           $ 10,170
 5/30/96            $ 10,206           $ 10,133
 5/31/96            $ 10,299           $ 10,226
  6/3/96            $ 10,110           $ 10,043
  6/4/96            $ 10,141           $ 10,073
  6/5/96            $ 10,127           $ 10,064
  6/6/96            $ 10,223           $ 10,159
  6/7/96            $ 10,202           $ 10,141
 6/10/96            $ 10,165           $ 10,108
 6/11/96            $ 10,021           $  9,965
 6/12/96            $  9,986           $  9,932
 6/13/96            $  9,890           $  9,839
 6/14/96            $  9,921           $  9,871
 6/17/96            $  9,914           $  9,870
 6/18/96            $  9,993           $  9,949
 6/19/96            $  9,959           $  9,917
 6/20/96            $  9,969           $  9,927
 6/21/96            $  9,928           $  9,888
 6/24/96            $ 10,010           $  9,974
 6/25/96            $ 10,038           $ 10,001
 6/26/96            $ 10,113           $ 10,071
 6/27/96            $ 10,079           $ 10,031
 6/28/96            $ 10,120           $ 10,050
  7/1/96            $ 10,093           $ 10,027
  7/2/96            $ 10,151           $ 10,087
  7/3/96            $ 10,110           $ 10,048
  7/5/96            $ 10,185           $ 10,125
  7/8/96            $  9,928           $  9,870
  7/9/96            $  9,969           $  9,914
 7/10/96            $  9,966           $  9,904
 7/11/96            $  9,962           $  9,904
 7/12/96            $  9,859           $  9,803
 7/15/96            $  9,849           $  9,795
 7/16/96            $  9,715           $  9,662
 7/17/96            $  9,688           $  9,636
 7/18/96            $  9,763           $  9,713
 7/19/96            $  9,887           $  9,837
 7/22/96            $  9,822           $  9,775
 7/23/96            $  9,842           $  9,796
 7/24/96            $  9,681           $  9,637
 7/25/96            $  9,674           $  9,632
 7/26/96            $  9,667           $  9,626
 7/29/96            $  9,619           $  9,578
 7/30/96            $  9,554           $  9,516
 7/31/96            $  9,633           $  9,596
  8/1/96            $  9,743           $  9,707
  8/2/96            $  9,883           $  9,852
  8/5/96            $  9,986           $  9,956
  8/6/96            $  9,976           $  9,948
  8/7/96            $  9,990           $  9,962
  8/8/96            $  9,997           $  9,971
  8/9/96            $  9,945           $  9,919
 8/12/96            $ 10,038           $ 10,016

 8/13/96            $ 10,027           $ 10,004
 8/14/96            $ 10,024           $ 10,002
 8/15/96            $ 10,003           $  9,982
 8/16/96            $ 10,010           $  9,993
 8/19/96            $ 10,065           $ 10,051
 8/20/96            $ 10,165           $ 10,150
 8/21/96            $ 10,254           $ 10,241
 8/22/96            $ 10,305           $ 10,294
 8/23/96            $ 10,257           $ 10,246
 8/26/96            $ 10,254           $ 10,249
 8/27/96            $ 10,196           $ 10,190
 8/28/96            $ 10,233           $ 10,217
 8/29/96            $ 10,196           $ 10,176
 8/30/96            $ 10,038           $ 10,023
  9/3/96            $  9,887           $  9,872
  9/4/96            $  9,983           $  9,970
  9/5/96            $  9,952           $  9,940
  9/6/96            $  9,921           $  9,907
  9/9/96            $ 10,069           $ 10,058
 9/10/96            $ 10,079           $ 10,068
 9/11/96            $ 10,093           $ 10,082
 9/12/96            $ 10,106           $ 10,088
 9/13/96            $ 10,209           $ 10,181
 9/16/96            $ 10,360           $ 10,338
 9/17/96            $ 10,419           $ 10,398
 9/18/96            $ 10,408           $ 10,389
 9/19/96            $ 10,377           $ 10,356
 9/20/96            $ 10,367           $ 10,350
 9/23/96            $ 10,388           $ 10,373
 9/24/96            $ 10,316           $ 10,302
10/31/96            $ 11,002           $ 10,978

Past performance is not predictive of future performance      Correlation: .9975

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE ITALY INDEX SERIES AND
                     FT/S&P ITALY INDEX (3/27/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date         Italy Index Series    FT/S&P Index
--------       ------------------    ------------
 3/27/96            $ 10,000           $ 10,000
 3/28/96            $ 10,065           $ 10,065
 3/29/96            $ 10,191           $ 10,202
  4/1/96            $ 10,167           $ 10,176
  4/2/96            $ 10,289           $ 10,297
  4/3/96            $ 10,260           $ 10,272
  4/4/96            $ 10,451           $ 10,469
  4/8/96            $ 10,443           $ 10,365
  4/9/96            $ 10,427           $ 10,448
 4/10/96            $ 10,670           $ 10,695
 4/11/96            $ 10,605           $ 10,630
 4/12/96            $ 10,691           $ 10,717
 4/15/96            $ 10,719           $ 10,751
 4/16/96            $ 10,691           $ 10,722
 4/17/96            $ 10,597           $ 10,631
 4/18/96            $ 10,764           $ 10,800
 4/19/96            $ 10,951           $ 10,989
 4/22/96            $ 11,690           $ 11,737
 4/23/96            $ 11,698           $ 11,744
 4/24/96            $ 11,731           $ 11,779
 4/25/96            $ 11,690           $ 11,740
 4/26/96            $ 11,820           $ 11,874
 4/29/96            $ 11,609           $ 11,665
 4/30/96            $ 11,727           $ 11,783
  5/1/96            $ 11,719           $ 11,773
  5/2/96            $ 11,768           $ 11,823
  5/3/96            $ 11,723           $ 11,785
  5/6/96            $ 11,678           $ 11,749
  5/7/96            $ 11,715           $ 11,794
  5/8/96            $ 11,536           $ 11,614
  5/9/96            $ 11,585           $ 11,660
 5/10/96            $ 11,613           $ 11,686
 5/13/96            $ 11,670           $ 11,746
 5/14/96            $ 11,711           $ 11,789
 5/15/96            $ 11,658           $ 11,741
 5/16/96            $ 11,585           $ 11,674
 5/17/96            $ 11,894           $ 11,984
 5/20/96            $ 12,056           $ 11,925
 5/21/96            $ 11,934           $ 11,837
 5/22/96            $ 11,776           $ 11,776
 5/23/96            $ 11,735           $ 11,740
 5/24/96            $ 11,646           $ 11,651
 5/28/96            $ 11,678           $ 11,683
 5/29/96            $ 11,764           $ 11,773
 5/30/96            $ 11,703           $ 11,715
 5/31/96            $ 11,755           $ 11,772

  6/3/96            $ 11,633           $ 11,662
  6/4/96            $ 11,678           $ 11,700
  6/5/96            $ 11,629           $ 11,650
  6/6/96            $ 11,690           $ 11,706
  6/7/96            $ 11,524           $ 11,540
 6/10/96            $ 11,548           $ 11,565
 6/11/96            $ 11,475           $ 11,490
 6/12/96            $ 11,495           $ 11,518
 6/13/96            $ 11,451           $ 11,477
 6/14/96            $ 11,447           $ 11,477
 6/17/96            $ 11,589           $ 11,630
 6/18/96            $ 11,820           $ 11,863
 6/19/96            $ 11,808           $ 11,845
 6/20/96            $ 11,804           $ 11,856
 6/21/96            $ 11,743           $ 11,788
 6/24/96            $ 11,658           $ 11,651
 6/25/96            $ 11,776           $ 11,773
 6/26/96            $ 11,686           $ 11,677
 6/27/96            $ 11,609           $ 11,590
 6/28/96            $ 11,670           $ 11,642
  7/1/96            $ 11,564           $ 11,533
  7/2/96            $ 11,508           $ 11,481
  7/3/96            $ 11,609           $ 11,579
  7/5/96            $ 11,776           $ 11,730
  7/8/96            $ 11,629           $ 11,585
  7/9/96            $ 11,625           $ 11,582
 7/10/96            $ 11,597           $ 11,563
 7/11/96            $ 11,560           $ 11,529
 7/12/96            $ 11,390           $ 11,354
 7/15/96            $ 10,987           $ 10,943
 7/16/96            $ 10,809           $ 10,776
 7/17/96            $ 10,987           $ 10,956
 7/18/96            $ 11,174           $ 11,152
 7/19/96            $ 11,191           $ 11,166
 7/22/96            $ 11,215           $ 11,124
 7/23/96            $ 11,227           $ 11,151
 7/24/96            $ 10,996           $ 10,910
 7/25/96            $ 10,878           $ 10,781
 7/26/96            $ 10,813           $ 10,721
 7/29/96            $ 10,691           $ 10,605
 7/30/96            $ 10,691           $ 10,614
 7/31/96            $ 10,898           $ 10,827
  8/1/96            $ 11,077           $ 11,008
  8/2/96            $ 11,191           $ 11,130
  8/5/96            $ 11,150           $ 11,092
  8/6/96            $ 11,109           $ 11,053
  8/7/96            $ 10,987           $ 10,926
  8/8/96            $ 11,048           $ 10,986
  8/9/96            $ 10,886           $ 10,822
 8/12/96            $ 10,910           $ 10,845
 8/13/96            $ 10,902           $ 10,838
 8/14/96            $ 10,918           $ 10,854
 8/15/96            $ 10,943           $ 10,879
 8/16/96            $ 10,971           $ 10,905

 8/19/96            $ 10,841           $ 10,785
 8/20/96            $ 10,906           $ 10,850
 8/21/96            $ 10,918           $ 10,865
 8/22/96            $ 10,987           $ 10,938
 8/23/96            $ 11,069           $ 11,027
 8/26/96            $ 10,943           $ 10,908
 8/27/96            $ 11,016           $ 10,982
 8/28/96            $ 10,943           $ 10,912
 8/29/96            $ 10,898           $ 10,866
 8/30/96            $ 10,821           $ 10,791
  9/3/96            $ 10,540           $ 10,502
  9/4/96            $ 10,536           $ 10,503
  9/5/96            $ 10,488           $ 10,463
  9/6/96            $ 10,642           $ 10,627
  9/9/96            $ 10,707           $ 10,693
 9/10/96            $ 10,683           $ 10,670
 9/11/96            $ 10,557           $ 10,541
 9/12/96            $ 10,557           $ 10,543
 9/13/96            $ 10,764           $ 10,749
 9/16/96            $ 10,768           $ 10,753
 9/17/96            $ 10,642           $ 10,640
 9/18/96            $ 10,585           $ 10,578
 9/19/96            $ 10,670           $ 10,661
 9/20/96            $ 10,707           $ 10,697
 9/23/96            $ 10,719           $ 10,714
 9/24/96            $ 10,630           $ 10,622
10/31/96            $ 10,825           $ 10,852

Past performance is not predictive of future performance      Correlation: .9845

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE JAPAN INDEX SERIES AND
                     FT/S&P JAPAN INDEX (3/21/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date         Japan Index Series    FT/S&P Index
--------       ------------------    ------------
 3/21/96            $ 10,000           $ 10,000
 3/22/96            $  9,963           $  9,963
 3/25/96            $ 10,118           $ 10,113
 3/26/96            $ 10,169           $ 10,126
 3/27/96            $ 10,229           $ 10,182
 3/28/96            $ 10,261           $ 10,213
 3/29/96            $ 10,324           $ 10,275
  4/1/96            $ 10,326           $ 10,274
  4/2/96            $ 10,321           $ 10,281
  4/3/96            $ 10,332           $ 10,289
  4/4/96            $ 10,292           $ 10,252
  4/8/96            $ 10,266           $ 10,228
  4/9/96            $ 10,313           $ 10,275
 4/10/96            $ 10,313           $ 10,275
 4/11/96            $ 10,319           $ 10,285
 4/12/96            $ 10,295           $ 10,264
 4/15/96            $ 10,384           $ 10,354
 4/16/96            $ 10,382           $ 10,357
 4/17/96            $ 10,358           $ 10,339
 4/18/96            $ 10,403           $ 10,371
 4/19/96            $ 10,495           $ 10,464
 4/22/96            $ 10,637           $ 10,609
 4/23/96            $ 10,703           $ 10,670
 4/24/96            $ 10,727           $ 10,699
 4/25/96            $ 10,761           $ 10,732
 4/26/96            $ 10,864           $ 10,834
 4/29/96            $ 10,979           $ 10,951
 4/30/96            $ 10,922           $ 10,896
  5/1/96            $ 10,779           $ 10,755
  5/2/96            $ 10,742           $ 10,716
  5/3/96            $ 10,737           $ 10,711
  5/6/96            $ 10,727           $ 10,703
  5/7/96            $ 10,606           $ 10,582
  5/8/96            $ 10,656           $ 10,631
  5/9/96            $ 10,592           $ 10,569
 5/10/96            $ 10,482           $ 10,457
 5/13/96            $ 10,421           $ 10,400
 5/14/96            $ 10,390           $ 10,371
 5/15/96            $ 10,550           $ 10,532
 5/16/96            $ 10,613           $ 10,593
 5/17/96            $ 10,527           $ 10,505
 5/20/96            $ 10,506           $ 10,488
 5/21/96            $ 10,519           $ 10,500
 5/22/96            $ 10,490           $ 10,471
 5/23/96            $ 10,371           $ 10,353
 5/24/96            $ 10,308           $ 10,289

 5/28/96            $ 10,287           $ 10,263
 5/29/96            $ 10,308           $ 10,293
 5/30/96            $ 10,371           $ 10,356
 5/31/96            $ 10,379           $ 10,358
  6/3/96            $ 10,240           $ 10,230
  6/4/96            $ 10,271           $ 10,261
  6/5/96            $ 10,282           $ 10,272
  6/6/96            $ 10,213           $ 10,203
  6/7/96            $ 10,182           $ 10,174
 6/10/96            $ 10,169           $ 10,162
 6/11/96            $ 10,187           $ 10,182
 6/12/96            $ 10,292           $ 10,287
 6/13/96            $ 10,326           $ 10,320
 6/14/96            $ 10,442           $ 10,451
 6/17/96            $ 10,387           $ 10,382
 6/18/96            $ 10,508           $ 10,504
 6/19/96            $ 10,498           $ 10,491
 6/20/96            $ 10,500           $ 10,496
 6/21/96            $ 10,490           $ 10,485
 6/24/96            $ 10,537           $ 10,536
 6/25/96            $ 10,516           $ 10,515
 6/26/96            $ 10,516           $ 10,511
 6/27/96            $ 10,474           $ 10,466
 6/28/96            $ 10,442           $ 10,430
  7/1/96            $ 10,432           $ 10,422
  7/2/96            $ 10,319           $ 10,308
  7/3/96            $ 10,271           $ 10,264
  7/5/96            $ 10,195           $ 10,189
  7/8/96            $ 10,071           $ 10,066
  7/9/96            $ 10,108           $ 10,104
 7/10/96            $ 10,055           $ 10,049
 7/11/96            $ 10,061           $ 10,053
 7/12/96            $  9,932           $  9,927
 7/15/96            $  9,950           $  9,943
 7/16/96            $  9,926           $  9,921
 7/17/96            $  9,971           $  9,967
 7/18/96            $ 10,045           $ 10,038
 7/19/96            $ 10,039           $ 10,034
 7/22/96            $  9,918           $  9,914
 7/23/96            $  9,945           $  9,942
 7/24/96            $  9,763           $  9,759
 7/25/96            $  9,805           $  9,805
 7/26/96            $  9,884           $  9,886
 7/29/96            $  9,858           $  9,863
 7/30/96            $  9,863           $  9,869
 7/31/96            $  9,934           $  9,942
  8/1/96            $ 10,011           $ 10,018
  8/2/96            $  9,992           $  9,999
  8/5/96            $ 10,050           $ 10,059
  8/6/96            $  9,916           $  9,923
  8/7/96            $  9,737           $  9,746
  8/8/96            $  9,768           $  9,778
  8/9/96            $  9,710           $  9,723
 8/12/96            $  9,789           $  9,802

 8/13/96            $  9,839           $  9,854
 8/14/96            $  9,876           $  9,891
 8/15/96            $  9,853           $  9,866
 8/16/96            $  9,824           $  9,836
 8/19/96            $  9,858           $  9,869
 8/20/96            $  9,839           $  9,853
 8/21/96            $  9,916           $  9,928
 8/22/96            $  9,955           $  9,970
 8/23/96            $  9,916           $  9,928
 8/26/96            $  9,837           $  9,852
 8/27/96            $  9,821           $  9,841
 8/28/96            $  9,692           $  9,716
 8/29/96            $  9,613           $  9,636
 8/30/96            $  9,502           $  9,524
  9/3/96            $  9,458           $  9,483
  9/4/96            $  9,479           $  9,503
  9/5/96            $  9,539           $  9,565
  9/6/96            $  9,450           $  9,478
  9/9/96            $  9,452           $  9,480
 9/10/96            $  9,494           $  9,523
 9/11/96            $  9,460           $  9,488
 9/12/96            $  9,455           $  9,485
 9/13/96            $  9,547           $  9,580
 9/16/96            $  9,552           $  9,586
 9/17/96            $  9,750           $  9,785
 9/18/96            $  9,808           $  9,842
 9/19/96            $  9,821           $  9,857
 9/20/96            $  9,713           $  9,748
 9/23/96            $  9,708           $  9,744
 9/24/96            $  9,702           $  9,741
10/31/96            $  9,165           $  9,187

Past performance is not predictive of future performance      Correlation: .9977

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       THE SOUTH AFRICA INDEX SERIES AND
                 FT/S&P SOUTH AFRICA INDEX (3/29/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date        South Africa Index Series   FT/S&P Index
--------      -------------------------   ------------
 3/29/96               $ 10,000             $ 10,000
  4/1/96               $  9,886             $  9,854
  4/2/96               $  9,841             $  9,812
  4/3/96               $  9,573             $  9,527
  4/4/96               $  9,593             $  9,555
  4/8/96               $  9,642             $  9,610
  4/9/96               $  9,493             $  9,461
 4/10/96               $  9,364             $  9,338
 4/11/96               $  9,449             $  9,427
 4/12/96               $  9,508             $  9,487
 4/15/96               $  9,409             $  9,390
 4/16/96               $  9,608             $  9,584
 4/17/96               $  9,652             $  9,629
 4/18/96               $  9,637             $  9,615
 4/19/96               $  9,712             $  9,695
 4/22/96               $  9,921             $  9,894
 4/23/96               $  9,851             $  9,835
 4/24/96               $  9,712             $  9,700
 4/25/96               $  9,459             $  9,452
 4/26/96               $  9,483             $  9,479
 4/29/96               $  9,478             $  9,491
 4/30/96               $  9,627             $  9,617
  5/1/96               $  9,613             $  9,601
  5/2/96               $  9,533             $  9,533
  5/3/96               $  9,384             $  9,392
  5/6/96               $  9,270             $  9,304
  5/7/96               $  9,339             $  9,346
  5/8/96               $  9,061             $  9,065
  5/9/96               $  8,862             $  8,873
 5/10/96               $  9,255             $  9,264
 5/13/96               $  9,300             $  9,314
 5/14/96               $  9,478             $  9,494
 5/15/96               $  9,439             $  9,459
 5/16/96               $  9,285             $  9,320
 5/17/96               $  9,295             $  9,320
 5/20/96               $  9,195             $  9,220
 5/21/96               $  9,160             $  9,185
 5/22/96               $  9,121             $  9,142
 5/23/96               $  9,076             $  9,104
 5/24/96               $  9,131             $  9,161
 5/28/96               $  9,165             $  9,204
 5/29/96               $  9,220             $  9,247
 5/30/96               $  9,220             $  9,248
 5/31/96               $  9,389             $  9,420
  6/3/96               $  9,404             $  9,437

  6/4/96               $  9,359             $  9,384
  6/5/96               $  9,324             $  9,350
  6/6/96               $  9,404             $  9,418
  6/7/96               $  9,334             $  9,361
 6/10/96               $  9,374             $  9,393
 6/11/96               $  9,285             $  9,309
 6/12/96               $  9,379             $  9,401
 6/13/96               $  9,444             $  9,469
 6/14/96               $  9,319             $  9,344
 6/17/96               $  9,329             $  9,356
 6/18/96               $  9,344             $  9,369
 6/19/96               $  9,399             $  9,420
 6/20/96               $  9,344             $  9,371
 6/21/96               $  9,354             $  9,383
 6/24/96               $  9,389             $  9,401
 6/25/96               $  9,439             $  9,454
 6/26/96               $  9,523             $  9,532
 6/27/96               $  9,493             $  9,499
 6/28/96               $  9,439             $  9,428
  7/1/96               $  9,399             $  9,387
  7/2/96               $  9,459             $  9,444
  7/3/96               $  9,483             $  9,478
  7/5/96               $  9,468             $  9,456
  7/8/96               $  9,424             $  9,413
  7/9/96               $  9,498             $  9,494
 7/10/96               $  9,518             $  9,512
 7/11/96               $  9,394             $  9,392
 7/12/96               $  9,106             $  9,100
 7/15/96               $  9,071             $  9,068
 7/16/96               $  8,838             $  8,834
 7/17/96               $  8,992             $  8,990
 7/18/96               $  9,021             $  9,020
 7/19/96               $  9,151             $  9,150
 7/22/96               $  9,081             $  9,093
 7/23/96               $  8,997             $  9,001
 7/24/96               $  8,828             $  8,829
 7/25/96               $  8,862             $  8,866
 7/26/96               $  8,773             $  8,775
 7/29/96               $  8,798             $  8,805
 7/30/96               $  8,723             $  8,731
 7/31/96               $  8,584             $  8,591
  8/1/96               $  8,589             $  8,596
  8/2/96               $  8,778             $  8,789
  8/5/96               $  8,952             $  8,957
  8/6/96               $  8,907             $  8,917
  8/7/96               $  8,803             $  8,812
  8/8/96               $  8,654             $  8,666
  8/9/96               $  8,644             $  8,657
 8/12/96               $  8,644             $  8,653
 8/13/96               $  8,684             $  8,692
 8/14/96               $  8,530             $  8,540
 8/15/96               $  8,435             $  8,449
 8/16/96               $  8,400             $  8,413
 8/19/96               $  8,356             $  8,369

 8/20/96               $  8,217             $  8,231
 8/21/96               $  8,187             $  8,201
 8/22/96               $  8,301             $  8,316
 8/23/96               $  8,495             $  8,507
 8/26/96               $  8,510             $  8,520
 8/27/96               $  8,629             $  8,645
 8/28/96               $  8,773             $  8,792
 8/29/96               $  8,803             $  8,819
 8/30/96               $  8,838             $  8,854
  9/3/96               $  8,872             $  8,890
  9/4/96               $  8,992             $  9,009
  9/5/96               $  8,997             $  9,018
  9/6/96               $  8,982             $  8,994
  9/9/96               $  9,076             $  9,083
 9/10/96               $  9,016             $  9,025
 9/11/96               $  9,026             $  9,036
 9/12/96               $  9,031             $  9,040
 9/13/96               $  9,106             $  9,119
 9/16/96               $  9,235             $  9,228
 9/17/96               $  9,265             $  9,261
 9/18/96               $  9,175             $  9,174
 9/19/96               $  9,205             $  9,215
 9/20/96               $  9,175             $  9,171
 9/23/96               $  9,111             $  9,113
 9/24/96               $  9,111             $  9,111
10/31/96               $  8,783             $  8,801

Past performance is not predictive of future performance      Correlation: .9978

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                            THE UK INDEX SERIES AND
                      FT/S&P UK INDEX (3/25/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date             U.K. Index Series      FT/S&P Index
--------           -----------------      ------------
 3/25/96               $ 10,000             $ 10,000
 3/26/96               $  9,935             $  9,932
 3/27/96               $  9,943             $  9,938
 3/28/96               $  9,958             $  9,970
 3/29/96               $ 10,078             $ 10,061
  4/1/96               $ 10,120             $ 10,103
  4/2/96               $ 10,135             $ 10,131
  4/3/96               $ 10,151             $ 10,137
  4/4/96               $ 10,250             $ 10,232
  4/8/96               $ 10,268             $ 10,259
  4/9/96               $ 10,242             $ 10,225
 4/10/96               $ 10,206             $ 10,193
 4/11/96               $ 10,138             $ 10,121
 4/12/96               $ 10,172             $ 10,165
 4/15/96               $ 10,203             $ 10,192
 4/16/96               $ 10,318             $ 10,300
 4/17/96               $ 10,258             $ 10,256
 4/18/96               $ 10,297             $ 10,295
 4/19/96               $ 10,458             $ 10,459
 4/22/96               $ 10,403             $ 10,410
 4/23/96               $ 10,380             $ 10,384
 4/24/96               $ 10,328             $ 10,334
 4/25/96               $ 10,328             $ 10,336
 4/26/96               $ 10,359             $ 10,364
 4/29/96               $ 10,292             $ 10,298
 4/30/96               $ 10,252             $ 10,263
  5/1/96               $ 10,190             $ 10,206
  5/2/96               $ 10,138             $ 10,152
  5/3/96               $ 10,096             $ 10,111
  5/6/96               $ 10,122             $ 10,142
  5/7/96               $ 10,099             $ 10,111
  5/8/96               $ 10,083             $ 10,103
  5/9/96               $ 10,180             $ 10,202
 5/10/96               $ 10,239             $ 10,261
 5/13/96               $ 10,148             $ 10,170
 5/14/96               $ 10,198             $ 10,223
 5/15/96               $ 10,208             $ 10,245
 5/16/96               $ 10,154             $ 10,179
 5/17/96               $ 10,268             $ 10,299
 5/20/96               $ 10,226             $ 10,252
 5/21/96               $ 10,263             $ 10,288
 5/22/96               $ 10,172             $ 10,199
 5/23/96               $ 10,141             $ 10,175
 5/24/96               $ 10,159             $ 10,186
 5/28/96               $ 10,172             $ 10,208
 5/29/96               $ 10,255             $ 10,295

 5/30/96               $ 10,284             $ 10,328
 5/31/96               $ 10,401             $ 10,436
  6/3/96               $ 10,380             $ 10,419
  6/4/96               $ 10,416             $ 10,457
  6/5/96               $ 10,393             $ 10,436
  6/6/96               $ 10,367             $ 10,405
  6/7/96               $ 10,226             $ 10,268
 6/10/96               $ 10,216             $ 10,258
 6/11/96               $ 10,310             $ 10,352
 6/12/96               $ 10,336             $ 10,380
 6/13/96               $ 10,289             $ 10,332
 6/14/96               $ 10,312             $ 10,365
 6/17/96               $ 10,393             $ 10,443
 6/18/96               $ 10,375             $ 10,418
 6/19/96               $ 10,359             $ 10,412
 6/20/96               $ 10,286             $ 10,334
 6/21/96               $ 10,260             $ 10,310
 6/24/96               $ 10,237             $ 10,284
 6/25/96               $ 10,151             $ 10,198
 6/26/96               $ 10,200             $ 10,249
 6/27/96               $ 10,193             $ 10,229
 6/28/96               $ 10,349             $ 10,363
  7/1/96               $ 10,396             $ 10,425
  7/2/96               $ 10,411             $ 10,431
  7/3/96               $ 10,390             $ 10,423
  7/5/96               $ 10,440             $ 10,475
  7/8/96               $ 10,422             $ 10,461
  7/9/96               $ 10,437             $ 10,473
 7/10/96               $ 10,487             $ 10,524
 7/11/96               $ 10,455             $ 10,499
 7/12/96               $ 10,383             $ 10,420
 7/15/96               $ 10,312             $ 10,353
 7/16/96               $ 10,177             $ 10,216
 7/17/96               $ 10,177             $ 10,220
 7/18/96               $ 10,247             $ 10,294
 7/19/96               $ 10,312             $ 10,357
 7/22/96               $ 10,247             $ 10,298
 7/23/96               $ 10,331             $ 10,377
 7/24/96               $ 10,242             $ 10,287
 7/25/96               $ 10,307             $ 10,355
 7/26/96               $ 10,271             $ 10,317
 7/29/96               $ 10,305             $ 10,357
 7/30/96               $ 10,268             $ 10,321
 7/31/96               $ 10,362             $ 10,416
  8/1/96               $ 10,437             $ 10,499
  8/2/96               $ 10,435             $ 10,494
  8/5/96               $ 10,510             $ 10,559
  8/6/96               $ 10,476             $ 10,520
  8/7/96               $ 10,567             $ 10,613
  8/8/96               $ 10,622             $ 10,671
  8/9/96               $ 10,622             $ 10,671
 8/12/96               $ 10,645             $ 10,677
 8/13/96               $ 10,695             $ 10,728
 8/14/96               $ 10,708             $ 10,742

 8/15/96               $ 10,726             $ 10,764
 8/16/96               $ 10,799             $ 10,840
 8/19/96               $ 10,773             $ 10,801
 8/20/96               $ 10,836             $ 10,867
 8/21/96               $ 10,830             $ 10,862
 8/22/96               $ 10,867             $ 10,902
 8/23/96               $ 10,950             $ 10,989
 8/26/96               $ 10,968             $ 11,011
 8/27/96               $ 10,953             $ 10,995
 8/28/96               $ 11,020             $ 11,066
 8/29/96               $ 10,921             $ 10,966
 8/30/96               $ 10,919             $ 10,964
  9/3/96               $ 10,895             $ 10,945
  9/4/96               $ 10,934             $ 10,985
  9/5/96               $ 10,979             $ 11,033
  9/6/96               $ 10,958             $ 11,014
  9/9/96               $ 10,994             $ 11,049
 9/10/96               $ 10,989             $ 11,047
 9/11/96               $ 10,945             $ 11,002
 9/12/96               $ 11,018             $ 11,078
 9/13/96               $ 11,098             $ 11,168
 9/16/96               $ 11,143             $ 11,214
 9/17/96               $ 11,119             $ 11,187
 9/18/96               $ 11,109             $ 11,178
 9/19/96               $ 11,088             $ 11,154
 9/20/96               $ 11,098             $ 11,165
 9/23/96               $ 10,999             $ 11,058
 9/24/96               $ 10,981             $ 11,041
10/31/96               $ 11,645             $ 11,750

Past performance is not predictive of future performance      Correlation: .9948

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                            THE US INDEX SERIES AND
                      FT/S&P US INDEX (3/19/96-10/31/96)

                              [PERFORMANCE GRAPH]

  Date              U.S. Index Series     FT/S&P Index
--------            -----------------     ------------
 3/19/96               $  10,000            $ 10,000
 3/20/96               $   9,974            $  9,973
 3/21/96               $   9,962            $  9,963
 3/22/96               $   9,981            $  9,983
 3/25/96               $   9,964            $  9,969
 3/26/96               $  10,002            $ 10,008
 3/27/96               $   9,949            $  9,955
 3/28/96               $   9,951            $  9,957
 3/29/96               $   9,904            $  9,911
  4/1/96               $  10,028            $ 10,036
  4/2/96               $  10,047            $ 10,054
  4/3/96               $  10,056            $ 10,065
  4/4/96               $  10,056            $ 10,067
  4/8/96               $   9,876            $  9,885
  4/9/96               $   9,846            $  9,856
 4/10/96               $   9,708            $  9,719
 4/11/96               $   9,661            $  9,672
 4/12/96               $   9,753            $  9,765
 4/15/96               $   9,836            $  9,852
 4/16/96               $   9,880            $  9,897
 4/17/96               $   9,825            $  9,843
 4/18/96               $   9,865            $  9,884
 4/19/96               $   9,887            $  9,908
 4/22/96               $   9,932            $  9,956
 4/23/96               $   9,987            $ 10,012
 4/24/96               $   9,970            $  9,995
 4/25/96               $  10,011            $ 10,037
 4/26/96               $  10,021            $ 10,048
 4/29/96               $  10,030            $ 10,060
 4/30/96               $  10,030            $ 10,060
  5/1/96               $  10,041            $ 10,073
  5/2/96               $   9,872            $  9,902
  5/3/96               $   9,848            $  9,878
  5/6/96               $   9,831            $  9,862
  5/7/96               $   9,789            $  9,822
  5/8/96               $   9,878            $  9,911
  5/9/96               $   9,891            $  9,920
 5/10/96               $   9,998            $ 10,028
 5/13/96               $  10,139            $ 10,173
 5/14/96               $  10,201            $ 10,235
 5/15/96               $  10,198            $ 10,231
 5/16/96               $  10,192            $ 10,225
 5/17/96               $  10,254            $ 10,289
 5/20/96               $  10,316            $ 10,353
 5/21/96               $  10,307            $ 10,345
 5/22/96               $  10,384            $ 10,423

 5/23/96               $  10,352            $ 10,390
 5/24/96               $  10,384            $ 10,424
 5/28/96               $  10,288            $ 10,332
 5/29/96               $  10,226            $ 10,268
 5/30/96               $  10,282            $ 10,324
 5/31/96               $  10,247            $ 10,289
  6/3/96               $  10,222            $ 10,267
  6/4/96               $  10,301            $ 10,349
  6/5/96               $  10,393            $ 10,440
  6/6/96               $  10,316            $ 10,361
  6/7/96               $  10,314            $ 10,361
 6/10/96               $  10,295            $ 10,345
 6/11/96               $  10,277            $ 10,327
 6/12/96               $  10,258            $ 10,306
 6/13/96               $  10,243            $ 10,290
 6/14/96               $  10,209            $ 10,256
 6/17/96               $  10,194            $ 10,244
 6/18/96               $  10,143            $ 10,195
 6/19/96               $  10,141            $ 10,192
 6/20/96               $  10,135            $ 10,188
 6/21/96               $  10,203            $ 10,257
 6/24/96               $  10,230            $ 10,286
 6/25/96               $  10,222            $ 10,279
 6/26/96               $  10,164            $ 10,211
 6/27/96               $  10,230            $ 10,273
 6/28/96               $  10,288            $ 10,313
  7/1/96               $  10,376            $ 10,403
  7/2/96               $  10,346            $ 10,372
  7/3/96               $  10,320            $ 10,346
  7/5/96               $  10,094            $ 10,119
  7/8/96               $  10,017            $ 10,042
  7/9/96               $  10,053            $ 10,076
 7/10/96               $  10,064            $ 10,088
 7/11/96               $   9,904            $  9,926
 7/12/96               $   9,913            $  9,936
 7/15/96               $   9,667            $  9,689
 7/16/96               $   9,641            $  9,663
 7/17/96               $   9,740            $  9,765
 7/18/96               $   9,887            $  9,914
 7/19/96               $   9,814            $  9,838
 7/22/96               $   9,738            $  9,765
 7/23/96               $   9,631            $  9,657
 7/24/96               $   9,624            $  9,650
 7/25/96               $   9,697            $  9,725
 7/26/96               $   9,776            $  9,806
 7/29/96               $   9,701            $  9,730
 7/30/96               $   9,765            $  9,796
 7/31/96               $   9,836            $  9,866
  8/1/96               $   9,998            $ 10,029
  8/2/96               $  10,188            $ 10,223
  8/5/96               $  10,147            $ 10,184
  8/6/96               $  10,181            $ 10,217
  8/7/96               $  10,213            $ 10,250
  8/8/96               $  10,190            $ 10,228

  8/9/96               $  10,183            $ 10,218
 8/12/96               $  10,233            $ 10,272
 8/13/96               $  10,152            $ 10,188
 8/14/96               $  10,188            $ 10,225
 8/15/96               $  10,201            $ 10,237
 8/16/96               $  10,239            $ 10,276
 8/19/96               $  10,256            $ 10,295
 8/20/96               $  10,241            $ 10,280
 8/21/96               $  10,231            $ 10,272
 8/22/96               $  10,320            $ 10,361
 8/23/96               $  10,269            $ 10,310
 8/26/96               $  10,220            $ 10,265
 8/27/96               $  10,260            $ 10,305
 8/28/96               $  10,243            $ 10,287
 8/29/96               $  10,134            $ 10,176
 8/30/96               $  10,055            $ 10,096
  9/3/96               $  10,087            $ 10,132
  9/4/96               $  10,105            $ 10,146
  9/5/96               $  10,011            $ 10,053
  9/6/96               $  10,109            $ 10,152
  9/9/96               $  10,230            $ 10,274
 9/10/96               $  10,231            $ 10,276
 9/11/96               $  10,282            $ 10,327
 9/12/96               $  10,348            $ 10,391
 9/13/96               $  10,489            $ 10,533
 9/16/96               $  10,538            $ 10,586
 9/17/96               $  10,529            $ 10,577
 9/18/96               $  10,506            $ 10,556
 9/19/96               $  10,531            $ 10,580
 9/20/96               $  10,589            $ 10,640
 9/23/96               $  10,575            $ 10,630
 9/24/96               $  10,564            $ 10,619
10/31/96               $  10,850            $ 10,920

Past performance is not predictive of future performance      Correlation: .9958

'The CountryBaskets Index Fund, Inc.', 'CountryBaskets' and 'CB Shares' are service marks of Deutsche Morgan Grenfell Inc. ('DMG'). DMG has filed applications for registration of such service marks with the U.S. Patent and Trademark Office. The Fund is an authorized licensee of such marks.

'FT/S&P Actuaries World Indices' is a trademark of The Financial Times Limited ('FT') and Standard & Poor's ('S&P') and has been licensed for use by DMG. The Fund is an authorized sublicensee thereof. The Fund and the CB Shares(SM) are not sponsored, endorsed, sold or promoted by FT or S&P and neither FT nor S&P makes any representation regarding the advisability of investing therein.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                             AUSTRALIA INDEX SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                        % OF
SECURITY DESCRIPTION                          SHARES      VALUE      NET ASSETS
--------------------------------------------------------------------------------
Broken Hill Proprietary Co................... 107,258  $ 1,424,729     13.20%
National Australia Bank......................  80,279      881,738      8.17%
Westpac Bank Corp............................  99,555      568,438      5.26%
CRA Ltd......................................  34,891      547,302      5.07%
Australia & NZ Bank Group....................  80,052      467,872      4.33%
Coca Cola Amatil.............................  29,890      411,257      3.81%
WMC Ltd......................................  61,313      385,579      3.57%
Woodside Petroleum Ltd.......................  36,016      254,199      2.35%
News Corp....................................  42,648      242,835      2.25%
Commonwealth Bank............................  24,585      231,034      2.14%
Lend Lease Corp..............................  13,201      223,926      2.07%
Coles Myer Ltd...............................  59,961      219,209      2.03%
Amcor Ltd....................................  34,701      215,747      2.00%
Brambles Industries Ltd......................  12,299      203,847      1.89%
Fosters Brewing Group........................ 105,315      192,090      1.78%
CSR Ltd......................................  54,583      183,532      1.70%
Comalco Ltd..................................  30,539      158,872      1.47%
ICI Australia................................  16,080      158,123      1.46%
Boral Ltd....................................  60,160      149,805      1.39%
Woolworths Ltd...............................  61,032      140,844      1.30%
Pioneer International Ltd....................  49,602      132,168      1.22%
Pacific Dunlop Ltd...........................  56,722      125,950      1.17%
Normandy Mining Ltd..........................  88,441      120,634      1.12%
Santos Ltd...................................  30,132      120,433      1.12%
Commonwealth Bank of Australia Installment
  Receipts...................................  19,869      119,908      1.11%
General Property Trust.......................  63,368      119,098      1.10%
Westfield Trust..............................  63,360      119,083      1.10%
North Ltd....................................  39,653      112,891      1.05%
MIM Holdings Ltd.............................  86,630      112,668      1.04%
Mayne Nickless Ltd...........................  16,791      111,586      1.03%
Advance Bank Australia.......................  19,277      103,647      0.96%
Southcorp Holdings Ltd.......................  30,944       94,231      0.87%
GIO Australia Holding........................  33,462       86,243      0.80%
Westfield Holdings...........................   5,317       85,174      0.79%
Australia Gas & Light........................  15,505       85,087      0.79%
Smith (Howard)...............................  10,593       83,165      0.77%
Wesfarmers...................................  12,215       81,369      0.75%
QBE Insurance Group..........................  15,198       80,510      0.75%
St. George Bank Ltd..........................  11,076       79,491      0.74%
Goodman Fielder Ltd..........................  66,161       77,652      0.72%
Pasminco Ltd.................................  43,103       66,996      0.62%
T.N.T. Ltd.*.................................  31,500       60,702      0.56%
Hardie James Industries......................  20,853       54,572      0.51%

Australia Foundation Investor................  32,437       52,733      0.49%
RGC Ltd......................................  11,226       50,744      0.47%
Arnotts Ltd..................................   7,550       50,593      0.47%
QCT Resources................................  35,408       48,858      0.45%
Plutonic Resources...........................  10,195       48,509      0.45%
Bank of Melbourne............................   6,948       47,937      0.44%
Newcrest Mining..............................  13,719       47,435      0.44%
Burns Philp & Co.............................  29,640       47,011      0.44%
F.H. Faulding & Co...........................   6,384       43,944      0.41%
Email Ltd....................................  15,521       42,711      0.40%
Rothmans Holdings............................   6,613       42,479      0.39%
Stockland Trust Group........................  17,230       42,358      0.39%
Australia National Industries................  42,637       41,251      0.38%
Sons of Gwalia Ltd...........................   6,118       39,542      0.37%
Schroders Property Fund......................  20,677       38,206      0.35%
Fairfax (John) Holding.......................  16,344       35,125      0.33%
Davids Ltd...................................  24,536       32,494      0.30%
Caltex Australia.............................   9,766       32,218      0.30%
Gandel Retail Trust..........................  39,181       28,275      0.26%
Franked Income Fund..........................  12,800       24,869      0.23%
Foodland Associated..........................   5,478       23,719      0.22%
Ashton Mining Ltd............................  15,191       23,491      0.22%
Metal Manufactures...........................  10,310       23,138      0.21%
Simsmetal Ltd................................   4,199       22,544      0.21%
National Foods Ltd...........................  14,386       17,683      0.16%
AAPC Ltd.....................................  28,939       17,442      0.16%
OPSM Protector Ltd...........................   7,744       16,827      0.16%
Capital Property Trust.......................   9,145       16,318      0.15%
Publishing & Broadcasting Ltd................   3,594       16,189      0.15%
Orbital Engine Corp.*........................  17,539       13,909      0.13%
Aberfoyle....................................   5,129       10,738      0.10%
Seven Network Ltd............................   3,094        9,569      0.09%
Publishing & Broadcasting Ltd................   1,877        8,395      0.08%
Kidston Gold Mines...........................   6,782        8,229      0.08%
Bougainville Copper Ltd.*....................  21,760        7,593      0.07%
                                                       -----------  ----------
PORTFOLIO OF SECURITIES
  (Cost $9,845,056)..........................           10,567,312     97.88%
OTHER INVESTMENT+
  (Cost $2,908,388)..........................            2,908,388     26.94%
                                                       -----------  ----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $12,753,444).........................           13,475,700    124.82%
LIABILITIES IN EXCESS OF OTHER ASSETS........          (2,679,699)    (24.82%)
                                                       -----------  ----------
NET ASSETS...................................          $10,796,001    100.00%
                                                       -----------  ----------
                                                       -----------  ----------

* Non-income producing securities.

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.


The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                             AUSTRALIA INDEX SERIES
                    SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                          % OF
INDUSTRY                                                VALUE          PORTFOLIO
--------------------------------------------------------------------------------
Mining, metals and minerals.......................   $ 2,878,112         27.2%
Commercial banks and other banks..................     2,500,065         23.7%
Real estate.......................................       672,438          6.4%
Construction and building materials...............       520,076          4.9%
Diversified holdings..............................       475,094          4.5%
Oil...............................................       406,850          3.9%
Diversified industrials...........................       382,430          3.6%
Transportation and services.......................       376,135          3.6%
Retail trade......................................       360,053          3.4%
Media.............................................       312,113          3.0%
Precious metals and minerals......................       287,840          2.7%
Food and paper products...........................       227,297          2.2%
Forestry and paper products.......................       215,747          2.0%
Insurance--multiline and property and casualty....       166,753          1.6%
Chemicals.........................................       158,123          1.5%
Beverage industries and tobacco manufacturing.....       136,710          1.3%
Non-oil energy equipment and services.............       132,024          1.2%
Utilities.........................................        85,087          0.8%
Financial institutions and services...............        77,602          0.7%
Wholesale trade...................................        56,214          0.5%
Health and personal care..........................        43,944          0.4%
Household durables and appliances.................        42,711          0.4%
Machinery and engineering services................        36,452          0.3%
Entertainment and leisure toys....................        17,442          0.2%
                                                     -----------    ----------
PORTFOLIO OF SECURITIES
  (Cost $9,845,056)...............................    10,567,312        100.0%
                                                                    ----------
OTHER INVESTMENT+                                                   ----------
  (Cost $2,908,388)...............................     2,908,388
                                                     -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $12,753,444)..............................   $13,475,700
                                                     -----------
                                                     -----------
Cost of investments for Federal income tax
  purposes........................................   $12,799,623
                                                     -----------
                                                     -----------

Aggregate gross unrealized appreciation...........   $   959,295
Aggregate gross unrealized depreciation...........      (283,218)
                                                     -----------
Aggregate net unrealized appreciation.............   $   676,077
                                                     -----------
                                                     -----------

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                             FRANCE INDEX SERIES
                           SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                       SHARES        VALUE        NET ASSETS
--------------------------------------------------------------------------------
L' Oreal................................      7,209   $  2,442,890       5.48%
Elf Aquitaine SA........................     29,088      2,327,858       5.22%
Carrefour...............................      4,095      2,274,286       5.10%
LVMH (Moet Hennessy Louis Vuitton)......      9,287      2,128,943       4.78%
Total 'B' Shares........................     25,626      2,006,153       4.50%
Eaux Cie Generale.......................     13,098      1,566,672       3.51%
Alcatel Alsthom.........................     17,232      1,470,801       3.30%
AXA.....................................     20,597      1,287,463       2.89%
Cie de St Gobain........................      9,234      1,247,299       2.80%
L' Air Liquide..........................      7,724      1,193,029       2.68%
Danone..................................      7,808      1,069,965       2.40%
Societe Generale SA.....................      9,706      1,046,944       2.35%
Rhone Poulenc SA........................     34,990      1,037,740       2.33%
Sanofi..................................     11,129      1,008,934       2.26%
Pinqust--Printemps/La Redoute...........      2,384        899,798       2.02%
Cie Finance Paribas.....................     13,309        857,182       1.92%
Banque Nationale de Paris...............     21,917        820,782       1.84%
Roussel Uclaf...........................      2,930        776,063       1.74%
Cie de Suez.............................     17,548        756,100       1.70%
Union des Assurances de Paris...........     36,125        751,042       1.68%
Schneider SA............................     14,362        702,889       1.58%
Canal Plus..............................      2,655        658,006       1.48%
Christian Dior..........................      4,577        609,287       1.37%
Michelin CGDE...........................     12,442        600,397       1.35%
Lafarge.................................      9,957        598,020       1.34%
Peugeot SA..............................      5,424        565,951       1.27%
Renault Regie Nationale.................     25,633        553,486       1.24%
Lyonnaise des Eaux SA...................      6,252        553,209       1.24%
Promodes................................      1,998        539,767       1.21%
Synthelabo..............................      5,204        497,152       1.12%
Valeo...................................      7,573        454,836       1.02%
Havas...................................      6,891        452,996       1.02%
Accor...................................      3,571        448,804       1.01%
BIC.....................................      2,888        433,635       0.97%
Erid Beghin Say.........................      2,705        431,046       0.97%
Assurances Generales de France..........     14,140        417,429       0.94%
CSF Thomson.............................     12,682        395,986       0.89%
Legrand.................................      2,243        389,480       0.87%
Usinor Sacilor..........................     25,448        377,869       0.85%
Pechiney 'A'............................      8,335        358,156       0.80%
Credit Commerce France..................      7,718        347,357       0.78%
Credit Local de Fractional..............      3,946        339,738       0.76%
S.E.B. SA...............................      1,636        331,479       0.74%
Pernod Ricard...........................      5,895        318,511       0.71%

Lagardere Groupe........................     10,008        316,411       0.71%
Cap. Gemini Sogeti*.....................      6,320        308,069       0.69%
Casino Guichard Perrachon...............      6,543        297,933       0.67%
Cie Bancaire............................      2,953        294,826       0.66%
Castorama Dubois........................      1,637        280,407       0.63%
Comptoirs Modernes......................        552        264,318       0.59%
Imetal..................................      1,599        249,482       0.56%
Bouygues................................      2,492        244,409       0.55%
Saint Louis.............................        871        221,151       0.50%
Essilor International...................        816        214,854       0.48%
Sidel...................................      2,956        197,387       0.44%
Sagem SA................................        303        188,626       0.42%
Worms & Cie.............................      3,539        181,515       0.41%
Eurafrance..............................        396        173,262       0.39%
Euro Disney SCA*........................     79,859        157,116       0.35%
Compagnie Generale d'Industrie et de
  Participations........................        695        155,376       0.35%
Salomon SA..............................      1,650        147,938       0.33%
Simco...................................      1,616        137,298       0.31%
Fromageries Belgique....................        154        136,569       0.31%
Sefimeg.................................      1,709        132,151       0.30%
Gaz Et Eaux.............................        297        125,237       0.28%
Unibail SA..............................      1,014        101,039       0.23%
Club Mediterranee.......................      1,443         90,932       0.20%
Compagnie Parislenne de Reecompte.......      1,088         86,474       0.19%
Bongrain SA.............................        209         84,693       0.19%
Credit National.........................      1,548         81,821       0.18%
GTM Entrepose...........................      1,577         74,864       0.17%
Eurotunnel*.............................     49,515         72,215       0.16%
Labinal.................................        442         70,520       0.16%
Union Immobliere France.................        893         69,227       0.16%
Silic...................................        486         68,502       0.15%
Havas Advertising.......................        585         68,484       0.15%
Sommer Allibert.........................      2,306         64,103       0.14%
Bertrand Faure SA.......................      1,819         62,316       0.14%
Fonciere Lyonnaise......................        587         61,019       0.14%
Casino Guichard Perrachon (preferred)...      1,841         60,908       0.14%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                             FRANCE INDEX SERIES
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                       SHARES        VALUE        NET ASSETS
--------------------------------------------------------------------------------
Moulinex................................      3,022   $     57,977       0.13%
Damart SA...............................         66         53,620       0.12%
UFB Locabail............................        607         53,235       0.12%
Vallourec SA............................        882         49,278       0.11%
Societe de Immeubles de France .........        739         46,873       0.11%
Nord Est SA.............................      1,520         38,326       0.09%
Legris..................................        926         36,056       0.08%
Interbail Societe Financiere............        561         24,381       0.05%
Cie General Geophysique*................        330         23,580       0.05%
Finextel Society Finance................      1,212         19,456       0.04%
Dollfus-Mieg Ascie......................        706         18,865       0.04%
Taittinger..............................         66         18,747       0.04%
PORTFOLIO OF SECURITIES
  (Cost $42,309,182)....................              $ 44,327,276      99.45%
OTHER INVESTMENT+
  (Cost $12,279,368)....................                12,279,368      27.55%
                                                      ------------  -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $54,588,550)....................                56,606,644     127.00%
LIABILITIES IN EXCESS OF OTHER ASSETS...               (12,032,730)    (27.00%)
                                                      ------------  -----------
NET ASSETS..............................              $ 44,573,914     100.00%
                                                      ------------  -----------
                                                      ------------  -----------

* Non-income producing securities.

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality
  Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              FRANCE INDEX SERIES
                    SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                          % OF
INDUSTRY                                                VALUE          PORTFOLIO
--------------------------------------------------------------------------------
Health and personal care..........................   $ 5,549,179         12.5%
Retail trade......................................     4,617,416         10.4%
Oil...............................................     4,334,011          9.8%
Commercial banks and other banks..................     3,534,244          8.0%
Construction and building materials...............     2,867,482          6.5%
Beverage industries and tobacco manufacturing.....     2,466,202          5.5%
Insurance--multiline and property and casualty....     2,455,933          5.5%
Chemicals.........................................     2,230,769          5.0%
Utilities.........................................     2,119,880          4.8%
Food and grocery products.........................     1,943,424          4.4%
Computers and communications and office
  equipment.......................................     1,787,212          4.0%
Financial institutions and services...............     1,536,855          3.5%
Media.............................................     1,179,487          2.7%
Automobiles.......................................     1,119,437          2.5%
Auto components...................................     1,117,550          2.5%
Entertainment and leisure toys....................       844,791          1.9%
Mining, metals and minerals.......................       676,629          1.5%
Electrical equipment..............................       578,106          1.3%
Diversified holdings..............................       500,454          1.1%
Household durables and appliances.................       453,558          1.0%
Real estate.......................................       446,568          1.0%
Diversified consumer goods........................       433,635          1.0%
Electronics and instrumentation...................       395,986          0.9%
Fabricated metal products.........................       358,156          0.8%
Business services and computer software...........       308,069          0.7%
Machinery and engineering services................       233,443          0.5%
Textiles and wearing apparel......................        72,485          0.2%
Transportation and storage........................        72,215          0.2%
Aerospace and defense components..................        70,520          0.2%
Non-oil energy equipment services.................        23,580          0.1%
                                                     -----------    ----------
PORTFOLIO OF SECURITIES
  (Cost $42,309,182)..............................    44,327,276        100.0%
                                                                    ----------
OTHER INVESTMENT+                                                   ----------
  (Cost $12,279,368)..............................    12,279,368
                                                     -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $54,588,550)..............................   $56,606,644
                                                     -----------
                                                     -----------

Cost of investments for Federal income tax
  purposes........................................   $54,618,558
                                                     -----------
                                                     -----------
Aggregate gross unrealized appreciation...........   $ 3,488,203
Aggregate gross unrealized depreciation...........    (1,500,117)
                                                     -----------
Aggregate net unrealized appreciation.............   $ 1,988,086
                                                     -----------
                                                     -----------

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              GERMANY INDEX SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                       % OF
SECURITY DESCRIPTION                          SHARES      VALUE     NET ASSETS
--------------------------------------------------------------------------------
Allianz AG Holdings..........................   1,130  $ 2,029,695      9.34%
Daimler Benz AG*.............................  24,860    1,460,514      6.72%
Siemens AG...................................  26,200    1,354,841      6.23%
Bayer AG.....................................  33,880    1,281,133      5.89%
VEBA AG......................................  23,524    1,255,637      5.78%
Deutsche Bank AG (a).........................  23,568    1,092,424      5.03%
Hoechst AG...................................  28,160    1,059,813      4.88%
Munchener Ruckversicherungs AG (registered)..     390      932,988      4.29%
BASF AG......................................  28,980      926,929      4.26%
Mannesmann AG................................   1,770      687,786      3.16%
RWE AG.......................................  15,644      644,492      2.97%
Dresdner Bank AG.............................  21,982      588,335      2.71%
Volkswagen AG (registered)...................   1,316      518,546      2.39%
Commerzbank AG...............................  23,060      516,609      2.38%
Bayerische Motoren Werke AG..................     880      515,251      2.37%
Bayerische Vereinsbank.......................  11,358      427,463      1.97%
VIAG AG......................................     978      361,934      1.67%
Bayerische Hypotheken--und Wechsel--Bank AG..  12,300      360,497      1.66%
Metro AG*....................................   4,359      357,792      1.65%
RWE AG (preferred)...........................   9,640      327,448      1.51%
SAP AG.......................................   2,124      286,063      1.32%
Thyssen AG...................................   1,506      269,710      1.24%
Schering AG..................................   3,208      258,323      1.19%
Linde AG.....................................     394      244,101      1.12%
Lufthansa AG.................................  18,420      241,022      1.11%
Gehe AG......................................   3,500      235,923      1.09%
VEW AG.......................................     642      213,830      0.98%
Beiersdorf AG................................   4,080      206,534      0.95%
Preussag AG..................................     774      186,492      0.86%
Adidas AG....................................   2,106      180,649      0.83%
AMB Aachener & Muencher Beteil AG
  (registered)...............................     198      179,262      0.82%
Degussa AG...................................     420      164,869      0.76%
Berliner Kraft und Licht AG..................     522      154,544      0.71%
Altana AG....................................     192      153,529      0.71%
Karstadt AG..................................     414      151,105      0.70%
Hochtief AG..................................   3,420      140,353      0.65%
Heidelberg Zement AG.........................   1,860      137,668      0.63%
Manitoba AG..................................     540      131,502      0.61%
Henkel KGAA*.................................   2,840      127,529      0.59%
Rheinelektra AG..............................     138      111,261      0.51%
VIAG AG......................................     288      104,869      0.48%
Victoria Holding AG..........................     164      104,044      0.48%
BHF Bank AG..................................   4,038      100,069      0.46%

Metallgesellschaft AG........................   5,246       96,620      0.44%
Volkswagen AG (preferred)....................     318       96,564      0.44%
CKAG Colonia Konzern AG......................   1,260       94,092      0.43%
Continental AG...............................   4,656       81,538      0.38%
Bilfinger & Berger AG........................   1,740       70,488      0.32%
Douglas Holding AG...........................   1,470       61,687      0.28%
Holzmann Philipp AG..........................     216       53,529      0.25%
PWA Papier Waldhof AG........................     348       49,905      0.23%
Manitoba AG (preferred)......................     216       42,609      0.20%
AMB Aachener & Muencher Beteil AG C BEARER...      42       30,809      0.14%
AGIV AG......................................   1,962       28,525      0.13%
Bayerische Motoren Werke AG (preferred)......      60       24,901      0.11%
Metro AG* (preferred)........................     384       23,220      0.11%
Deutsche Babcock AG..........................     342        9,764      0.04%
                                                       -----------  ----------
PORTFOLIO OF SECURITIES
  (Cost $20,796,542).........................           21,547,629     99.16%
OTHER INVESTMENT+
  (Cost $1,099,739)..........................            1,099,739      5.06%
                                                       -----------  ----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $21,896,281).........................           22,647,368    104.22%
LIABILITIES IN EXCESS OF OTHER ASSETS........            (916,277)     (4.22%)
                                                       -----------  ----------
NET ASSETS...................................          $21,731,091    100.00%
                                                       -----------  ----------
                                                       -----------  ----------

(a) Represents investment in an affiliate.

  * Non-income producing securities.

  + Investment of cash collateral received for securities loaned in State Street
    Bank and Trust Company of New Hampshire, NA Securities Lending Quality
    Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              GERMANY INDEX SERIES
                    SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                          % OF
INDUSTRY                                                VALUE          PORTFOLIO
--------------------------------------------------------------------------------
Chemicals.........................................   $ 3,653,727         17.0%
Financial institutions and services...............     3,370,889         15.7%
Commercial banks and other banks..................     3,085,397         14.3%
Automobiles.......................................     2,615,776         12.1%
Electrical equipment..............................     1,466,102          6.8%
Utilities.........................................     1,340,314          6.2%
Diversified holding companies.....................     1,255,637          5.8%
Machinery and engineering services................     1,115,763          5.2%
Mining, metals and minerals.......................     1,019,626          4.7%
Retail trade......................................       593,804          2.8%
Construction and building materials...............       402,037          1.9%
Health and personal care..........................       360,063          1.7%
Business services and computer software...........       286,063          1.3%
Transportation and storage........................       241,022          1.1%
Wholesale trade...................................       235,923          1.1%
Entertainment and leisure toys....................       180,649          0.8%
Precious metals and minerals......................       164,869          0.8%
Auto components...................................        81,538          0.4%
Forestry and paper products.......................        49,905          0.2%
Diversified industrials...........................        28,525          0.1%
                                                     -----------    ----------
PORTFOLIO OF SECURITIES
  (Cost $20,796,542)..............................    21,547,629        100.0%
                                                                    ----------
OTHER INVESTMENT+                                                   ----------
  (Cost $1,099,739)...............................     1,099,739
                                                     -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $21,896,281)..............................   $22,647,368
                                                     -----------
                                                     -----------
Cost of investments for Federal income tax
  purposes........................................   $21,896,398
                                                     -----------
                                                     -----------
Aggregate gross unrealized appreciation...........   $ 1,405,244
Aggregate gross unrealized depreciation...........      (654,274)
                                                     -----------
Aggregate net unrealized appreciation.............   $   750,970
                                                     -----------
                                                     -----------

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.


The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                             HONG KONG INDEX SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Sun Hung Kai Properties...................... 138,000  $ 1,570,552      9.79%
Hutchison Whampoa............................ 208,000    1,452,605      9.05%
Hang Seng Bank............................... 112,000    1,328,968      8.28%
Hong Kong Telecommunications................. 662,200    1,168,994      7.28%
Cheung Kong Holdings......................... 133,000    1,066,434      6.65%
Henderson Land Development...................  99,000      880,235      5.49%
New World Development Co..................... 102,000      593,613      3.70%
Citic Pacific Ltd............................ 122,000      593,251      3.70%
Wharf Holdings............................... 131,000      540,446      3.37%
China Light & Power.......................... 115,000      533,928      3.33%
Swire Pacific ('A')..........................  56,000      494,289      3.08%
Hong Kong Electric........................... 117,000      374,500      2.33%
Hong Kong Land Holdings...................... 154,000      343,420      2.14%
Cathay Pacific Air........................... 198,000      309,843      1.93%
Hong Kong & China Gas........................ 173,000      304,282      1.90%
Wheelock & Co................................ 115,000      258,784      1.61%
Swire Pacific ('B').......................... 176,500      247,665      1.54%
Bank of East Asia............................  63,000      246,058      1.53%
Jardine Matheson.............................  42,000      237,300      1.48%
Jardine Strategic............................  62,000      202,120      1.26%
Hysan Development............................  60,000      192,439      1.20%
First Pacific Co............................. 133,000      183,186      1.14%
Henderson Investor........................... 165,000      180,315      1.12%
Amoy Properties.............................. 145,000      179,086      1.12%
Dao Heng Bank Group..........................  40,000      175,885      1.10%
Sino Land Co................................. 154,000      171,281      1.07%
Hopewell Holdings............................ 253,000      170,143      1.06%
Hang Lung Development Co.....................  76,000      150,382      0.94%
Guoco Group..................................  25,000      132,237      0.82%
Shangri La Asia Ltd..........................  89,000      127,187      0.79%
Hong Kong & Shanghai Hotel...................  60,000      110,187      0.69%
National Mutual Asia......................... 129,000      108,441      0.68%
Chinese Estates.............................. 112,000      102,117      0.64%
Television Broadcasting......................  25,000       87,619      0.55%
South China Morning Post..................... 102,000       87,063      0.54%
Great Eagle Holdings.........................  27,000       86,772      0.54%
New Asia Realty..............................  20,000       81,476      0.51%
Miramar Hotel & Investor.....................  31,000       60,137      0.37%
CDL Hotels International..................... 114,000       58,973      0.37%
Shun Tak Holdings............................  89,000       58,702      0.37%
Dairy Farm International.....................  97,000       58,685      0.37%
Dickson Concept..............................  17,000       56,723      0.35%
Mandarin Oriental............................  41,000       55,350      0.35%
Johnson Electric Holdings....................  21,000       45,898      0.29%

Realty Development Corp......................  11,000       42,109      0.26%
Kowloon Motor Bus............................  21,800       36,511      0.23%
Semi Tech Global.............................  20,000       35,695      0.22%
Jardine International Motor..................  28,000       35,125      0.22%
Sime Darby HK................................  29,000       34,317      0.21%
Varitronix International.....................  15,000       27,353      0.17%
Hong Kong Aircraft...........................  10,000       25,478      0.16%
Harbour Centre Development...................  17,000       23,085      0.14%
Chen Hsong Holding...........................  39,000       22,445      0.14%
Shaw Brothers HK Ltd.........................  21,000       22,270      0.14%
Cross Harbour Tunnel.........................  10,000       21,727      0.14%
China Motor Bus Co...........................   2,000       19,787      0.12%
Wing On Company International Ltd............  15,000       15,616      0.10%
Sun Hung Kai Co..............................  40,000       10,475      0.07%
Winsor Property Holdings Ltd.*#..............   7,500        8,730      0.05%
Winsor Industrial............................  15,000        3,492      0.02%
Sun Hung Kai Co. (rights)*#..................  16,000            0      0.00%
                                                       -----------  ----------
PORTFOLIO OF SECURITIES
  (Cost $14,755,328).........................           15,851,786     98.81%
OTHER INVESTMENT+
  (Cost $226,380)............................              226,380      1.41%
                                                       -----------  ----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $14,981,708).........................           16,078,166    100.22%
LIABILITIES IN EXCESS OF OTHER ASSETS........              (34,948)   (0.22)%
                                                       -----------  ----------
NET ASSETS...................................          $16,043,218    100.00%
                                                       -----------  ----------
                                                       -----------  ----------

# Fair valued security.

* Non-income producing securities.

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                             HONG KONG INDEX SERIES
                    SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
INDUSTRY                                                VALUE         PORTFOLIO
--------------------------------------------------------------------------------
Real estate.......................................   $ 6,412,354        40.5%
Utilities.........................................     2,381,704        15.0%
Commercial banks and other banks..................     1,750,912        11.0%
Diversified consumer goods and services...........     1,689,905        10.7%
Diversified holding companies.....................     1,667,707        10.5%
Entertainment and leisure toys....................       460,681         2.9%
Transportation and storage........................       446,569         2.8%
Retail trade......................................       389,808         2.5%
Media.............................................       174,683         1.1%
Financial institutions and services...............       142,713         0.9%
Insurance--multiline and property and casualty....       108,441         0.7%
Electrical equipment..............................        45,898         0.3%
Automobiles.......................................        35,125         0.2%
Household durables and appliances.................        35,694         0.2%
Wholesale trade...................................        34,317         0.2%
Electronics and instrumentation...................        27,353         0.2%
Aerospace and defense composite...................        25,477         0.2%
Machinery and engineering services................        22,445         0.1%
                                                     -----------    ---------
PORTFOLIO OF SECURITIES
  (Cost $14,755,328)..............................    15,851,786       100.0%
                                                                    ---------
OTHER INVESTMENT+                                                   ---------
  (Cost $226,380).................................       226,380
                                                     -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $14,981,708)..............................   $16,078,166
                                                     -----------
                                                     -----------
Cost of investments for Federal income tax
  purposes........................................   $14,981,708
                                                     -----------
                                                     -----------
Aggregate gross unrealized appreciation...........   $ 1,464,405
Aggregate gross unrealized depreciation...........      (367,947)
                                                     -----------
Aggregate net unrealized appreciation.............   $ 1,096,458
                                                     -----------
                                                     -----------

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                               ITALY INDEX SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                        % OF
SECURITY DESCRIPTION                       SHARES      VALUE         NET ASSETS
--------------------------------------------------------------------------------
Telecom Italia............................ 1,373,805  $  3,062,262      9.57%
Telecom Italia Mobile..................... 1,415,256     2,925,991      9.15%
Stet......................................   776,747     2,684,178      8.39%
Assicurazioni Generali....................   137,219     2,651,443      8.29%
Fiat SpA..................................   659,846     1,764,551      5.52%
Instituto Nazionale Assicurazioni.........   997,061     1,377,546      4.31%
Eni SpA...................................   268,763     1,287,673      4.02%
Alleanza Assicurazioni....................   175,592     1,239,051      3.87%
Istituto Mobilare Italiano................   139,902     1,107,609      3.46%
Mediaset*.................................   233,200     1,096,525      3.43%
Istituto Bancario san Paolo di Torino.....   172,497     1,023,822      3.20%
Banca Commerce Italiana...................   412,587       711,521      2.22%
RAS.......................................    72,475       686,346      2.15%
Stet RISP.................................   250,559       667,562      2.09%
Italgas Society Italiana..................   178,924       660,780      2.07%
Pirelli SpA...............................   372,292       660,445      2.06%
Montedison SpA*...........................   946,756       619,370      1.94%
Mediobanca SpA............................   118,148       617,485      1.93%
Telecom Italia (savings)..................   249,859       476,204      1.49%
Sirti SpA.................................    79,230       476,002      1.49%
Saipem....................................    90,806       463,507      1.45%
Credito Italiano..........................   406,320       415,069      1.30%
Telecom Italia Mobile (savings)...........   344,513       393,054      1.23%
SAI SpA...................................    46,104       363,335      1.14%
Gemina*...................................   761,744       340,596      1.06%
Olivetti & Cia SpA........................   999,063       290,557      0.91%
Alleanza Assicurazioni (savings)..........    54,594       282,988      0.88%
La Fondiaria Assicurazioni SpA............    73,724       253,793      0.79%
Banca Ambros Veneto.......................   110,510       222,281      0.69%
Burgo Cartiere SpA........................    43,398       219,373      0.69%
Toro Assicurazioni........................    17,140       218,157      0.68%
La Rinascente SpA.........................    36,170       213,964      0.67%
IFI Instituto Finanziaro..................    25,819       210,284      0.66%
RAS (savings).............................    39,788       192,203      0.60%
Ifil 1st Finance Italia...................   116,459       187,397      0.59%
Ifil 1st Finance Italia (savings).........    69,941       181,961      0.57%
Fiat SpA (preferred)......................   117,793       167,016      0.52%
Marzotto & Figli..........................    24,032       142,083      0.44%
Italcementi...............................    26,103       138,317      0.43%
Fiat SpA (savings)........................    93,956       136,316      0.43%
Editor L'Espresso*........................    49,684       124,509      0.39%
Cir Compagnie Industries*.................   248,372       117,442      0.37%
Unicem*...................................    16,937       112,813      0.35%
Magneti Marelli...........................    98,564        95,551      0.30%

Montedison SpA* (savings).................   149,688        94,767      0.30%
Banca Ambros Veneto.......................    46,320        71,327      0.22%
Milano Assicurazioni......................    29,904        66,756      0.21%
Toro Assicurazioni........................    13,126        64,403      0.20%
SAI Society Assic (savings)...............    20,220        63,206      0.20%
Toro Assicurazioni (savings)..............    12,427        61,383      0.19%
Sasib.....................................    17,352        56,015      0.18%
Unicem (savings)..........................    14,328        36,757      0.11%
Sasib (savings)...........................    13,308        23,038      0.07%
Banca Commerce Italiana (savings).........    10,228        18,617      0.06%
Cir Compagnie Industries* (savings).......    59,256        12,896      0.04%
Rinascente SpA* (warrants)................         1             0      0.00%
                                                      ------------  ----------
PORTFOLIO OF SECURITIES
  (Cost $30,175,179)......................              31,848,097     99.57%
OTHER INVESTMENT+
  (Cost $10,179,669)......................              10,179,669     31.83%
                                                      ------------  ----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $40,354,848)......................              42,027,766    131.40%
LIABILITIES IN EXCESS OF OTHER ASSETS.....            (10,042,886)    (31.40%)
                                                      ------------  ----------
NET ASSETS................................            $ 31,984,880    100.00%
                                                      ------------  ----------
                                                      ------------  ----------

* Non-income producing securities.

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                               ITALY INDEX SERIES
                    SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                          % OF
INDUSTRY                                                VALUE          PORTFOLIO
--------------------------------------------------------------------------------
Utilities.........................................   $10,870,030         34.1%
Insurance--multiline and property and casualty....     6,143,063         19.3%
Commercial banks and other banks..................     2,462,637          7.7%
Automobiles.......................................     2,067,883          6.5%
Financial institutions and services...............     2,065,690          6.5%
Insurance--life and agents and brokers............     1,377,546          4.3%
Oil...............................................     1,287,673          4.0%
Media.............................................     1,221,034          3.8%
Diversified holding companies.....................     1,054,759          3.3%
Computer and communications and office
  equipment.......................................       766,559          2.4%
Auto components...................................       755,996          2.4%
Non-oil energy equipment and services.............       463,507          1.5%
Food and grocery products.........................       369,359          1.2%
Construction and building materials...............       287,887          0.9%
Forestry and paper products.......................       219,373          0.7%
Retail trade......................................       213,965          0.6%
Textiles and wearing apparel......................       142,083          0.5%
Machinery and engineering services................        79,053          0.3%
                                                     -----------    ----------
PORTFOLIO OF SECURITIES
  (Cost $30,175,179)..............................    31,848,097        100.0%
                                                                    ----------
OTHER INVESTMENT+                                                   ----------
  (Cost $10,179,669)..............................    10,179,669
                                                     -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $40,354,848)..............................   $42,027,766
                                                     -----------
                                                     -----------
Cost of investments for Federal income tax
  purposes........................................   $40,570,305
                                                     -----------
                                                     -----------
Aggregate gross unrealized appreciation...........   $ 3,187,161
Aggregate gross unrealized depreciation...........    (1,729,700)
                                                     -----------
Aggregate net unrealized appreciation.............   $ 1,457,461
                                                     -----------
                                                     -----------

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.


The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              JAPAN INDEX SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Bank of Tokyo Mitsubishi...................    127,800  $2,606,816       3.74%
Toyota Motor Corp..........................    104,000   2,459,644       3.53%
Sumitomo Bank..............................     88,000   1,547,388       2.22%
Fuji Bank..................................     80,000   1,441,884       2.07%
Dai Ichi Kangyo Bank.......................     85,000   1,382,538       1.99%
Bank of Japan Industries...................     69,000   1,377,087       1.98%
Sanwa Bank.................................     80,000   1,364,515       1.96%
Sakura Bank................................     96,000     911,552       1.31%
Matsushita Electric Industries.............     56,000     896,078       1.29%
Nomura Securities..........................     53,000     876,033       1.26%
Tokyo Electric Power.......................     37,600     862,809       1.24%
Hitachi....................................     94,000     834,710       1.20%
Mitsubishi Heavy Industry..................     88,000     676,982       0.97%
Asahi Bank.................................     64,000     658,343       0.95%
Tokai Bank.................................     56,000     649,903       0.93%
Seven Eleven Japan.........................     11,000     640,232       0.92%
Sony Corp..................................     10,400     624,512       0.90%
Honda Motor Co.............................     26,000     621,769       0.89%
Nippon Telephone & Telegraph Corp..........         88     615,087       0.88%
Seibu Railway Co...........................     12,000     574,995       0.83%
Kansai Electric Power......................     27,200     571,549       0.82%
Nippon Steel Corp..........................    192,000     560,436       0.80%
Toshiba Corp...............................     88,000     550,870       0.79%
Ito Yokado Co..............................     11,000     549,323       0.79%
Mitsubishi Trust & Banking.................     35,000     516,968       0.74%
East Japan Railway.........................        112     514,999       0.74%
Nippondenso Co.............................     24,000     497,978       0.72%
Nissan Motor Co............................     64,000     484,473       0.70%
Sharp Corp.................................     30,000     456,304       0.66%
Mitsubishi Corp............................     40,000     446,632       0.64%
Tokio Marine & Fire........................     40,000     439,599       0.63%
NEC Corp...................................     40,000     436,082       0.63%
Chubu Electric Power.......................     20,800     429,752       0.62%
Long Term Credit Bank of Japan.............     64,000     424,828       0.61%
Fujitsu....................................     48,000     422,015       0.61%
Canon Inc..................................     22,000     421,663       0.61%
Takeda Chemical Industries.................     24,000     411,465       0.59%
Fuji Photo Film Co.........................     14,000     402,497       0.58%
Mitsubishi Estate..........................     32,000     399,507       0.57%
Kyocera Corp...............................      6,000     396,166       0.57%
Daiwa Securities...........................     36,000     389,309       0.56%
Nikko Securities...........................     40,000     383,330       0.55%
Bridgestone Corp...........................     21,000     354,493       0.51%
Sumitomo Trust & Banking...................     32,000     354,493       0.51%

Asahi Glass Co.............................     32,000     337,612       0.48%
Dai Nippon Printing........................     20,000     337,612       0.48%
Mitsubishi Electric Corp...................     56,000     324,459       0.47%
Mitsui & Co................................     40,000     323,545       0.46%
Mitsui Trust & Banking.....................     32,000     309,478       0.44%
Kirin Brewery Co...........................     29,000     298,312       0.43%
Sankyo Co..................................     12,000     297,521       0.43%
Tohoku Electric Power......................     13,600     276,209       0.40%
Kinki Nippon Railway.......................     41,200     273,483       0.39%
Mitsui Fudosan Co..........................     22,000     272,727       0.39%
Kawasaki Steel Corp........................     88,000     271,567       0.39%
Kyushu Electric Power......................     12,800     262,212       0.38%
Asahi Chemical Industries..................     40,000     249,692       0.36%
Nippon Express Co..........................     30,000     243,977       0.35%
Sumitomo Corp..............................     30,000     242,395       0.35%
Sumitomo Metal Industries..................     88,000     242,166       0.35%
Itochu Corp................................     40,000     241,604       0.35%
NKK Corp.*.................................     96,000     241,393       0.35%
Shizuoka Bank..............................     21,000     240,021       0.34%
Secom Co...................................      4,000     238,438       0.34%
Jusco Co...................................      8,000     237,735       0.34%
Bank of Yokohama...........................     32,000     237,454       0.34%
Rohm Co....................................      4,000     237,383       0.34%
TDK Corp...................................      4,000     234,922       0.34%
Sanyo Electric Co..........................     48,000     232,952       0.33%
Mitsubishi Chemical........................     56,000     228,943       0.33%
Daiwa Bank.................................     40,000     226,833       0.33%
Murata Manufacturing Co....................      7,000     225,250       0.32%
Tokyo Gas Co...............................     72,000     224,723       0.32%
Sumitomo Electric Industries ..............     16,000     211,007       0.30%
Chugoku Electric Power.....................     10,400     209,390       0.30%
Kajima Corp................................     24,000     206,576       0.30%
Fanuc......................................      6,400     205,381       0.29%
Tonen Corp.................................     16,000     205,381       0.29%
Nintendo Co................................      3,200     204,818       0.29%
Mitsubishi Motor...........................     24,000     198,769       0.29%
Osaka Gas Co...............................     64,000     198,066       0.28%
Komatsu....................................     24,000     196,659       0.28%
Toppan Printing Co.........................     16,000     195,534       0.28%
Toray Industries Inc.......................     32,000     193,283       0.28%
Shimizu Corp...............................     21,000     190,170       0.27%
Toyo Seikan Kaisha.........................      6,000     189,907       0.27%
Kao Corp...................................     16,000     188,500       0.27%
Toyo Trust & Banking.......................     22,000     188,008       0.27%
Marubeni Corp..............................     40,000     185,335       0.27%
Nippon Oil Co..............................     32,000     182,873       0.26%
Kubota Corp................................     32,000     181,185       0.26%
Daiwa House Industries.....................     13,000     180,587       0.26%
Yamaichi Securities Co.....................     32,000     178,372       0.26%
Tostem Corp................................      6,000     172,499       0.25%
Kobe Steel*................................     72,000     170,916       0.25%
Sumitomo Chemical..........................     40,000     170,916       0.25%
Ajinomoto Co. Inc..........................     16,000     170,213       0.24%
Sekisui House..............................     16,000     168,806       0.24%

Sekisui Chemical...........................     15,000     167,487       0.24%
Yamanouchi Pharmaceutical..................      8,000     162,476       0.23%
Tokyu Corp.................................     24,000     161,421       0.23%
Hachijuni Bank.............................     16,000     160,366       0.23%
Nippon Yusen...............................     32,000     160,366       0.23%
Ricoh Co...................................     16,000     158,959       0.23%
Taisho Pharmaceutical Co...................      8,000     158,959       0.23%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              JAPAN INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Matsushita Electric Works..................     16,000  $  154,739       0.22%
Yasuda Fire & Marine Insurance.............     24,000     152,558       0.22%
Eisai Co...................................      8,400     150,659       0.22%
Marui Co...................................      8,000     148,409       0.21%
Toyoda Auto Loom...........................      8,000     148,409       0.21%
Ishi Kawajima-Harima Heavy Industry........     32,000     147,705       0.21%
Taisei Corp................................     24,000     147,705       0.21%
Kawasaki Heavy Industries..................     32,000     146,580       0.21%
Shikoku Electric Power.....................      7,200     145,595       0.21%
Shin Etsu Chemical Co......................      8,400     144,013       0.21%
Omron Corp.................................      8,000     142,782       0.21%
Daiei Inc..................................     16,000     142,078       0.20%
Nippon Credit Bank.........................     47,000     141,735       0.20%
Isuzu Motors...............................     28,000     138,597       0.20%
Nippon Paper Industries....................     24,000     135,467       0.19%
Tobu Railway Co............................     24,000     135,256       0.19%
Suzuki Motor Corp..........................     13,000     132,583       0.19%
Matsushita Commerce........................      5,000     132,319       0.19%
Hoya Corp..................................      4,000     131,528       0.19%
Bank of Fukuoka............................     17,200     129,295       0.19%
Tokyo Electron.............................      5,000     128,802       0.18%
Yamazaki Baking Co.........................      8,000     127,308       0.18%
Japan Tobacco Inc..........................         18     127,237       0.18%
Ono Pharmaceutical.........................      4,000     124,846       0.18%
Obayashi Corp..............................     16,000     123,510       0.18%
Mycal Corp.................................      8,000     123,088       0.18%
Kinden Corp................................      8,800     123,017       0.18%
Mitsukoshi.................................     14,000     121,980       0.18%
Yamaha Corp................................      8,000     121,681       0.17%
Hankyu Corp................................     24,000     120,696       0.17%
Chiba Bank.................................     16,000     120,415       0.17%
Yamaguchi Bank.............................      8,000     119,571       0.17%
Sumitomo Metal Mining......................     15,000     117,769       0.17%
Hitachi Zosen Corp.........................     24,000     117,320       0.17%
New Oji Paper Co...........................     16,000     117,179       0.17%
Yasuda Trust & Banking.....................     24,000     117,109       0.17%
Aisin Seiki Co.............................      8,000     116,054       0.17%
Matsushita Kotobuk.........................      5,000     115,614       0.17%
Gunma Bank.................................     13,000     115,439       0.17%
Daiichi Pharmaceutical Co..................      8,000     115,351       0.17%
Ebara Corp.................................      8,000     115,351       0.17%
Sumitomo Marine & Fire.....................     16,000     114,788       0.16%
Takashimaya Co.............................      8,000     114,647       0.16%
Hokkaido Electric Power....................      5,600     112,256       0.16%

Hokuriku Electric Power....................      5,600     111,764       0.16%
Teijin.....................................     24,000     111,201       0.16%
All Nippon Airways.........................     13,000     108,467       0.16%
Isetan Co..................................      8,000     106,910       0.15%
Mitsubishi Materials.......................     24,000     106,770       0.15%
Mazda Motor Corp...........................     24,000     106,559       0.15%
Joyo Bank..................................     16,000     105,785       0.15%
Nippon Meat Packer.........................      8,000     104,800       0.15%
Toto.......................................      8,000     104,800       0.15%
Mitsui Marine & Fire.......................     16,000     104,097       0.15%
Uny Co.....................................      6,000     103,921       0.15%
Terumo Corp................................      8,000     102,690       0.15%
Banyu Pharmaceutical.......................      8,000     101,987       0.15%
Odakyu Electric Railway....................     16,480     101,859       0.15%
Canon Sales Co. Inc........................      4,000     101,635       0.15%
Familymart Co..............................      2,400     100,440       0.14%
Yakult Honsha Co...........................      8,000      99,877       0.14%
NSK........................................     15,000      99,437       0.14%
Kokuyo Co..................................      4,000      99,173       0.14%
Pioneer Electronic.........................      5,000      98,910       0.14%
Sega Enterprises...........................      2,400      97,063       0.14%
Japan Telecom Co...........................          4      96,360       0.14%
Hankyu Department Stores...................      8,000      95,657       0.14%
Nissho Iwai Corp...........................     21,000      95,270       0.14%
Kandenko Co................................      8,800      95,164       0.14%
Tokyo Dome Corp............................      5,000      94,074       0.14%
Shiseido Co................................      8,000      93,547       0.13%
Keyence Corp...............................        800      92,843       0.13%
Sony Music Entertainment...................      2,400      92,632       0.13%
Japan Air Lines Co.........................     16,000      91,437       0.13%
Nissin Food Products.......................      4,000      90,382       0.13%
Victor Co. of Japan........................      8,000      90,030       0.13%
Oki Electric Industries....................     16,000      89,186       0.13%
Nikon Corp.................................      8,000      88,623       0.13%
Kurita Water Industries....................      4,400      88,588       0.13%
Hokuriku Bank..............................     16,000      88,482       0.13%
Cosmo Oil Co...............................     16,000      86,654       0.12%
Hiroshima Bank.............................     16,000      86,513       0.12%
Ashikaga Bank..............................     16,000      85,669       0.12%
Furukawa Electric..........................     16,000      84,966       0.12%
Jgc Corp...................................      8,000      84,403       0.12%
Keio Teito Electric Railway................     16,000      84,403       0.12%
Matsuzakaya Co.............................      8,000      84,403       0.12%
Nippon Fire & Marine.......................     16,000      84,403       0.12%
Kokusai Securities.........................      7,000      84,315       0.12%
Yamato Transport...........................      8,000      82,996       0.12%
Asahi Breweries............................      8,000      82,293       0.12%
NGK Spark Plug Co..........................      8,000      82,293       0.12%
Chuo Trust & Banking.......................      8,000      81,590       0.12%
NGK Insulators.............................      8,000      80,886       0.12%
Seiyu......................................      8,000      80,886       0.12%
NCR Japan Ltd..............................      8,000      80,183       0.12%
Japan Energy Corp..........................     24,000      78,917       0.11%
Kuraray Co.................................      8,000      77,369       0.11%

Mitsubishi Logistics Corp..................      5,000      76,930       0.11%
Toho Co....................................        500      76,930       0.11%
Okuma Corp.*...............................      8,000      76,666       0.11%
Nippon Electric Glass......................      5,000      76,490       0.11%
Chiyoda Corp...............................      8,000      75,963       0.11%
Daikin Industries..........................      8,000      75,963       0.11%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              JAPAN INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Nankai Electric Rail.......................     13,250  $   75,837       0.11%
Chichibu Onoda Cement......................     16,000      75,681       0.11%
77 Bank....................................      8,000      75,259       0.11%
Ezaki Glico Co.............................      8,000      74,556       0.11%
Fuji Heavy Industries......................     16,000      74,556       0.11%
Showa Shell Sekiyu.........................      8,000      74,556       0.11%
Nitto Denko Corp...........................      5,000      74,292       0.11%
Nisshin Steel Co...........................     24,000      74,275       0.11%
Nishimatsu Construction....................      8,000      73,853       0.11%
Chugai Pharmaceutical Co...................      8,000      73,149       0.11%
Fujita Kanko Inc...........................      4,000      73,149       0.11%
Fuji Electric Co...........................     16,000      72,727       0.10%
Nippon Sharyo..............................      8,000      72,446       0.10%
Noritake Co................................      8,000      72,446       0.10%
National House Industrial..................      5,000      72,094       0.10%
Olympus Optical Co.........................      8,000      71,743       0.10%
Nisshin Flour Mill.........................      6,300      71,452       0.10%
Shimano Inc................................      4,000      71,391       0.10%
Yokogawa Electric..........................      8,000      71,039       0.10%
Sumitomo Forestry..........................      5,000      70,775       0.10%
Fujisawa Pharmaceutical Co.................      8,000      70,336       0.10%
Koyo Seiko Co..............................      8,000      70,336       0.10%
Takara Shuzo Co............................      8,000      70,336       0.10%
Sapporo Breweries..........................      8,000      70,125       0.10%
Onward Kashiyama...........................      5,000      69,896       0.10%
Nisshinbo Industries Inc...................      8,000      69,703       0.10%
Sanyo Chemical Industries..................      8,000      69,632       0.10%
Hitachi Credit Corp........................      4,000      69,281       0.10%
House Food Corp............................      4,000      69,281       0.10%
Kokusai Densetsu...........................        800      69,281       0.10%
Amada Co...................................      8,000      68,929       0.10%
Makita Corp................................      5,000      68,577       0.10%
Dainippon Ink & Chemicals..................     16,000      68,507       0.10%
Hino Motors................................      8,000      68,296       0.10%
Nagase & Co................................      8,000      68,226       0.10%
Inax Corp..................................      8,000      68,085       0.10%
Fukuyama Transport.........................      8,000      67,804       0.10%
Minebea Co.................................      8,000      67,452       0.10%
Yoshitomi Pharmaceutical...................      8,400      67,354       0.10%
Hitachi Koki Co............................      8,000      67,171       0.10%
Mitsui Osk Lines*..........................     24,000      67,100       0.10%
Nippon Shokubai Co.........................      8,000      66,678       0.10%
Sanwa Shutter Corp.........................      8,000      66,186       0.10%
Hitachi Metals.............................      8,000      65,905       0.09%

Casio Computer Co..........................      8,000      65,764       0.09%
Maeda Corp.................................      8,000      65,061       0.09%
Kyowa Hakko Kogyo..........................      8,000      64,920       0.09%
Misawa Homes Co............................      8,000      64,850       0.09%
Nagoya Railroad Co.........................     16,000      64,850       0.09%
Showa Denko K.K.*..........................     24,000      63,935       0.09%
Toda Corp..................................      8,000      63,373       0.09%
Autobacs Seven Co..........................        800      63,162       0.09%
Mitsubishi Rayon...........................     16,000      62,880       0.09%
Tosoh Corp.*...............................     16,000      62,599       0.09%
Shionogi & Co..............................      8,000      62,247       0.09%
General Sekiyu.............................      8,000      62,107       0.09%
Alps Electric Co...........................      5,000      61,983       0.09%
Mitsui Soko Co.............................      8,000      61,966       0.09%
Mizuno Corp................................      8,000      61,966       0.09%
Tokyo Steel Manufacturing..................      4,000      61,896       0.09%
Mercian Corp...............................      8,000      61,685       0.09%
Kyushu Matsushita..........................      4,000      61,544       0.09%
Fujikura...................................      8,000      60,981       0.09%
Citizen Watch Co...........................      8,000      60,840       0.09%
Wacoal Corp................................      5,000      59,785       0.09%
Tanabe Seiyaku Co..........................      8,000      59,715       0.09%
Sanden Corp................................      8,000      59,645       0.09%
Hirose Electric............................      1,000      59,434       0.09%
Hitachi Maxell.............................      3,000      59,346       0.09%
Mitsubishi Oil Co..........................      8,000      59,012       0.08%
Toei Co....................................      8,000      58,871       0.08%
Seiko Corp.*...............................      8,000      58,379       0.08%
Sumitomo Realty & Development..............      8,000      58,238       0.08%
Hitachi Cable..............................      8,000      58,027       0.08%
Calsonic Corp..............................      8,000      57,675       0.08%
Nippon Road Co.............................      8,000      57,464       0.08%
Nisshin Oil Mills..........................      8,000      57,183       0.08%
Kikkoman Corp..............................      8,000      56,761       0.08%
Sumitomo Heavy Industries* ................     16,000      56,409       0.08%
Hokkaido Takushoku.........................     24,000      56,339       0.08%
Okumura Corp...............................      8,000      56,269       0.08%
Mitsui Toatsu Chemical.....................     16,000      55,987       0.08%
Nippon Hodo Co.............................      4,000      55,917       0.08%
Seino Transportation.......................      4,000      55,565       0.08%
Matsushita Refrigeration...................      8,000      55,214       0.08%
Yomiuri Land Co............................      8,000      55,143       0.08%
Skylark Co.................................      3,000      54,334       0.08%
Kaken Pharmaceutical.......................      8,000      54,299       0.08%
Gakken Co..................................      8,000      54,159       0.08%
Koito Manufacturing Co.....................      8,000      54,159       0.08%
Konica Corp................................      8,000      53,526       0.08%
Japan Radio Co.............................      4,000      53,455       0.08%
Nok Corp...................................      8,000      53,315       0.08%
Nippon Kayaku Co...........................      8,000      53,104       0.08%
Japan Synthetic Rubber.....................      8,000      52,963       0.08%
Tomen Corp.................................     16,000      52,471       0.08%
Nichido Fire & Marine......................      8,400      52,435       0.08%
Itoham Foods Inc...........................      8,000      52,048       0.07%

Sumitomo Bakelite..........................      8,000      52,049       0.07%
Ube Industries.............................     16,000      51,767       0.07%
Tekken Corp................................      8,000      51,064       0.07%
Fudo Construction..........................      8,000      50,923       0.07%
Nihon Cement Co............................      8,000      50,782       0.07%
Kumagai Gumi Co............................     16,000      50,642       0.07%
Sumitomo Warehouse.........................      8,000      50,431       0.07%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              JAPAN INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Nissan Fire & Marine Insurance.............      8,000  $   50,290       0.07%
Dai Tokyo Fire & Marine....................      8,000      50,009       0.07%
Daikyo Inc.................................      8,000      49,798       0.07%
Maruichi Steel Tube........................      3,000      49,587       0.07%
Snow Brand Milk............................      8,000      49,587       0.07%
Marudai Food Co............................      8,000      49,305       0.07%
Daifuku Co.................................      4,000      49,235       0.07%
Orient Corp................................      8,000      49,165       0.07%
Teikoku Oil Co.............................      8,000      49,165       0.07%
Tsubakimoto Chain..........................      8,000      49,165       0.07%
Toyobo Co..................................     16,000      49,094       0.07%
Nissin Electric............................      8,000      48,954       0.07%
Dainippon Pharmaceutical...................      5,000      48,795       0.07%
Oji Paper Co...............................      6,667      48,766       0.07%
Mitsui Petrochemical.......................      8,000      48,602       0.07%
Ntn Corp...................................      8,000      48,602       0.07%
Nippon Shinpan Co..........................      8,000      48,461       0.07%
Minolta Co.................................      8,000      48,321       0.07%
Daimaru Inc................................      8,000      48,250       0.07%
Japan Storage Battery Co...................      8,000      48,250       0.07%
Nichirei Corp..............................      8,000      47,899       0.07%
Izumiya Co.................................      3,000      47,740       0.07%
Daishowa Paper Manufacturing*..............      8,000      47,266       0.07%
CSK Corp...................................      1,600      47,125       0.07%
Zexel Corp.................................      8,000      46,914       0.07%
Meiji Milk Product.........................      8,000      46,844       0.07%
Stanley Electric...........................      8,000      46,773       0.07%
Toa Corp...................................      8,000      46,562       0.07%
Toyota Tsusho Corp.........................      8,000      46,492       0.07%
Tokyu Department Store.....................      8,000      45,718       0.07%
Tokyo Style Co.............................      3,000      45,630       0.07%
Mochida Pharmaceutical Co. ................      4,000      45,367       0.06%
Gunze Ltd..................................      8,000      45,015       0.06%
Kaneka Corp................................      8,000      45,015       0.06%
Meiji Seika Kaisha.........................      8,000      44,734       0.06%
Penta Ocean Construction...................      8,000      44,452       0.06%
Tokuyama Corp..............................      8,000      44,452       0.06%
Mori Seiki Co..............................      3,000      44,312       0.06%
Nagasakiya Co..............................      8,000      44,241       0.06%
Heiwa Corp.................................      2,500      43,740       0.06%
Yokohama Rubber Co.........................      8,000      43,608       0.06%
Bank of Kyoto..............................      8,000      43,538       0.06%
Keihin Electric Express Railway............      8,240      42,816       0.06%
Yuasa Corp.*...............................      8,000      42,553       0.06%

Kawasaki Kisen*............................     16,000      42,483       0.06%
Hitachi Chemical...........................      5,000      42,289       0.06%
Showa Aluminium Co.........................      8,000      42,131       0.06%
Nippon Flour Mills.........................      8,000      41,498       0.06%
Toshoku....................................      8,000      41,498       0.06%
Chiyoda Fire & Marine......................      8,000      41,287       0.06%
Aoyama Trading Co..........................      1,600      40,935       0.06%
Mitsubishi Steel...........................      8,000      40,865       0.06%
Shima Seiki Manufacturing..................        800      40,865       0.06%
Mabuchi Motor Co...........................        800      40,795       0.06%
Mitsuboshi Belting.........................      8,000      40,795       0.06%
Lion Corp..................................      8,000      40,724       0.06%
Daicel Chemical Industries.................      8,000      40,513       0.06%
Daito Trust Construct Co. Ltd..............      3,200      40,513       0.06%
Mitsui Engineer & Shipbuilding.............     16,000      40,373       0.06%
Toyo Ink Manufacturing Co. ................      8,000      40,373       0.06%
Anritsu Corp...............................      3,000      40,091       0.06%
Iwatani International Corp.................      8,000      40,091       0.06%
Brother Industries.........................      8,000      39,951       0.06%
Dowa Fire & Marine.........................      8,000      39,599       0.06%
Nissan Diesel Motor........................      8,000      39,107       0.06%
Nippon Zeon Co.............................      8,000      39,036       0.06%
Mitsubishi Paper...........................      8,000      38,544       0.06%
Nippon Light Metal.........................      8,000      38,544       0.06%
Sato Kogyo Co..............................      8,000      38,403       0.05%
Best Denki Co..............................      3,000      37,981       0.05%
Showa Electric Wire........................      8,000      37,841       0.05%
New Japan Securities*......................      8,000      37,770       0.05%
Tokyu Land Corp.*..........................      8,000      37,630       0.05%
Tokai Carbon Co............................      8,000      37,489       0.05%
Iwatsu Electric Co.........................      8,000      37,348       0.05%
Kanematsu Corp.............................      8,000      37,348       0.05%
Orix Corp..................................      1,000      37,278       0.05%
Yamamura Glass Co..........................      8,000      37,278       0.05%
Ryobi......................................      8,000      36,504       0.05%
Fuji Fire & Marine.........................      8,000      36,364       0.05%
Tokyo Car Corp.............................      8,000      36,334       0.05%
Kureha Chemical Industries Co..............      8,000      36,293       0.05%
Amano Corp.................................      3,000      35,871       0.05%
Tokyo Rope Manufacturing Co................      8,000      35,731       0.05%
Kansai Paint Co............................      8,000      35,660       0.05%
Fujiya Co. Ltd.*...........................      8,000      35,590       0.05%
Morinaga Milk Industries...................      8,000      35,309       0.05%
Showa Sangyo Co............................      8,000      34,957       0.05%
Takaoka Electric Manufacturing.............      8,000      34,887       0.05%
Dowa Mining Co.............................      8,000      34,605       0.05%
Nippon Paint Co............................      8,000      34,535       0.05%
Asahi Optical Co.*.........................      8,000      34,465       0.05%
Toshiba Machine Co.*.......................      8,000      34,324       0.05%
Mitsubishi Plastic.........................      8,000      34,183       0.05%
Nippon Sanso Corp..........................      8,000      34,113       0.05%
Gun Ei Chemical Industries.................      8,000      33,972       0.05%
Arabian Oil Co.............................        800      33,410       0.05%
Nippon Sheet Glass.........................      8,000      33,410       0.05%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              JAPAN INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Daido Steel Co.............................      8,000  $   33,058       0.05%
Sankyu Inc.................................      8,000      33,058       0.05%
NHK Spring Co..............................      8,000      32,917       0.05%
Mitsubishi Gas Chemical....................      8,000      32,706       0.05%
Sumitomo Osaka Cement......................      8,000      32,706       0.05%
Atsugi Nylon Industrial....................      8,000      32,636       0.05%
Toyo Kanetsu...............................      8,000      32,636       0.05%
Hanshin Electric Railway*..................      8,000      32,495       0.05%
Nachi Fujikoshi Co.*.......................      8,000      32,425       0.05%
Tokico Co..................................      8,000      32,214       0.05%
Toyo Construction..........................      8,000      31,792       0.05%
Toyo Tire & Rubber.........................      8,000      31,299       0.05%
Yaskawa Electric Corp.*....................      8,000      30,877       0.04%
Tokyu Construction.........................      8,000      30,807       0.04%
Nippon Suisan*.............................      8,000      30,666       0.04%
Japan Metal & Chemical.....................      8,000      30,596       0.04%
Green Cross Corp...........................      8,000      29,822       0.04%
Yamato Kogyo Co............................      3,000      29,805       0.04%
Fujita Corp................................      8,000      29,682       0.04%
Iseki & Co.*...............................      8,000      29,541       0.04%
Nippon Yakin Kogyo.........................      8,000      29,189       0.04%
Mitsui Mining & Smelting...................      8,000      29,049       0.04%
Nihon Nosan Kogyo..........................      8,000      28,767       0.04%
Nichiro Corp...............................      8,000      28,627       0.04%
Central Finance Co.*.......................      8,000      28,486       0.04%
Hazama Corp................................      8,000      28,134       0.04%
Heiwa Real Estate..........................      4,000      27,923       0.04%
Haseko Corp.*..............................      8,000      27,220       0.04%
Sumitomo Light Metal* .....................      8,000      26,798       0.04%
Tobishima Corp.*...........................      8,000      26,728       0.04%
Kurabo Industries..........................      8,000      26,446       0.04%
Prima Meat Packers.........................      8,000      26,376       0.04%
York Benimaru Co...........................        800      26,306       0.04%
Central Glass Co.*.........................      8,000      25,391       0.04%
Renown Inc.*...............................      8,000      25,321       0.04%
Niigata England*...........................      8,000      25,180       0.04%
Japan Wool Textile.........................      3,000      25,057       0.04%
Maruha Corp.*..............................      8,000      24,969       0.04%
Shokusan Jutaku Co.*.......................      8,000      24,055       0.03%
Ishihara Sangyo*...........................      8,000      23,985       0.03%
Hanwa Co.*.................................      8,000      23,562       0.03%
Makino Milling.............................      3,000      23,343       0.03%
Aoki Corp.*................................      8,000      23,281       0.03%
Nippon TV Network..........................         80      23,211       0.03%

Nitto Boseki Co.*..........................      8,000      22,507       0.03%
Asics Corp.................................      8,000      22,015       0.03%
Settsu Corp.*..............................      8,000      21,663       0.03%
Japan Steel Works..........................      8,000      21,382       0.03%
Unitika*...................................      8,000      19,764       0.03%
Kanebo*....................................      8,000      19,413       0.03%
Navix Line*................................      8,000      19,131       0.03%
Joyo Bank (rights)*#.......................      1,600           0       0.00%
                                                        ----------  -----------
PORTFOLIO OF SECURITIES
  (Cost $75,743,854).......................             69,310,628      99.55%
OTHER INVESTMENT+
  (Cost $6,978,725)........................              6,978,725      10.02%
                                                        ----------  -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $82,722,579).......................             76,289,353     109.57%
LIABILITIES IN EXCESS OF OTHER ASSETS......             (6,661,413)     (9.57%)
                                                        ----------  -----------
NET ASSETS.................................             $69,627,940    100.00%
                                                        ----------  -----------
                                                        ----------  -----------

# Fair Valued Security.

* Non-income producing securities.

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality
  Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              JAPAN INDEX SERIES
                   SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                          % OF
INDUSTRY                                                VALUE          PORTFOLIO
--------------------------------------------------------------------------------
Commercial banks and other banks..................   $14,397,540         20.8%
Automobiles.......................................     4,324,352          6.2%
Electronics and instrumentation...................     4,207,225          6.1%
Utilities.........................................     4,115,771          5.9%
Financial institutions and services...............     3,749,444          5.4%
Transportation and storage........................     3,392,719          4.9%
Retail trade......................................     2,966,062          4.3%
Construction and building materials...............     2,955,582          4.3%
Household durables and appliances.................     2,876,981          4.2%
Health and personal care..........................     2,348,608          3.4%
Chemicals.........................................     2,280,762          3.3%
Mining, metals and minerals.......................     2,179,549          3.2%
Wholesale trade...................................     1,899,612          2.8%
Auto components...................................     1,877,474          2.7%
Diversified industrials...........................     1,874,133          2.7%
Computers and communications and office
  equipment.......................................     1,795,691          2.6%
Food and grocery products.........................     1,680,314          2.4%
Entertainment and leisure toys....................     1,655,626          2.4%
Machinery and engineering services................     1,553,516          2.2%
Insurance--multiline and property and casualty....     1,165,429          1.7%
Electrical equipment..............................     1,134,868          1.6%
Real estate.......................................       796,026          1.1%
Oil...............................................       782,908          1.1%
Beverage industry and tobacco manufacturing.......       709,987          1.0%
Media.............................................       610,515          0.9%
Textiles and wearing apparel......................       512,520          0.7%
Fabricated metal products.........................       502,620          0.7%
Forestry and paper products.......................       479,661          0.7%
Business services and computer software...........       285,563          0.4%
Precious metals and minerals......................       117,769          0.2%
Non-oil energy, equipment and services............        81,801          0.1%
                                                     -----------    ----------
PORTFOLIO OF SECURITIES
  (Cost $75,743,854)..............................    69,310,628        100.0%
                                                                    ----------
OTHER INVESTMENT+                                                   ----------
  (Cost $6,978,725)...............................     6,978,725
                                                     -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $82,722,579)..............................   $76,289,353
                                                     -----------
                                                     -----------

Cost of investments for Federal income tax
  purposes........................................   $82,725,412
                                                     -----------
                                                     -----------
Aggregate gross unrealized appreciation...........   $   776,917
Aggregate gross unrealized depreciation...........    (7,212,976)
                                                     -----------
Aggregate net unrealized depreciation.............   $(6,436,059)
                                                     -----------
                                                     -----------

+ Investment of cash collateral received for securities loaned in State Street
  Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                           SOUTH AFRICA INDEX SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                        % OF
SECURITY DESCRIPTION                          SHARES      VALUE      NET ASSETS
--------------------------------------------------------------------------------
Anglo America Corp. SA.......................  29,734  $ 1,788,280     11.23%
DeBeers Centenary............................  48,297    1,425,339      8.95%
South Africa Breweries.......................  40,754    1,059,445      6.65%
Sasol........................................  77,395      944,141      5.93%
Liberty Life Associates......................  31,716      866,731      5.44%
Gencor....................................... 189,557      658,379      4.13%
Standard Bank Investment Corp................  15,329      587,942      3.69%
Rembrandt Group..............................  66,198      578,332      3.63%
Liberty Holdings.............................   6,248      442,671      2.78%
Nedcor Ltd...................................  27,934      407,729      2.56%
Gold Fields of South Africa..................  12,540      400,809      2.52%
Driefontein Consolidated Ltd. ...............  26,258      348,297      2.19%
Anglo America Industrial Corp................   9,774      333,227      2.09%
Samancor Ltd.................................  24,037      313,715      1.97%
First National Bank..........................  56,063      307,611      1.93%
Smith C.G....................................  60,563      291,652      1.83%
Rembrandt Controlling Investor ..............  46,650      278,329      1.75%
Anglo America Gold...........................   3,101      270,255      1.70%
Rustenberg Platinum..........................  17,037      264,104      1.66%
Southern Life Association....................  23,938      258,864      1.63%
Nampak.......................................  65,556      258,424      1.62%
Tiger Oats...................................  19,426      255,605      1.60%
Johnnies Indiana Corp........................  19,526      228,836      1.44%
Barlow Ltd...................................  26,252      228,788      1.44%
Iscor........................................ 314,571      224,549      1.41%
JCI Ltd......................................  19,455      201,058      1.26%
Anglovaal Industries.........................  40,968      196,415      1.23%
Vaal Reefs Exploration & Mining..............   2,472      192,260      1.21%
Anglovaal Industries.........................   6,005      183,617      1.15%
Sappi........................................  20,288      179,405      1.13%
Safmarine & Rennie...........................  70,173      177,937      1.12%
Middle Witwatersrand.........................  41,808      174,608      1.10%
Kloof Gold Mining............................  17,096      158,465      0.99%
Premier Group................................ 117,176      155,302      0.98%
Anglo America Plat Corp......................  22,946      151,571      0.95%
Tongaat Hulett Group Ltd.....................  12,352      144,760      0.91%
Murray & Roberts.............................  41,661      141,592      0.89%
Free State Consolidated Gold Mines Ltd.......  15,021      131,229      0.82%
Western Deep Levels..........................   3,567      107,549      0.68%
Impala Platinum..............................   7,857      100,452      0.63%
Reunert......................................  24,174       97,870      0.61%
Wooltru Limited 'A' Shares...................  26,653       97,684      0.61%
Wooltru Limited..............................  20,349       76,097      0.48%
Highveld Steel & Vanadium....................  11,718       46,193      0.29%

Anglo America Industrial Corp. (rights)#.....   1,065        2,927      0.02%
                                                       -----------  ----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $18,069,789).........................           15,739,045     98.83%
OTHER ASSETS LESS LIABILITIES................              187,069      1.17%
                                                       -----------  ----------
NET ASSETS...................................          $15,926,114     100.0%
                                                       -----------  ----------
                                                       -----------  ----------

# Fair valued security.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                           SOUTH AFRICA INDEX SERIES
                   SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
INDUSTRY                                                VALUE        INVESTMENTS
--------------------------------------------------------------------------------
Precious metals and minerals......................   $ 6,372,654           40.5%
Beverage industry and tobacco manufacturing.......     1,637,777           10.4%
Insurance--life and agents and brokers............     1,568,266           10.0%
Diversified holding companies.....................     1,514,956            9.6%
Commercial banks and other banks..................     1,303,283            8.3%
Oil...............................................       944,141            6.0%
Mining, metals and minerals.......................       584,456            3.7%
Food and grocery products.........................       555,667            3.5%
Forestry and paper products.......................       437,829            2.8%
Construction and building materials...............       370,428            2.4%
Transportation and storage........................       177,937            1.1%
Retail trade......................................       173,781            1.1%
Electrical equipment..............................        97,870            0.6%
                                                     -----------    ------------
TOTAL INVESTMENTS, AT VALUE
  (Cost $18,069,789)..............................   $15,739,045          100.0%
                                                     -----------    ------------
                                                     -----------    ------------
Cost of investments for Federal income tax
  purposes........................................   $18,071,931
                                                     -----------
                                                     -----------
Aggregate gross unrealized appreciation...........   $   241,206
Aggregate gross unrealized depreciation...........    (2,574,092)
                                                     -----------
Aggregate net unrealized depreciation.............   $(2,332,886)
                                                     -----------
                                                     -----------

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                UK INDEX SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
British Petroleum..........................     58,279  $  627,299       4.67%
Glaxo Wellcome.............................     36,471     572,513       4.26%
Shell Transport & Trading..................     34,228     561,549       4.17%
British Telecom............................     65,413     378,673       2.82%
HSBC HKD 10 Holdings.......................     18,381     376,839       2.80%
Smithkline Beecham.........................     28,261     349,063       2.60%
Lloyds TSB Group...........................     52,664     334,456       2.49%
Zeneca Group...............................      9,647     262,657       1.96%
Barclays Plc...............................     15,594     244,918       1.82%
Marks & Spencer............................     28,859     242,254       1.80%
BAT Industries Plc.........................     31,659     220,649       1.64%
Reuters Holdings...........................     17,305     215,432       1.60%
National Westminster.......................     17,313     197,770       1.47%
Cable & Wireless...........................     23,923     190,496       1.42%
HSBC Holdings (ordinary)...................      8,882     186,578       1.39%
Unilever...................................      8,649     181,825       1.35%
RTZ Corp...................................     11,340     181,429       1.35%
General Electric...........................     28,347     175,178       1.30%
British Sky Broadcasting...................     18,198     171,431       1.28%
Grand Metropolitan.........................     22,218     167,693       1.25%
BTR........................................     39,693     166,438       1.24%
Prudential Corp............................     20,689     156,321       1.16%
Abbey National.............................     14,363     149,454       1.11%
Guinness...................................     20,738     148,587       1.11%
British Gas................................     47,479     148,058       1.10%
Granada Group..............................      9,054     130,407       0.97%
Vodafone Group.............................     32,427     125,410       0.93%
Tesco......................................     22,863     123,790       0.92%
Bass.......................................      9,327     119,682       0.89%
J Sainsbury Plc............................     19,410     115,050       0.86%
Reed International.........................      6,006     111,787       0.83%
Standard Chartered.........................     10,335     111,580       0.83%
Royal Sun Alliance Group...................     16,126     110,684       0.82%
Great University Stores....................     10,674     106,375       0.79%
Rentokil Group.............................     14,924     100,247       0.75%
Imperial Chemical Industries...............      7,692      98,827       0.74%
Boots Co...................................      9,119      92,660       0.69%
EMI Group..................................      4,569      89,840       0.67%
BAA........................................     10,980      88,952       0.66%
Cadbury Schweppes..........................     10,545      87,746       0.65%
National Power.............................     13,063      86,576       0.64%
Allied Domecq Plc..........................     10,995      85,045       0.63%
Siebe......................................      5,151      81,069       0.60%
Commercial Union...........................      7,368      77,807       0.58%

Kingfisher.................................      7,107      75,630       0.56%
Lloyds Abbey Life..........................      7,413      75,627       0.56%
Pearson....................................      5,907      73,104       0.54%
Hanson.....................................     55,083      72,430       0.54%
BOC Group..................................      5,112      72,131       0.54%
Safeway Plc................................     12,117      71,921       0.54%
Royal Bank of Scotland Group...............      8,583      71,211       0.53%
GKN........................................      3,705      69,684       0.52%
Legal & General Group......................     13,095      68,983       0.51%
Scot & Newcastle...........................      6,504      67,624       0.50%
Associated British Foods...................      9,546      65,599       0.49%
Powergen...................................      7,728      64,180       0.48%
Land Securities............................      5,415      63,135       0.47%
Peninsula & Oriental Steam.................      6,420      63,092       0.47%
Lucas Varity*..............................     15,306      61,937       0.46%
General Accident...........................      5,091      60,726       0.45%
Whitbread..................................      5,127      60,195       0.45%
British Steel..............................     21,600      60,059       0.45%
Scottish Power.............................     11,666      59,745       0.44%
Asda Group.................................     31,038      59,387       0.44%
Rank Group.................................      8,841      58,810       0.44%
Bank of Scotland...........................     12,552      57,844       0.43%
United News & Media Plc....................      4,947      54,255       0.40%
Tomkins....................................     12,603      52,949       0.39%
National Grid Group........................     17,949      52,903       0.39%
Reckitt & Colman...........................      4,506      52,170       0.39%
United Utilities...........................      5,547      51,487       0.38%
Blue Circle Industries.....................      7,782      50,499       0.38%
RMC Group..................................      2,834      50,095       0.37%
Carlton Communications.....................      6,183      49,536       0.37%
3I Group...................................      6,240      49,129       0.37%
Wolseley...................................      6,262      48,640       0.36%
Enterprise Oil.............................      5,232      47,413       0.35%
TI Group...................................      4,983      46,130       0.34%
Smiths Industries..........................      3,207      42,823       0.32%
Ladbroke Group.............................     12,378      40,212       0.30%
Guardian Royal Exchange Plc................      9,546      39,406       0.29%
Severn Trent...............................      3,891      39,157       0.29%
Thames Water...............................      4,284      38,682       0.29%
Dixons Group...............................      4,263      38,076       0.28%
Argos......................................      3,018      37,915       0.28%
Redland....................................      5,511      37,781       0.28%
Burmah Castrol Plc.........................      2,160      37,759       0.28%
Burton Group...............................     15,114      36,733       0.27%
Williams Holdings..........................      6,159      36,406       0.27%
Schroders..................................      1,599      36,323       0.27%
Next.......................................      3,972      36,221       0.27%
Tate & Lyle................................      4,641      36,049       0.27%
Lasmo......................................     10,248      35,712       0.27%
Smith & Nephew.............................     11,691      35,696       0.27%
Mercury Asset Manitoba Group...............      1,938      35,645       0.27%
Vendome Luxury Group SA....................      3,702      34,874       0.26%
British Land Co............................      4,572      34,136       0.25%
Hays.......................................      4,000      33,447       0.25%

Orange.....................................     11,000      33,227       0.25%
Imperial Tobacco...........................      5,508      32,156       0.24%
Premier Farnell Plc........................      2,858      31,996       0.24%
Courtaulds.................................      4,302      31,944       0.24%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                UK INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
BPB Industries.............................      5,355  $   31,610       0.24%
MEPC.......................................      4,530      31,535       0.23%
Rexam......................................      5,346      30,556       0.23%
Electrocomponents..........................      4,494      30,260       0.23%
Compass Group..............................      3,000      29,800       0.22%
Pilkington.................................     10,653      29,664       0.22%
Greenalls Group............................      3,159      29,244       0.22%
Southern Electric..........................      2,703      28,324       0.21%
Foreign & Colonial Investor Trust..........     11,154      27,290       0.20%
Cookson Group..............................      7,227      26,655       0.20%
Inchcape...................................      5,604      26,418       0.20%
WPP Group..................................      7,000      25,989       0.19%
Thorn*.....................................      4,569      25,780       0.19%
BBA Group..................................      4,392      25,640       0.19%
British Aerospace..........................      1,341      25,440       0.19%
Anglian Water..............................      2,853      25,389       0.19%
Caradon Plc................................      6,363      25,023       0.19%
Securicor..................................      5,500      24,943       0.19%
Johnson Matthey............................      2,492      24,693       0.18%
Laporte....................................      2,049      23,940       0.18%
Arjo Wiggins Apple.........................      8,712      23,408       0.17%
Emap.......................................      2,000      23,302       0.17%
NFC........................................      7,377      23,185       0.17%
IMI........................................      3,648      23,108       0.17%
Sears......................................     16,158      23,023       0.17%
British Airways............................      2,547      22,977       0.17%
De La Rue..................................      2,373      22,779       0.17%
Yorkshire Electric Group...................      1,885      22,392       0.17%
Smith (WH) Group...........................      2,979      22,290       0.17%
Telewest*..................................      9,762      22,017       0.16%
Provident Financial........................      2,868      21,506       0.16%
British Biotech*...........................      5,800      21,392       0.16%
Hillsdown Holdings.........................      7,422      21,211       0.16%
BICC.......................................      4,442      21,158       0.16%
FKI........................................      5,988      20,477       0.15%
Stagecoach Holdings........................      2,200      20,366       0.15%
Storehouse.................................      4,446      20,163       0.15%
Lonrho.....................................      8,259      20,106       0.15%
Northern Foods.............................      6,147      19,919       0.15%
London Electricity.........................      2,006      19,893       0.15%
Daily Mail & General Trust.................        900      19,580       0.15%
United Biscuits............................      5,613      19,012       0.14%
Rolls Royce................................      4,596      19,010       0.14%
Hammerson Plc..............................      3,009      18,693       0.14%

East Midlands Electric.....................      2,106      18,605       0.14%
Coats Viyella..............................      7,443      18,544       0.14%
Alliance Trust.............................        500      18,470       0.14%
Scottish Hydro.............................      4,077      18,257       0.14%
Bunzl......................................      4,716      18,239       0.14%
Morgan Crucible Co.........................      2,346      18,146       0.14%
Associates British Ports...................      4,050      17,905       0.13%
Unigate....................................      2,499      17,580       0.13%
Witan Investment...........................      3,984      17,484       0.13%
Edinburgh Investor Trust...................      3,117      17,308       0.13%
Slough Estates.............................      4,146      16,743       0.12%
Vickers....................................      3,540      16,717       0.12%
Millennium Chemicals Inc.*.................        787      15,935       0.12%
Bowthorpe..................................      2,055      15,812       0.12%
Booker.....................................      2,394      15,788       0.12%
Harrisons & Crosfield......................      7,545      15,726       0.12%
Dalgety....................................      3,066      15,552       0.12%
Glynwed International......................      2,589      14,840       0.11%
M & G Group................................        792      14,393       0.11%
Tarmac.....................................      9,819      14,390       0.11%
Scottish Mortgage and Trust Plc............      3,000      13,471       0.10%
Allied Colloids............................      5,655      13,398       0.10%
Spirax Sarco Engineering...................      1,084      12,948       0.10%
Hepworth...................................      2,589      12,521       0.09%
Electra Investor Trust.....................      1,836      12,512       0.09%
Barratt Development........................      2,959      12,311       0.09%
Charter....................................        921      12,260       0.09%
Racal Electronics..........................      2,700      12,179       0.09%
Sedgwick Group.............................      5,799      11,757       0.09%
T & N......................................      5,637      11,749       0.09%
Cowie Group Plc............................      2,000      11,692       0.09%
Rugby Group................................      6,798      11,181       0.08%
Invesco Plc................................      2,835      10,733       0.08%
Scapa Group................................      2,532      10,617       0.08%
Great Portland Estates Plc.................      3,432      10,535       0.08%
Taylor Woodrow.............................      4,095      10,336       0.08%
First Leisure Corp.........................      1,737      10,310       0.08%
English China Clay.........................      3,252       9,956       0.07%
McKechnie Plc..............................      1,044       9,741       0.07%
Halma......................................      2,838       9,428       0.07%
Meyer International........................      1,344       9,050       0.07%
Schroders (non-voting).....................        468       8,955       0.07%
Willis Corroon Group.......................      4,452       8,845       0.07%
Kwik Save Group............................      1,650       8,558       0.06%
Fleming Mercantile Investment Trust........      1,533       8,163       0.06%
Wimpey George..............................      3,840       7,848       0.06%
City of London Trust.......................      2,799       7,748       0.06%
Marley.....................................      3,564       7,632       0.06%
Highland Distilleries......................      1,413       7,605       0.06%
Hambros....................................      1,878       7,554       0.06%
Brixton Estate.............................      2,478       7,203       0.05%
Eurotunnel SA*.............................      4,881       7,034       0.05%
Christies International....................      1,743       7,025       0.05%
Trust Small Companies Investor Trust.......      1,890       6,956       0.05%

Bryant Group...............................      2,970       6,577       0.05%
Vaux Group.................................      1,494       6,094       0.05%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                UK INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Bradford Property Trust....................      1,551  $    5,986       0.04%
Wilson C Holdings..........................      2,097       5,327       0.04%
Courtaulds Textile.........................      1,101       5,002       0.04%
Albert Fisher Group........................      7,563       4,926       0.04%
Diploma....................................        594       3,806       0.03%
Amstrad....................................      1,236       3,069       0.02%
                                                        ----------  -----------
TOTAL INVESTMENTS, AT VALUE
  (Cost $11,617,142).......................             13,257,922      98.68%
OTHER ASSETS LESS LIABILITIES..............                177,179       1.32%
                                                        ----------  -----------
NET ASSETS.................................             $13,435,101    100.00%
                                                        ----------  -----------
                                                        ----------  -----------

* Non-income producing securities.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                UK INDEX SERIES
                   SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
INDUSTRY                                                VALUE        INVESTMENTS
--------------------------------------------------------------------------------
Commercial banks and other banks..................   $ 1,730,649           13.0%
Utilities.........................................     1,448,415           10.9%
Oil...............................................     1,309,731            9.9%
Health and personal care..........................     1,293,492            9.7%
Retail trade......................................     1,142,851            8.6%
Beverage industry and tobacco manufacturing.......       944,575            7.1%
Media.............................................       857,036            6.5%
Food and grocery products.........................       480,281            3.6%
Construction and building materials...............       392,700            3.0%
Chemicals.........................................       383,078            2.9%
Diversified industrials...........................       324,426            2.4%
Insurance--life and agents and brokers............       321,532            2.4%
Financial institutions............................       313,640            2.4%
Insurance--multiline and property and casualty....       288,623            2.2%
Entertainment and leisure toys....................       269,538            2.0%
Electronics and instrumentation...................       260,121            2.0%
Transportation and storage........................       255,204            1.9%
Mining, metals and minerals.......................       241,488            1.8%
Real estate.......................................       187,965            1.4%
Auto components...................................       157,260            1.2%
Machinery and engineering services................       120,539            0.9%
Diversified holdings..............................        92,537            0.7%
Aerospace and defense components..................        87,272            0.7%
Fabricated metal products.........................        85,798            0.6%
Forestry and paper products.......................        72,203            0.5%
Wholesale trade...................................        47,071            0.4%
Diversified consumer goods........................        34,874            0.3%
Business services and computer software...........        33,447            0.3%
Precious metals...................................        24,693            0.2%
Textiles and wearing apparel......................        23,546            0.2%
Electrical equipment..............................        21,158            0.2%
Computers and office equipment....................        12,179            0.1%
                                                     -----------    ------------
TOTAL INVESTMENTS, AT VALUE
  (Cost $11,617,142)..............................   $13,257,922          100.0%
                                                     -----------    ------------
                                                     -----------    ------------
Cost of investments for Federal income tax
  purposes........................................   $11,634,735
                                                     -----------
                                                     -----------

Aggregate gross unrealized appreciation...........   $ 1,848,210
Aggregate gross unrealized depreciation...........      (225,023)
                                                     -----------
Aggregate net unrealized appreciation.............   $ 1,623,187
                                                     -----------
                                                     -----------

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                US INDEX SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
General Electric Co........................      4,998  $  483,556       2.81%
Coca Cola Co...............................      7,641     385,870       2.24%
Exxon Corp.................................      3,759     333,141       1.94%
Intel Corp.................................      2,481     272,600       1.59%
Merck & Co. Inc............................      3,667     271,816       1.58%
Microsoft Corp.*...........................      1,788     245,403       1.43%
Philip Morris Companies, Inc...............      2,544     235,638       1.37%
International Business Machines............      1,633     210,657       1.23%
Procter & Gamble Co........................      2,085     206,415       1.20%
Johnson & Johnson..........................      4,035     198,724       1.16%
Wal Mart Stores Inc........................      6,951     185,070       1.08%
AT & T Corp................................      4,815     167,923       0.98%
Bristol Myers Squibb Co....................      1,533     162,115       0.94%
Pfizer Inc.................................      1,917     158,632       0.92%
American International Group Inc...........      1,437     156,094       0.91%
Du Pont (E I) De Nemours & Co..............      1,662     154,150       0.90%
Citicorp...................................      1,488     147,312       0.86%
Pepsico Inc................................      4,806     142,378       0.83%
Mobil Corp.................................      1,194     139,399       0.81%
Hewlett Packard Co.........................      3,075     135,684       0.79%
Disney (Walt) Co...........................      2,049     134,978       0.79%
Chevron Corp...............................      1,974     129,790       0.76%
Berkshire Hathaway Inc.*...................          4     129,600       0.75%
Federal National Mortgage Association......      3,306     129,347       0.75%
Abbott Laboratories........................      2,430     123,019       0.72%
GTE Corp...................................      2,919     122,963       0.72%
Cisco Systems Inc.*........................      1,986     122,884       0.71%
Bellsouth Corp.............................      3,012     122,739       0.71%
General Motors Corp........................      2,247     121,057       0.70%
Lilly Eli & Co.............................      1,671     117,805       0.69%
Ford Motor Co..............................      3,643     113,844       0.66%
Chase Manhattan Corp.......................      1,324     113,533       0.66%
American Home Products Corp................      1,833     112,271       0.65%
Amoco Corp.................................      1,467     111,125       0.65%
BankAmerica Corp...........................      1,155     105,682       0.61%
Gillette Co................................      1,338     100,015       0.58%
Minnesota Mining & Manufacturing Co........      1,275      97,697       0.57%
Boeing Co..................................      1,023      97,569       0.57%
McDonald's Corp............................      2,103      93,321       0.54%
Ameritech Corp.............................      1,680      91,980       0.54%
Lucent Technologies Inc....................      1,925      90,497       0.53%
SBC Communications Inc.....................      1,851      90,005       0.52%
Nationsbank Corp...........................        891      83,977       0.49%
Oracle Systems Corp. *.....................      1,977      83,652       0.49%

Eastman Kodak Co...........................      1,044      83,259       0.48%
Motorola Inc...............................      1,788      82,248       0.48%
Texaco Inc.................................        801      81,402       0.47%
Wells Fargo & Co...........................        302      80,672       0.47%
Chrysler Corp..............................      2,379      79,994       0.47%
Bell Atlantic Corp.........................      1,320      79,530       0.46%
Home Depot Inc.............................      1,440      78,840       0.46%
Kimberly Clark Corp........................        837      78,050       0.45%
Travelers Group Inc........................      1,437      77,957       0.45%
Allstate Corp..............................      1,359      76,274       0.44%
Schlumberger Ltd...........................        723      71,667       0.42%
Columbia/HCA Healthcare Corp...............      1,993      71,250       0.41%
American Express Co........................      1,488      69,936       0.41%
Schering Plough Corp.......................      1,089      69,696       0.41%
Monsanto Co................................      1,746      69,185       0.40%
Electronic Data Systems Corp. (new)........      1,485      66,825       0.39%
Computer Associates International Inc......      1,095      64,742       0.38%
Dow Chemical Co............................        831      64,610       0.38%
Atlantic Richfield Co......................        486      64,395       0.37%
Time Warner Inc............................      1,716      63,930       0.37%
First Union Corp...........................        870      63,292       0.37%
Campbell Soup Co...........................        759      60,720       0.35%
Anheuser Busch Cos., Inc...................      1,572      60,522       0.35%
Emerson Electric Co........................        675      60,075       0.35%
NYNEX Corp.................................      1,281      57,004       0.33%
Sears Roebuck & Co.........................      1,170      56,599       0.33%
Allied Signal Inc..........................        858      56,199       0.33%
Compaq Computer Corp.*.....................        804      55,978       0.33%
Federal Home Loan Mortgage Corp............        552      55,752       0.32%
Banc One Corp..............................      1,290      54,664       0.32%
Sprint Corp................................      1,389      54,518       0.32%
Pharmacia & Upjohn Inc.....................      1,509      54,324       0.32%
Lockheed Martin Corp.......................        603      54,044       0.31%
First Data Corp............................        672      53,592       0.31%
Sara Lee Corp..............................      1,461      51,865       0.30%
Warner Lambert Co..........................        813      51,727       0.30%
MCI Communications Corp....................      2,034      51,104       0.30%
Nike Inc...................................        864      50,868       0.30%
First Chicago NBD Corp.....................        981      50,031       0.29%
WMX Technologies Inc.......................      1,446      49,706       0.29%
Morgan (J P) & Co. Inc.....................        567      48,975       0.28%
Amgen Inc.*................................        789      48,376       0.28%
United Technologies Corp...................        372      47,895       0.28%
Norwest Corp...............................      1,029      45,147       0.26%
Xerox Corp.................................        972      45,076       0.26%
Medtronic Inc..............................        699      44,998       0.26%
Southern Co................................      2,004      44,338       0.26%
Pacific Telesis Group......................      1,299      44,166       0.26%
Kellogg Co.................................        675      42,862       0.25%
U.S. West Inc..............................      1,410      42,829       0.25%
Fleet Financial Group Inc..................        816      40,698       0.24%
Colgate Palmolive Co.......................        441      40,572       0.24%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                US INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Caterpillar Inc............................        588  $   40,351       0.23%
H.J. Heinz Co..............................      1,116      39,618       0.23%
Airtouch Communications Inc.*..............      1,491      38,952       0.23%
Merrill Lynch & Co. Inc....................        543      38,146       0.22%
McDonnell Douglas Corp.....................        699      38,095       0.22%
Bank of New York Inc.......................      1,149      38,061       0.22%
International Paper Co.....................        888      37,962       0.22%
Conagra Inc................................        756      37,705       0.22%
PNC Bank Corp..............................      1,032      37,410       0.22%
General Re Corp............................        252      37,107       0.22%
Automatic Data Processing Inc..............        885      36,838       0.21%
Raytheon Co................................        744      36,642       0.21%
Norfolk Southern Corp......................        408      36,363       0.21%
Archer Daniels Midland Co. ................      1,655      35,996       0.21%
Rockwell International Corp. ..............        654      35,970       0.21%
May Department Stores Co...................        753      35,673       0.21%
Penney (J.C.) Co., Inc.....................        675      35,437       0.21%
Burlington Northern Santa Fe ..............        429      35,339       0.21%
Enron Corp.................................        759      35,293       0.21%
CPC International Inc......................        444      35,021       0.20%
Union Pacific Corp.........................        618      34,685       0.20%
Keycorp (new)..............................        732      34,130       0.20%
Baxter International Inc...................        819      34,091       0.20%
PPG Industries Inc.........................        597      34,029       0.20%
Sun Microsystems Inc.*.....................        552      33,672       0.20%
Deere & Co.................................        798      33,317       0.19%
3Com Corp.*................................        492      33,272       0.19%
Phillips Petroleum Co......................        792      32,472       0.19%
Aluminum Co. America.......................        549      32,185       0.19%
Suntrust Banks Inc.........................        687      32,031       0.19%
Gannett Inc................................        420      31,868       0.19%
Boston Scientific Corp.*...................        581      31,592       0.18%
Viacom Inc.*...............................        966      31,516       0.18%
Dean Witter Discover & Co. ................        528      31,086       0.18%
Duke Power Co..............................        621      30,351       0.18%
Aetna Inc..................................        453      30,294       0.18%
CUC International Inc.*....................      1,236      30,282       0.18%
First Bank Systems Inc.....................        456      30,096       0.18%
Loews Corp.................................        363      29,993       0.17%
Pacific Gas & Electric Co..................      1,275      29,963       0.17%
Boatmens Bancshares Inc....................        491      29,828       0.17%
Cigna Corp.................................        228      29,754       0.17%
Dun & Bradstreet Corp......................        513      29,690       0.17%
Bank of Boston Corp........................        457      29,248       0.17%

Corestates Financial Corp..................        594      28,883       0.17%
Weyerhaeuser Co............................        624      28,626       0.17%
Mellon Bank Corp...........................        438      28,525       0.17%
American Brands Inc........................        597      28,507       0.17%
Worldcom Inc.*.............................      1,164      28,373       0.17%
Walgreen Co................................        747      28,199       0.16%
Wachovia Corp. (new).......................        522      28,058       0.16%
Toys R Us Inc.*............................        825      27,947       0.16%
Texas Utilities Co.........................        684      27,702       0.16%
Texas Instruments Inc......................        573      27,576       0.16%
CSX Corp...................................        636      27,428       0.16%
General Mills Inc..........................        477      27,249       0.16%
Unocal Corp................................        741      27,139       0.16%
Safeway Inc.*..............................        630      27,011       0.16%
Rhone Poulenc Rorer Inc....................        402      26,984       0.16%
Corning Inc................................        693      26,854       0.16%
Household International Inc. ..............        303      26,816       0.16%
Edison International.......................      1,356      26,781       0.16%
Albertsons Inc.............................        771      26,503       0.15%
National City Corp.........................        609      26,415       0.15%
Chubb Corp.................................        522      26,100       0.15%
FPL Group Inc..............................        567      26,082       0.15%
Tenneco Inc................................        525      25,988       0.15%
Pitney Bowes Inc...........................        465      25,982       0.15%
Carnival Corp..............................        846      25,486       0.15%
MBNA Corp..................................        675      25,481       0.15%
Gap Inc....................................        876      25,404       0.15%
Mattel Inc.................................        837      24,168       0.14%
Morgan Stanley Group Inc...................        480      24,120       0.14%
Honeywell Inc..............................        387      24,042       0.14%
Duracell International Inc.................        360      24,030       0.14%
Textron Inc................................        270      23,963       0.14%
RJR Nabisco Holdings Corp. ................        828      23,909       0.14%
Tele Communications Inc. (new)*............      1,917      23,843       0.14%
Dell Computer Corp.*.......................        291      23,680       0.14%
Occidental Petroleum Corp..................        960      23,520       0.14%
American Electric Power Inc. ..............        561      23,282       0.14%
Marsh & Mclennan Cos., Inc. ...............        222      23,116       0.13%
Hershey Foods Corp.........................        474      22,930       0.13%
Tyco Interest Ltd..........................        462      22,927       0.13%
American General Corp......................        615      22,909       0.13%
Tellabs Inc.*..............................        267      22,728       0.13%
Avon Products Inc..........................        417      22,622       0.13%
Illinois Tool Works Inc....................        321      22,550       0.13%
Dayton Hudson Corp.........................        651      22,541       0.13%
Amp Inc....................................        660      22,358       0.13%
U.S. West Inc.*............................      1,428      22,313       0.13%
ITT Hartford Group Inc.....................        351      22,113       0.13%
Barnett Banks Inc..........................        576      21,960       0.13%
Ralston Purina Co..........................        324      21,425       0.12%
Conrail Inc................................        225      21,403       0.12%
Wrigley (WM) Jr. Co........................        354      21,329       0.12%
Westinghouse Electric Corp.................      1,245      21,321       0.12%
Marriot International Inc..................        372      21,158       0.12%

Georgia Pacific Corp.......................        279      20,925       0.12%
Goodyear Tire & Rubber.....................        456      20,919       0.12%
Consolidated Edison Co. New York Inc.......        708      20,709       0.12%
Service Corp. International................        708      20,178       0.12%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                US INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Air Products & Chemicals Inc...............        336  $   20,160       0.12%
Bankers Trust New York Corp................        237      20,027       0.12%
Public Service Enterprise Group............        738      19,834       0.12%
Dominion Resources Inc.....................        525      19,819       0.12%
Federated Department Stores Inc.*..........        600      19,800       0.12%
Comerica Inc...............................        369      19,603       0.11%
Halliburton Co.............................        345      19,536       0.11%
Entergy Corp...............................        687      19,236       0.11%
Genentech Inc.*............................        357      19,233       0.11%
Freeport McMoran Copper & Gold.............        633      19,227       0.11%
Burlington Resources Inc...................        381      19,193       0.11%
USX Marathon Group.........................        873      19,097       0.11%
Sysco Corp.................................        561      19,074       0.11%
Delta Air Lines Inc........................        269      19,065       0.11%
U.S. Healthcare Corp.......................        501      18,975       0.11%
Fifth Third Bancorp........................        300      18,787       0.11%
Pacificorp.................................        885      18,696       0.11%
Seagate Technology*........................        279      18,623       0.11%
Parametric Technology Corp.*...............        381      18,621       0.11%
Aon Corp...................................        321      18,538       0.11%
American Stores Co. (new)..................        447      18,495       0.11%
Houston Industries Inc.....................        798      18,254       0.11%
Dresser Industries Inc.....................        555      18,246       0.11%
TRW Inc....................................        201      18,190       0.11%
Aflac Inc..................................        453      18,177       0.11%
Lowes Cos., Inc............................        450      18,169       0.11%
Union Carbide Corp.........................        426      18,158       0.11%
Alco Standard Corp.........................        387      17,947       0.10%
Crown Cork & Seal Inc......................        369      17,712       0.10%
UST Inc....................................        612      17,671       0.10%
Dover Corp.................................        342      17,570       0.10%
Hilton Hotels Corp.........................        576      17,496       0.10%
Morton International Inc...................        444      17,482       0.10%
Alltel Corp................................        573      17,476       0.10%
Carolina Power & Light Co. ................        483      17,448       0.10%
U.S. Bancorp (Oregon)......................        435      17,400       0.10%
Clorox Co..................................        159      17,351       0.10%
Franklin Resources Inc.....................        246      17,343       0.10%
Panenergy Corp.............................        450      17,325       0.10%
Pioneer Hawaii Bred International Inc......        258      17,318       0.10%
Computer Sciences Corp.*...................        232      17,226       0.10%
Tribune Co. (new)..........................        210      17,167       0.10%
Student Loan Marketing Association.........        207      17,129       0.10%
Becton Dickinson & Co......................        393      17,095       0.10%

Browning Ferris Industries Inc.............        645      16,931       0.10%
Unicom Corp................................        651      16,926       0.10%
Peco Energy Co.............................        669      16,892       0.10%
Fluor Corp.................................        255      16,702       0.10%
Genuine Parts Co...........................        378      16,537       0.10%
Central & South West Corp. ................        621      16,456       0.10%
Hercules Inc...............................        345      16,431       0.10%
Green Tree Financial Corp..................        414      16,405       0.10%
State Street Boston Corp...................        258      16,351       0.10%
Kroger Co.*................................        366      16,333       0.10%
Praxair Inc................................        366      16,195       0.09%
Coca Cola Enterprises Inc..................        378      16,112       0.09%
United States Robotics Corp. ..............        255      16,033       0.09%
Times Mirror Co. (new).....................        345      15,956       0.09%
AMR Corp.*.................................        189      15,876       0.09%
E M C Corp.*...............................        603      15,829       0.09%
Cinergy Corp...............................        477      15,801       0.09%
Micron Technology Inc......................        621      15,758       0.09%
Transamerica Corp..........................        207      15,706       0.09%
Grace (W R) & Company Delaware*............        294      15,582       0.09%
Winn Dixie Stores Inc......................        465      15,519       0.09%
Williams Companies, Inc....................        297      15,518       0.09%
ITT Corp. (new)*...........................        369      15,498       0.09%
Amerada Hess Corp..........................        279      15,450       0.09%
Baker Hughes Inc...........................        432      15,390       0.09%
General Motors Corp........................        288      15,372       0.09%
Limited Inc................................        834      15,325       0.09%
Masco Corp.................................        486      15,248       0.09%
Lincoln National Corp......................        312      15,132       0.09%
Consolidated Natural Gas Co. ..............        282      14,981       0.09%
Progressive Corp...........................        216      14,850       0.09%
Rohm & Haas Co.............................        207      14,775       0.09%
Salomon Inc................................        327      14,756       0.09%
Equifax Inc................................        486      14,458       0.08%
Safeco Corp................................        381      14,383       0.08%
Applied Materials Inc.*....................        543      14,356       0.08%
McGraw Hill Cos., Inc......................        306      14,344       0.08%
Quaker Oats Co.............................        402      14,271       0.08%
St. Paul Companies, Inc....................        261      14,192       0.08%
Eaton Corp.................................        237      14,161       0.08%
Donnelley (R R) & Sons Co. ................        465      14,124       0.08%
Allegheny Teldyne Inc......................        658      14,065       0.08%
International Flavours.....................        339      14,026       0.08%
Federal Express Corp.*.....................        174      14,007       0.08%
Providian Corp.............................        297      13,959       0.08%
Phelps Dodge Corp..........................        222      13,958       0.08%
Ingersoll Rand Co..........................        333      13,861       0.08%
UNUM Corp..................................        219      13,770       0.08%
Coastal Corp...............................        318      13,674       0.08%
Newell Co..................................        480      13,620       0.08%
Digital Equipment Corp.*...................        459      13,540       0.08%
Cabletron Systems Inc.*....................        216      13,473       0.08%
Charles Schwab Corp........................        528      13,200       0.08%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                US INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
DTE Energy Co..............................        438  $   13,195       0.08%
General Dynamics Corp......................        192      13,176       0.08%
Eastman Chemical Co........................        249      13,135       0.08%
Equitable Cos., Inc........................        555      13,042       0.08%
Cooper Industries Inc......................        324      13,041       0.08%
Republic New York Corp.....................        171      13,039       0.08%
Thermo Electron Corp.......................        354      12,921       0.08%
Champion International Corp. ..............        297      12,919       0.08%
Sherwin Williams Co........................        255      12,782       0.07%
Tenet Healthcare Corp......................        612      12,775       0.07%
K Mart Corp.*..............................      1,308      12,753       0.07%
V F Corp...................................        195      12,748       0.07%
ADC Telecommunications Inc.*...............        186      12,718       0.07%
Sonat Inc..................................        258      12,706       0.07%
Nucor Corp.................................        267      12,649       0.07%
Newmont Mining Corp........................        273      12,626       0.07%
Baltimore Gas & Electric Co. ..............        450      12,262       0.07%
Sunamerica Inc.............................        324      12,150       0.07%
Mirage Resorts Inc.*.......................        552      12,144       0.07%
Jefferson Pilot Corp.......................        213      12,114       0.07%
Union Electric Co..........................        312      12,051       0.07%
Melville Corp..............................        321      11,957       0.07%
MGIC Investment Corp.......................        174      11,941       0.07%
GPU Inc....................................        363      11,934       0.07%
Price Costco Inc.*.........................        588      11,686       0.07%
Golden West Financial Corp.................        180      11,677       0.07%
Great Western Financial Corp...............        414      11,592       0.07%
Rubbermaid Inc.............................        498      11,578       0.07%
Ahmanson H F & Co..........................        369      11,577       0.07%
Grainger (W W), Inc........................        156      11,563       0.07%
Readers Digest Association Inc.............        324      11,542       0.07%
Anadarko Petroleum Corp....................        180      11,452       0.07%
Scripps (E W) Co...........................        240      11,370       0.07%
Omnicom Group..............................        228      11,343       0.07%
Willamette Industries Inc..................        168      11,340       0.07%
Firstar Corp. (new)........................        231      11,319       0.07%
Autozone Inc.*.............................        441      11,301       0.07%
Huntington Bancshares Inc..................        470      11,280       0.07%
Chiron Corp.*..............................        492      11,254       0.07%
Summit Bancorp.............................        275      11,241       0.07%
Western Atlas Inc.*........................        162      11,239       0.07%
Northern Trust Corp........................        162      11,218       0.07%
Interpublic Group Cos., Inc................        231      11,203       0.07%
MBIA Inc...................................        126      11,167       0.06%

P P & L Resources Inc......................        474      11,080       0.06%
Bay Networks Inc.*.........................        546      11,056       0.06%
Harcourt General Inc.......................        222      11,044       0.06%
Reynolds Metals Co.........................        195      10,969       0.06%
Molex Inc..................................        303      10,908       0.06%
Southern National Corp.....................        315      10,907       0.06%
Dillard Department Stores Inc..............        342      10,858       0.06%
Washington Post Co.........................         33      10,857       0.06%
Allegheny Power Systems Inc................        363      10,845       0.06%
Comcast Corp...............................        735      10,841       0.06%
Knight Ridder Inc..........................        288      10,764       0.06%
Novell Inc.*...............................      1,158      10,711       0.06%
Avery Dennison Corp........................        162      10,672       0.06%
First America Bank Corp....................        195      10,603       0.06%
Torchmark Inc..............................        219      10,594       0.06%
Circus Circus Enterprises Inc.*............        306      10,557       0.06%
Whirlpool Corp.............................        222      10,489       0.06%
LSI Logic Corp. *..........................        393      10,414       0.06%
New York Times Co..........................        288      10,404       0.06%
Synovus Financial Corp.....................        348      10,396       0.06%
Union Camp Corp............................        213      10,384       0.06%
Hasbro Inc.................................        267      10,380       0.06%
IMC Global Inc.............................        276      10,350       0.06%
Great Lakes Chemical Corp. ................        198      10,321       0.06%
Raychem Corp...............................        132      10,312       0.06%
Northrop Grumman Corp......................        126      10,174       0.06%
Informix Corp..............................        450       9,984       0.06%
Kerr Mcgee Corp............................        159       9,977       0.06%
Case Corp..................................        210       9,765       0.06%
Black & Decker Corp........................        261       9,755       0.06%
Southwest Airlines Co......................        432       9,720       0.06%
Florida Progress Corp......................        291       9,712       0.06%
Mallinckrodt Inc. (new)....................        222       9,657       0.06%
Ohio Edison Co.............................        462       9,644       0.06%
Circuit City Stores Inc....................        294       9,628       0.06%
Dow Jones & Co. Inc........................        291       9,603       0.06%
Regions Financial Corp.....................        192       9,600       0.06%
Northern States Power Co...................        204       9,588       0.06%
Tupperware Corp............................        186       9,556       0.06%
Mead Corp..................................        168       9,534       0.06%
Ceridian Corp.*............................        192       9,528       0.06%
Liz Claiborne..............................        225       9,506       0.06%
Cincinnati Financial Corp..................        165       9,487       0.06%
First USA Inc..............................        165       9,487       0.06%
Beneficial Corp............................        162       9,477       0.06%
American Re Corp...........................        144       9,270       0.05%
Marshall & Ilsley Corp.....................        288       9,252       0.05%
Wheelabrator Technologies Inc..............        594       9,207       0.05%
Johnson Controls Inc.......................        126       9,198       0.05%
Office Depot Inc.*.........................        468       9,184       0.05%
Potomac Electric Power Co..................        357       9,148       0.05%
Washington Mutual Inc......................        216       9,126       0.05%
General Instrument Corp.*..................        453       9,117       0.05%
Dana Corp..................................        306       9,065       0.05%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                US INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Wisconsin Energy Corp......................        333  $    9,033       0.05%
Sigma Aldrich..............................        153       8,989       0.05%
Bear Stearns Cos., Inc.....................        380       8,977       0.05%
Pall Corp..................................        348       8,917       0.05%
Analog Devices Inc.*.......................        342       8,892       0.05%
Humana Inc.*...............................        486       8,869       0.05%
Countrywide Credit Industries Inc..........        309       8,806       0.05%
Temple Inland Inc..........................        171       8,764       0.05%
Nordstrom Inc..............................        243       8,763       0.05%
Silicon Graphics Inc.*.....................        468       8,658       0.05%
Teco Energy Inc............................        351       8,643       0.05%
TJX Cos., Inc. (new).......................        216       8,640       0.05%
Rite Aid Corp..............................        252       8,568       0.05%
Apple Computer.............................        372       8,556       0.05%
Westvaco Corp..............................        300       8,550       0.05%
Northwest Airlines Corp.*..................        258       8,546       0.05%
CMS Energy Corp............................        270       8,539       0.05%
ITT Industries Inc.........................        366       8,509       0.05%
Reebok International Ltd...................        237       8,473       0.05%
Woolworth Corp.*...........................        402       8,442       0.05%
Parker Hannifin Corp.......................        222       8,408       0.05%
Amsouth BanCorp............................        180       8,347       0.05%
Andrew Corp.*..............................        171       8,336       0.05%
Lehman Brothers Holdings Inc...............        330       8,291       0.05%
Ashland Inc................................        195       8,287       0.05%
Southtrust Corp............................        249       8,248       0.05%
Pinnacle West Capital Corp.................        267       8,244       0.05%
De Luxe Corp...............................        252       8,221       0.05%
Star Banc Corp.............................         90       8,100       0.05%
James River Corp. of Virginia..............        255       8,033       0.05%
Columbia Gas Systems Inc...................        132       8,019       0.05%
Freeport McMoran Copper & Gold.............        276       8,004       0.05%
FMC Corp.*.................................        108       7,952       0.05%
Engelhard Corp.............................        435       7,939       0.05%
Pacific Enterprises........................        258       7,934       0.05%
Tandy Corp.................................        210       7,901       0.05%
Enova Corp.................................        351       7,898       0.05%
Hillenbrand Industries Inc.................        213       7,881       0.05%
Sundstrand Corp............................        195       7,849       0.05%
Block H & R Inc............................        315       7,796       0.05%
Diebold Inc................................        135       7,763       0.05%
Whitman Corp...............................        318       7,712       0.04%
Adobe Systems Inc..........................        222       7,687       0.04%
Stanley Works..............................        267       7,543       0.04%

UAL Corp.*.................................        159       7,533       0.04%
Harris Corp................................        120       7,515       0.04%
Atmel Corp.*...............................        294       7,460       0.04%
Advanced Micro Devices Inc. ...............        420       7,455       0.04%
Linear Technology Corp.....................        222       7,437       0.04%
Greenpoint Financial Corp..................        159       7,394       0.04%
Viacom Inc.*...............................        225       7,341       0.04%
First Tennessee National Corp..............        201       7,311       0.04%
Nalco Chemical Co..........................        201       7,311       0.04%
Manor Care Inc.............................        186       7,301       0.04%
Sonoco Products Co.........................        273       7,269       0.04%
Armstrong World Industries Inc.............        108       7,209       0.04%
Paine Webber Group Inc.....................        306       7,191       0.04%
Pennzoil Co................................        141       7,191       0.04%
Dole Food Inc..............................        183       7,137       0.04%
St. Jude Medical Inc.*.....................        180       7,110       0.04%
Perkin Elmer Corp..........................        132       7,079       0.04%
Ecolab Inc.................................        192       7,008       0.04%
Leggett & Platt Inc........................        234       6,991       0.04%
Ryder Systems Inc..........................        234       6,962       0.04%
Xilinx Inc.*...............................        210       6,878       0.04%
Mckesson Corp. (new).......................        138       6,866       0.04%
Goodrich (B F) Co..........................        162       6,865       0.04%
Tyson Foods Inc............................        231       6,815       0.04%
Old Kent Financial Corp....................        151       6,814       0.04%
DQE........................................        237       6,814       0.04%
Maytag Corp................................        342       6,797       0.04%
USX United States Steel Group..............        249       6,785       0.04%
Consolidated Papers Inc....................        135       6,767       0.04%
Ambac Inc..................................        108       6,750       0.04%
Louisiana Pacific Corp.....................        321       6,701       0.04%
American Greetings Corp....................        228       6,683       0.04%
New England Electric Systems...............        198       6,683       0.04%
Avnet Inc..................................        132       6,650       0.04%
Long Island Lighting Co....................        366       6,634       0.04%
Brunswick Corp.............................        282       6,627       0.04%
First Security Corp........................        225       6,609       0.04%
Vulcan Materials Co........................        108       6,561       0.04%
Loctite Corp...............................        111       6,507       0.04%
Meditrust..................................        180       6,480       0.04%
National Semiconductor Corp.*..............        336       6,468       0.04%
Olin Corp..................................        150       6,375       0.04%
Food Lion Inc..............................        744       6,371       0.04%
Paccar Inc.................................        114       6,356       0.04%
Kansas City Southern Industries Inc........        135       6,345       0.04%
Litton Industries Inc.*....................        141       6,327       0.04%
Cyprus Amax Minerals Co....................        279       6,312       0.04%
Illinova Corp..............................        231       6,295       0.04%
Mercantile BanCorp. Inc....................        126       6,253       0.04%
St. Joe Paper Co...........................         93       6,231       0.04%
PMI Group Inc..............................        108       6,170       0.04%
Capital One Financial Corp.................        198       6,163       0.04%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                US INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Supervalu Inc..............................        207  $    6,158       0.04%
Battle Mountain Gold Co....................        805       6,138       0.04%
Food Lion Inc..............................        732       6,131       0.04%
Provident Cos., Inc........................        165       6,126       0.04%
Illinois Central Corp......................        189       6,119       0.04%
Mercury Finance Co.........................        528       6,072       0.04%
Oryx Energy Co.*...........................        315       6,064       0.04%
Owens Corning..............................        156       6,045       0.04%
USF& G Corp................................        318       6,042       0.04%
Unitrin Inc................................        117       6,026       0.04%
Arrow Electronics Inc.*....................        126       6,001       0.03%
Echlin Inc.................................        183       5,970       0.03%
Snap On Inc................................        184       5,911       0.03%
Crestar Financial Corp.....................         96       5,904       0.03%
American Power Conversion Corp.*...........        276       5,900       0.03%
Ivax Corp..................................        357       5,891       0.03%
Lubrizol Corp..............................        198       5,891       0.03%
Reliastar Financial Corp...................        111       5,883       0.03%
Bausch & Lomb Inc..........................        174       5,873       0.03%
Host Marriott Corp.........................        378       5,812       0.03%
Worthington Industries.....................        273       5,665       0.03%
A G Edwards Inc............................        189       5,646       0.03%
Louisiana Land & Exploration Co............         99       5,631       0.03%
Polaroid Corp..............................        138       5,606       0.03%
Homestake Mining Co........................        390       5,558       0.03%
Harnischfeger Industries Inc. .............        138       5,520       0.03%
Hubbell Inc................................        135       5,518       0.03%
General Signal Corp........................        135       5,501       0.03%
Citizens Utilities Co......................        496       5,394       0.03%
American Financial Group Inc...............        150       5,381       0.03%
TIG Holdings Inc...........................        186       5,371       0.03%
Mercantile Stores Inc......................        108       5,360       0.03%
Mylan Labs Inc.............................        354       5,354       0.03%
Old Republic International Corp............        216       5,346       0.03%
Nicor Inc..................................        153       5,336       0.03%
Brown Forman Corp..........................        123       5,320       0.03%
American National Insurance Co.............         81       5,306       0.03%
Noram Energy Corp..........................        342       5,258       0.03%
Allmerica Property & Casualty Companies,
  Inc......................................        189       5,221       0.03%
Witco Corp.................................        168       5,208       0.03%
Harrahs Entertainment Inc.*................        309       5,176       0.03%
Sun Inc....................................        231       5,169       0.03%
Cabot Corp.................................        213       5,139       0.03%

Cummins Engine Inc.........................        123       5,120       0.03%
Signet Banking Corp........................        177       5,111       0.03%
National Service Industries Inc............        147       5,072       0.03%
Bancorp Hawaii Inc.........................        126       4,993       0.03%
Transatlantic Holdings Inc.................         69       4,968       0.03%
Tri Continental Corp.......................        195       4,899       0.03%
Wendys International Inc...................        237       4,888       0.03%
Shaw Industries Inc........................        414       4,865       0.03%
Security Capital Pacific Trust.............        216       4,860       0.03%
Molex Inc..................................        150       4,856       0.03%
Millipore Corp.............................        138       4,830       0.03%
DSC Communications Corp.*..................        342       4,745       0.03%
Central Fidelity Banks Inc.................        186       4,720       0.03%
Santa Fe Pacific Gold Corp.................        396       4,703       0.03%
Stone Container Corp.......................        303       4,621       0.03%
Tambrands Inc..............................        108       4,604       0.03%
Simon De Bartolo Group Inc.................        174       4,589       0.03%
First Virginia Banks Inc...................        102       4,565       0.03%
Tandem Computers Inc.*.....................        354       4,469       0.03%
Bowater Inc................................        126       4,457       0.03%
Enserch Corp...............................        204       4,386       0.03%
Boise Cascade Corp.........................        141       4,371       0.03%
Trinity Industries Inc.....................        126       4,363       0.03%
Centerior Energy Corp......................        447       4,358       0.03%
Leucadia National Corp.....................        183       4,323       0.03%
Puget Sound Power & Light Co...............        195       4,314       0.03%
Brooklyn Union Gas Co......................        147       4,263       0.02%
Weis Markets Inc...........................        135       4,134       0.02%
Bandag Inc.................................         87       4,133       0.02%
Equity Income Fund.........................         54       4,124       0.02%
Tektronix Inc..............................        105       4,108       0.02%
Viad Corp..................................        282       4,089       0.02%
Northeast Utilities........................        378       4,064       0.02%
Pacificare Health Systems Inc.*............         57       4,004       0.02%
Darden Restaurants Inc.....................        477       3,995       0.02%
Teradyne Inc.*.............................        249       3,953       0.02%
King World Productions Inc.* ..............        108       3,888       0.02%
Premark International Inc..................        183       3,820       0.02%
Foster Wheeler Corp........................         93       3,813       0.02%
Belo (A H) Corp............................         96       3,744       0.02%
Rouse Co...................................        147       3,730       0.02%
Niagara Mohawk Power Corp..................        435       3,698       0.02%
Delmarva Power & Light Co..................        186       3,697       0.02%
Sensormatic Electrics Corp.................        225       3,684       0.02%
Amdahl Corp.*..............................        357       3,659       0.02%
Beverly Enterprises Inc.*..................        294       3,638       0.02%
KLA Instruments Corp.*.....................        150       3,638       0.02%
Peoples Energy Corp........................        102       3,596       0.02%
Pittston Brinks Group......................        126       3,591       0.02%
Brown Forman Corp..........................         84       3,581       0.02%
Great Atlantic & Pacific Tea Inc...........        117       3,510       0.02%

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                US INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
SECURITY DESCRIPTION                          SHARES      VALUE       NET ASSETS
--------------------------------------------------------------------------------
Russell Corp...............................        123  $    3,490       0.02%
Briggs & Stratton Corp.....................         87       3,480       0.02%
Shared Medical System......................         72       3,474       0.02%
Chris Craft Industries Inc.*...............         87       3,426       0.02%
Alexander & Baldwin Inc....................        138       3,398       0.02%
Scientific Atlanta Inc.....................        234       3,393       0.02%
Comsat Corp................................        141       3,314       0.02%
Asarco Inc.................................        126       3,308       0.02%
USLIFE Corp................................        105       3,281       0.02%
Advanta Corp...............................         69       3,226       0.02%
Unisys Corp.*..............................        513       3,206       0.02%
USAir Group Inc.*..........................        183       3,180       0.02%
Consolidated Freightways Inc...............        129       3,096       0.02%
EG & G Inc.................................        174       3,067       0.02%
Washington Gas Light Co....................        132       2,954       0.02%
Ethyl Corp.................................        357       2,945       0.02%
McDermott International Inc. ..............        162       2,876       0.02%
Cypress Semiconductor Corp.*...............        267       2,870       0.02%
Trinova Corp...............................         87       2,860       0.02%
Autodesk Inc...............................        123       2,814       0.02%
Bethlehem Steel Corp.*.....................        345       2,803       0.02%
Safety Kleen Corp..........................        177       2,766       0.02%
Pacificare Health Systems Inc.*............         39       2,623       0.02%
Advanta Corp...............................         54       2,609       0.02%
Gaylord Entertainment Co...................        119       2,350       0.01%
Inland Steel Industries Inc................        144       2,322       0.01%
Arco Chemical Co...........................         48       2,292       0.01%
Citizens Utilities Co......................        207       2,277       0.01%
Ball Corp..................................         93       2,244       0.01%
Freeport McMoran Inc.......................         69       2,199       0.01%
Navistar International Corp. Inc.*.........        219       2,026       0.01%
Caliber Systems Inc........................        120       2,025       0.01%
Alexander & Alexander Services.............        132       2,013       0.01%
Fleming Companies, Inc.....................        111       1,929       0.01%
Comcast Corp...............................        120       1,725       0.01%
Cincinnati Milacron Inc....................         87       1,664       0.01%
Mentor Graphics Corp.*.....................        183       1,556       0.01%
NL Industries Inc..........................        156       1,326       0.01%
Armco Inc.*................................        321       1,204       0.01%
Imation Corp.*.............................          1          16       0.00%
Allegiance Corp.*..........................          1          15       0.00%
Footstar Inc.*.............................          0           9       0.00%
                                                       -----------  -----------

TOTAL INVESTMENTS, AT VALUE
  (Cost $15,818,622).......................             17,049,341      99.19%
OTHER ASSETS LESS LIABILITIES                              139,798       0.81%
                                                       -----------  -----------
NET ASSETS.................................            $17,189,139     100.00%
                                                       -----------  -----------
                                                       -----------  -----------

* Non-income producing securities.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                                US INDEX SERIES
                   SCHEDULE OF INVESTMENTS BY MARKET SECTOR
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                                                         % OF
INDUSTRY                                                VALUE        INVESTMENTS
--------------------------------------------------------------------------------
Health and personal care..........................   $ 1,869,711           11.0%
Utilities.........................................     1,748,956           10.3%
Commercial and other banks........................     1,553,473            9.1%
Oil...............................................     1,079,670            6.3%
Computer and communications and office
  equipment.......................................       966,607            5.7%
Beverage industries and tobacco manufacturing.....       919,508            5.4%
Retail trade......................................       797,421            4.7%
Food and grocery products.........................       714,310            4.2%
Business services and computer software...........       686,232            4.0%
Electrical equipment..............................       652,156            3.8%
Financial institutions and services...............       629,112            3.7%
Chemicals.........................................       569,634            3.3%
Insurance--multiline and property and casualty....       563,491            3.3%
Electronics and instrumentation...................       562,357            3.3%
Entertainment and leisure toys....................       482,898            2.8%
Media.............................................       387,598            2.3%
Aerospace and defense composite...................       315,219            1.8%
Automobiles.......................................       314,895            1.8%
Forestry and paper products.......................       293,450            1.7%
Diversified industrials...........................       265,040            1.6%
Transportation and storage........................       264,680            1.6%
Machinery and engineering services................       228,136            1.3%
Diversified holding companies.....................       183,711            1.1%
Non-oil energy, and equipment services............       136,077            0.8%
Diversified consumer goods and services...........       134,992            0.8%
Insurance--life and agents and brokers............       134,767            0.8%
Auto components...................................       144,638            0.7%
Mining, metals and minerals.......................        98,160            0.6%
Textiles and wearing apparel......................        85,085            0.5%
Household durables and appliances.................        67,716            0.4%
Precious metals and minerals......................        58,455            0.3%
Construction and building materials...............        46,669            0.3%
Wholesale trade...................................        45,713            0.3%
Fabricated metal products.........................        39,567            0.2%
Real estate.......................................        19,659            0.1%
Heavy engineering and shipbuilding................        19,578            0.1%
                                                     -----------    ------------
TOTAL INVESTMENTS, AT VALUE
  (Cost $15,818,622)..............................   $17,049,341          100.0%
                                                     -----------    ------------
                                                     -----------    ------------

Cost of investments for Federal income tax
  purposes........................................   $15,818,647
                                                     -----------
                                                     -----------
Aggregate gross unrealized appreciation...........   $ 1,833,217
Aggregate gross unrealized depreciation...........      (602,523)
                                                     -----------
Aggregate net unrealized appreciation.............   $ 1,230,694
                                                     -----------
                                                     -----------

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996

                                                    AUSTRALIA       FRANCE
                                                      INDEX          INDEX
                                                     SERIES         SERIES
                                                   -----------    -----------
ASSETS
  Investments, at value.........................   $13,475,700    $56,606,644
  Foreign currency..............................       135,859         95,750
  Cash..........................................        18,044          7,480
  Interest receivable...........................         1,608          5,341
  Dividends receivable..........................        53,271          4,349
  Foreign withholding tax reclaim receivable....             0        234,031
  Deferred organization costs...................       218,104        218,512
  Prepaid expenses..............................         1,102          3,616
  Receivable from Adviser for expense
     reimbursement..............................           912              0
                                                   -----------    -----------
     TOTAL ASSETS...............................    13,904,600     57,175,723
                                                   -----------    -----------
LIABILITIES
  Payable upon return of securities loaned......     2,908,388     12,279,368
  Distribution fees payable.....................         3,212         18,222
  Organization costs payable....................             0         93,953
  Accounts payable and accrued expenses.........       196,999        210,266
                                                   -----------    -----------
     TOTAL LIABILITIES..........................     3,108,599     12,601,809
                                                   -----------    -----------
     NET ASSETS.................................   $10,796,001    $44,573,914
                                                   -----------    -----------
                                                   -----------    -----------
NET ASSETS CONSIST OF:
  Paid-in capital, $.001 par value (Authorized
     200,000,000 shares per Series).............   $ 9,795,011    $41,715,353
  Undistributed net investment income...........       278,856        641,380
  Undistributed and accumulated net realized
     gain (loss) on investments and foreign
     currency...................................          (379)       195,247
  Net unrealized appreciation (depreciation) of
     investments and foreign currency...........       722,513      2,021,934
                                                   -----------    -----------
     NET ASSETS.................................   $10,796,001    $44,573,914
                                                   -----------    -----------
                                                   -----------    -----------

  Shares outstanding at end of period...........       500,584      1,100,305
  Net asset value, offering and redemption price
     per share..................................   $     21.57    $     40.51
  Cost of investments...........................   $12,753,444    $54,588,550
  Cost of foreign currency......................   $   135,680    $    94,799


The accompanying notes are an integral part of the financial statements.

                                                                                                                     SOUTH
                                                     GERMANY       HONG KONG         ITALY           JAPAN          AFRICA
                                                      INDEX          INDEX           INDEX           INDEX           INDEX
                                                     SERIES         SERIES          SERIES          SERIES          SERIES
                                                   -----------    -----------     -----------     -----------     -----------
ASSETS
  Investments, at value.......................     $22,647,368    $16,078,166     $42,027,766     $76,289,353     $15,739,045
  Foreign currency............................         153,218        129,155         178,245         338,153         122,884
  Cash........................................          13,877         40,786          19,205          17,272          31,859
  Interest receivable.........................             541            823           4,025           3,848               0
  Dividends receivable........................               0         69,139               0         213,687          35,628
  Foreign withholding tax reclaim receivable..          39,080              0               0               0               0
  Deferred organization costs.................         217,697        218,104         218,512         217,696         219,055
  Prepaid expenses............................           1,854          2,497           2,983           6,776           1,519
  Receivable from Adviser for expense
     reimbursement............................               0              0               0               0               0
                                                   -----------    -----------     -----------     -----------     -----------
     TOTAL ASSETS.............................      23,073,635     16,538,670      42,450,736      77,086,785      16,149,990
                                                   -----------    -----------     -----------     -----------     -----------
LIABILITIES
  Payable upon return of securities loaned....       1,099,739        226,380      10,179,669       6,978,725               0
  Distribution fees payable...................           7,929          9,709          14,003          35,486           5,510
  Organization costs payable..................          34,399         51,372          67,883         166,321          22,679
  Accounts payable and accrued expenses.......         200,477        207,991         204,301         278,313         195,687
                                                   -----------    -----------     -----------     -----------     -----------
     TOTAL LIABILITIES........................       1,342,544        495,452      10,465,856       7,458,845         223,876
                                                   -----------    -----------     -----------     -----------     -----------
     NET ASSETS...............................     $21,731,091    $16,043,218     $31,984,880     $69,627,940     $15,926,114
                                                   -----------    -----------     -----------     -----------     -----------
                                                   -----------    -----------     -----------     -----------     -----------
NET ASSETS CONSIST OF:
  Paid-in capital, $.001 par value (Authorized
     200,000,000 shares per Series)...........     $20,814,513    $14,343,271     $29,562,377     $75,983,580     $18,141,750
  Undistributed net investment income.........         158,608        590,807         475,728               0         133,106
  Undistributed and accumulated net realized
  gain (loss) on investments and foreign
     currency.................................           5,435         12,694         273,922          87,544         (15,281)
  Net unrealized appreciation (depreciation) of
     investments and foreign currency.........         752,535      1,096,446       1,672,853      (6,443,184)     (2,333,461)
                                                   -----------    -----------     -----------     -----------     -----------
     NET ASSETS...............................     $21,731,091    $16,043,218     $31,984,880     $69,627,940     $15,926,114
                                                   -----------    -----------     -----------     -----------     -----------
                                                   -----------    -----------     -----------     -----------     -----------

  Shares outstanding at end of period.........         600,331        500,394       1,200,467       2,000,302         900,571
  Net asset value, offering and redemption
     price per share..........................     $     36.20    $     32.06     $     26.64     $     34.81     $     17.68
  Cost of investments.........................     $21,896,281    $14,981,708     $40,354,848     $82,722,579     $18,069,789
  Cost of foreign currency....................     $   152,199    $   129,164     $   178,310     $   342,290     $   123,073

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996

                                                        UK              US
                                                      INDEX           INDEX
                                                      SERIES          SERIES
                                                   ------------    ------------
ASSETS
  Investments, at value.........................   $ 13,257,922    $ 17,049,341
  Foreign currency..............................         57,489               0
  Cash..........................................         15,366         163,855
  Interest receivable...........................            195               0
  Dividends receivable..........................         74,238          24,632
  Foreign withholding tax reclaim receivable....         16,972               0
  Deferred organization costs...................        218,240         217,425
  Prepaid expenses..............................          1,095           2,388
  Receivable from Adviser for expense
     reimbursement..............................         10,794               0
                                                   ------------    ------------
     TOTAL ASSETS...............................     13,652,311      17,457,641
                                                   ------------    ------------
LIABILITIES
  Payable upon return of securities loaned......              0               0
  Distribution fees payable.....................          3,542           9,476
  Organization costs payable....................              0          43,213
  Accounts payable and accrued expenses.........        213,668         215,813
                                                   ------------    ------------
     TOTAL LIABILITIES..........................        217,210         268,502
                                                   ------------    ------------
     NET ASSETS.................................   $ 13,435,101    $ 17,189,139
                                                   ------------    ------------
                                                   ------------    ------------
NET ASSETS CONSIST OF:
  Paid-in capital, $.001 par value (Authorized
     200,000,000 shares per Series).............   $ 11,539,203    $ 15,873,881
  Undistributed net investment income...........        213,332          65,354
  Undistributed net realized gain on investments
     and foreign currency.......................         36,498          19,185
  Net unrealized appreciation of investments and
     foreign currency...........................      1,646,068       1,230,719
                                                   ------------    ------------
     NET ASSETS.................................   $ 13,435,101    $ 17,189,139
                                                   ------------    ------------
                                                   ------------    ------------

  Shares outstanding at end of period...........        300,299         300,216
  Net asset value, offering and redemption price
     per share..................................   $      44.74    $      57.26
  Cost of investments...........................   $ 11,617,142    $ 15,818,622
  Cost of foreign currency......................   $     55,593    $          0

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                           STATEMENTS OF OPERATIONS
      FOR THE PERIOD FROM COMMENCEMENT OF OPERATIONS TO OCTOBER 31, 1996

                                                        AUSTRALIA      FRANCE
                                                          INDEX        INDEX
                                                          SERIES       SERIES
                                                        ----------   ----------
                                                        (3/25/96 -   (3/28/96 -
                                                        10/31/96)    10/31/96)
INVESTMENT INCOME
  Dividend income....................................   $  352,753   $  976,642
  Less: foreign withholding taxes....................       (6,218)    (122,817)
                                                        ----------   ----------
     Net dividend income.............................      346,535      853,825
  Interest income....................................        1,394          823
  Interest income from securities lending............        6,067       32,452
                                                        ----------   ----------
     TOTAL INCOME....................................      353,996      887,100
                                                        ----------   ----------
EXPENSES
  Investment management fees.........................       24,739       84,540
  Distribution fees..................................       18,594       59,633
  Administration fees................................       63,046       62,186
  Custody and accounting fees........................       62,462       63,510
  Transfer agent fees................................       26,369       26,010
  Legal fees.........................................       28,521       28,520
  Audit fees.........................................       18,500       26,500
  Directors' fees and expenses.......................        6,297        6,297
  Reports to shareholders............................       20,842       20,842
  Registration fees..................................        3,227       12,878
  NYSE listing fees..................................       11,319       17,303
  Amortization of organization costs.................       29,896       29,488
  Other expenses.....................................       18,441       22,779
                                                        ----------   ----------
     TOTAL EXPENSES..................................      332,253      460,486
  Administration fees waived by Administrator........      (10,316)      (9,457)
  Investment management fees waived by Adviser.......      (24,739)     (84,540)
  Expenses borne by Adviser..........................     (222,822)    (127,957)
                                                        ----------   ----------
     NET EXPENSES....................................       74,376      238,532
                                                        ----------   ----------
     NET INVESTMENT INCOME...........................      279,620      648,568
                                                        ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:

  Investments........................................       22,714      295,487
  Foreign currency transactions......................         (764)      (7,188)
Net change in unrealized appreciation/depreciation
  on:
  Investments........................................      722,256    2,018,094
  Foreign currency translation.......................          257        3,840
                                                        ----------   ----------
     NET REALIZED AND UNREALIZED GAIN ON
       INVESTMENTS AND FOREIGN CURRENCY..............      744,463    2,310,233
                                                        ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................   $1,024,083   $2,958,801
                                                        ----------   ----------
                                                        ----------   ----------

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                           STATEMENTS OF OPERATIONS
      FOR THE PERIOD FROM COMMENCEMENT OF OPERATIONS TO OCTOBER 31, 1996

                                                          GERMANY    HONG KONG
                                                           INDEX       INDEX
                                                          SERIES       SERIES
                                                         ---------   ----------
                                                         (3/22/96 -  (3/25/96 -
                                                         10/31/96)   10/31/96)

INVESTMENT INCOME
  Dividend income.....................................   $ 315,009    $  750,018
  Less: foreign withholding taxes.....................     (31,501)            0
                                                         ---------    ----------
     Net dividend income..............................     283,508       750,018
  Interest income.....................................         369           294
  Interest income from securities lending.............       2,320         3,817
                                                         ---------    ----------
     TOTAL INCOME.....................................     286,197       754,129
                                                         ---------    ----------
EXPENSES
  Investment management fees..........................      39,231        74,908
  Distribution fees...................................      31,919        40,767
  Administration fees.................................      63,905        63,045
  Custody and accounting fees.........................      63,030        72,974
  Transfer agent fees.................................      26,729        26,369
  Legal fees..........................................      28,521        28,521
  Audit fees..........................................      18,500        18,500
  Directors' fees and expenses........................       6,297         6,297
  Reports to shareholders.............................      20,842        20,842
  Registration fees...................................       6,571         4,501
  NYSE listing fees...................................       9,849        11,316
  Amortization of organization costs..................      30,303        29,896
  Other expenses......................................      19,810        20,897
                                                         ---------    ----------
     TOTAL EXPENSES...................................     365,507       418,833
  Administration fees waived by Administrator.........     (11,176)      (10,316)
  Investment management fees waived by Adviser........     (39,231)      (74,908)
  Expenses borne by Adviser...........................    (187,511)     (170,538)
                                                         ---------    ----------
     NET EXPENSES.....................................     127,589       163,071
                                                         ---------    ----------
     NET INVESTMENT INCOME............................     158,608       591,058
                                                         ---------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
Net realized gain (loss) on:
  Investments.........................................       4,581       374,442
  Foreign currency transactions.......................         854          (251)

Net change in unrealized appreciation/depreciation on:
  Investments.........................................     751,087     1,096,458
  Foreign currency translation........................       1,448          (12)
                                                         ---------    ----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS AND FOREIGN CURRENCY...............     757,970     1,470,637
                                                         ---------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................   $ 916,578    $2,061,695
                                                         ---------    ----------
                                                         ---------    ----------

The accompanying notes are an integral part of the financial statements.


                                                                                      SOUTH
                                                           ITALY         JAPAN        AFRICA         UK           US
                                                           INDEX         INDEX        INDEX        INDEX        INDEX
                                                           SERIES        SERIES       SERIES        SERIES       SERIES
                                                         ----------    -----------   ----------   ----------   ---------
                                                         (3/28/96       (3/22/96 -    (4/1/96 -   (3/26/96 -   (3/20/96 -
                                                         10/31/96)      10/31/96)     10/31/96)   10/31/96)    10/31/96)
INVESTMENT INCOME
  Dividend income....................................  $  755,098     $ 536,079     $ 245,526     $333,663     $349,538
  Less: foreign withholding taxes....................    (109,766)      (80,413)            0      (48,243)           0
                                                       ----------   -----------   -----------   ----------   ----------
     Net dividend income.............................     645,332       455,666       245,526      285,420      349,538
  Interest income....................................       3,523             0             0        1,283            0
  Interest income from securities lending............      25,815        16,787             0            0            0
                                                       ----------   -----------   -----------   ----------   ----------
     TOTAL INCOME....................................     674,670       472,453       245,526      286,703      349,538
                                                       ----------   -----------   -----------   ----------   ----------
EXPENSES
  Investment management fees.........................      69,272       146,763        43,588       22,011       33,415
  Distribution fees..................................      49,121       116,707        24,216       18,343       41,768
  Administration fees................................      62,186        63,905        61,039       62,759       64,470
  Custody and accounting fees........................      61,227        83,618        60,249       68,414       83,966
  Transfer agent fees................................      26,010        26,729        25,530       26,249       26,969
  Legal fees.........................................      28,521        28,521        28,521       28,521       28,521
  Audit fees.........................................      26,500        36,500        18,500       18,500       18,500
  Directors' fees and expenses.......................       6,297         6,297         6,297        6,297        6,297
  Reports to shareholders............................      20,842        20,842        20,842       20,842       20,842
  Registration fees..................................       9,222        23,289         5,761        3,761        4,982
  NYSE listing fees..................................      18,874        68,289         5,414       14,238        9,847
  Amortization of organization costs.................      29,488        30,304        28,945       29,760       30,575
  Other expenses.....................................      21,681        28,590        19,090       18,421       20,801
                                                       ----------   -----------   -----------   ----------   ----------
     TOTAL EXPENSES..................................     429,241       680,354       347,992      338,116      390,953
  Administration fees waived by Administrator........      (9,457)      (11,176)       (8,310)     (10,030)     (11,742)
  Investment management fees waived by Adviser.......     (69,272)     (146,763)      (43,588)     (22,011)     (33,415)
  Expenses borne by Adviser..........................    (154,027)      (55,587)     (199,231)    (232,704)    (178,696)
                                                       ----------   -----------   -----------   ----------   ----------
     NET EXPENSES....................................     196,485       466,828        96,863       73,371      167,100
                                                       ----------   -----------   -----------   ----------   ----------
     NET INVESTMENT INCOME...........................     478,185         5,625       148,663      213,332      182,438
                                                       ----------   -----------   -----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
Net realized gain (loss) on:
  Investments........................................     273,922       100,861       (15,281)      30,567      321,969
  Foreign currency transactions......................      (2,457)      (18,942)      (15,557)       5,931            0
Net change in unrealized appreciation/depreciation on:
  Investments........................................   1,672,918    (6,433,226)   (2,330,744)   1,640,780    1,230,719

  Foreign currency translation.......................         (65)       (9,958)       (2,717)       5,288            0
                                                       ----------   -----------   -----------   ----------   ----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS AND FOREIGN CURRENCY..............   1,944,318    (6,361,265 )  (2,364,299 )  1,682,566    1,552,688
                                                       ----------   -----------   -----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................  $2,422,503   $(6,355,640)  $(2,215,636)  $1,895,898   $1,735,126
                                                       ----------   -----------   -----------   ----------   ----------
                                                       ----------   -----------   -----------   ----------   ----------

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM COMMENCEMENT OF OPERATIONS TO OCTOBER 31, 1996

                                                           AUSTRALIA                 FRANCE
                                                             INDEX                    INDEX
                                                            SERIES                   SERIES
                                                     ---------------------    ---------------------
                                                     (3/25/96 - 10/31/96)     (3/28/96 - 10/31/96)
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income........................        $   279,620              $   648,568
     Net realized gain (loss) on:
       Investments................................             22,714                  295,487
       Foreign currency transactions..............               (764)                  (7,188)
     Net change in unrealized
       appreciation/depreciation on:
       Investments................................            722,256                2,018,094
       Foreign currency translation...............                257                    3,840
                                                     ---------------------    ---------------------
     Net increase (decrease) in net assets
       resulting from operations..................          1,024,083                2,958,801
                                                     ---------------------    ---------------------

  Dividends and distributions to shareholders
     from:
     Net investment income........................                  0                        0
                                                     ---------------------    ---------------------

  Capital share transactions (1):
     Net proceeds from sale of shares.............         13,772,077               49,252,505
     Net cost of redemptions......................         (4,011,646)              (7,648,891)
                                                     ---------------------    ---------------------
     Net increase in net assets from capital share
       transactions...............................          9,760,431               41,603,614
                                                     ---------------------    ---------------------

     Total increase...............................         10,784,514               44,562,415

  Net assets:
     Beginning of period..........................             11,487                   11,499
                                                     ---------------------    ---------------------
     End of period (2)............................        $10,796,001              $44,573,914
                                                     ---------------------    ---------------------
                                                     ---------------------    ---------------------
    (1) Shares sold...............................            700,000                1,300,000
        Shares redeemed...........................           (200,000)                (200,000)
                                                     ---------------------    ---------------------
       Net increase in shares outstanding.........            500,000                1,100,000

                                                     ---------------------    ---------------------
                                                     ---------------------    ---------------------
    (2) Including undistributed net investment
        income....................................        $   278,856              $   641,380

The accompanying notes are an integral part of the financial statements.

                                                            GERMANY                HONG KONG                 ITALY
                                                             INDEX                   INDEX                   INDEX
                                                            SERIES                  SERIES                  SERIES
                                                      -------------------     -------------------     -------------------
                                                          (3/22/96 -              (3/25/96 -              (3/28/96 -
                                                           10/31/96)               10/31/96)               10/31/96)
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income........................        $   158,608             $   591,058             $   478,185
     Net realized gain (loss) on:
       Investments................................              4,581                 374,442                 273,922
       Foreign currency transactions..............                854                    (251)                 (2,457)
     Net change in unrealized
       appreciation/depreciation on:
       Investments................................            751,087               1,096,458               1,672,918
       Foreign currency translation...............              1,448                     (12)                    (65)
                                                      -------------------     -------------------     -------------------
     Net increase (decrease) in net assets
       resulting from operations..................            916,578               2,061,695               2,422,503
                                                      -------------------     -------------------     -------------------
  Dividends and distributions to shareholders
     from:
     Net investment income........................                  0                       0                       0
                                                      -------------------     -------------------     -------------------

  Capital share transactions (1):
     Net proceeds from sale of shares.............         20,803,037              29,252,928              29,550,884
     Net cost of redemptions......................                  0             (15,282,886)                      0
                                                      -------------------     -------------------     -------------------
     Net increase in net assets from capital share
       transactions...............................         20,803,037              13,970,042              29,550,884
                                                      -------------------     -------------------     -------------------

     Total increase...............................         21,719,615              16,031,737              31,973,387

  Net assets:
     Beginning of period..........................             11,476                  11,481                  11,493
                                                      -------------------     -------------------     -------------------
     End of period (2)............................        $21,731,091             $16,043,218             $31,984,880

                                                      -------------------     -------------------     -------------------
                                                      -------------------     -------------------     -------------------
    (1) Shares sold...............................            600,000               1,000,000               1,200,000
        Shares redeemed...........................                  0                (500,000)                      0
                                                      -------------------     -------------------     -------------------
       Net increase in shares outstanding.........            600,000                 500,000               1,200,000
                                                      -------------------     -------------------     -------------------
                                                      -------------------     -------------------     -------------------
    (2) Including undistributed net investment
        income....................................        $   158,608             $   590,807             $   475,728

                                                           JAPAN               SOUTH AFRICA
                                                           INDEX                   INDEX
                                                          SERIES                  SERIES
                                                    -------------------     -------------------
                                                        (3/22/96 -
                                                         10/31/96)          (4/1/96 - 10/31/96)
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income........................      $     5,625             $   148,663
     Net realized gain (loss) on:
       Investments................................          100,861                 (15,281)
       Foreign currency transactions..............          (18,942)                (15,557)
     Net change in unrealized
       appreciation/depreciation on:
       Investments................................       (6,433,226)             (2,330,744)
       Foreign currency translation...............           (9,958)                 (2,717)
                                                    -------------------     -------------------
     Net increase (decrease) in net assets
       resulting from operations..................       (6,355,640)             (2,215,636)
                                                    -------------------     -------------------
  Dividends and distributions to shareholders
     from:
     Net investment income........................                0                       0
                                                    -------------------     -------------------

  Capital share transactions (1):
     Net proceeds from sale of shares.............       75,972,110              18,130,256
     Net cost of redemptions......................                0                       0
                                                    -------------------     -------------------
     Net increase in net assets from capital share
       transactions...............................       75,972,110              18,130,256
                                                    -------------------     -------------------

     Total increase...............................       69,616,470              15,914,620

  Net assets:
     Beginning of period..........................           11,470                  11,494
                                                    -------------------     -------------------
     End of period (2)............................      $69,627,940             $15,926,114
                                                    -------------------     -------------------
                                                    -------------------     -------------------

    (1) Shares sold...............................        2,000,000                 900,000
        Shares redeemed...........................                0                       0
                                                    -------------------     -------------------
       Net increase in shares outstanding.........        2,000,000                 900,000
                                                    -------------------     -------------------
                                                    -------------------     -------------------
    (2) Including undistributed net investment
        income....................................      $         0             $   133,106


                                       43


                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM COMMENCEMENT OF OPERATIONS TO OCTOBER 31, 1996


                                                              UK                      US
                                                            INDEX                   INDEX
                                                            SERIES                  SERIES
                                                     --------------------     -------------------
                                                     (3/26/96 - 10/31/96)     (3/20/96 - 10/31/96)
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income........................       $    213,332            $    182,438
     Net realized gain on:
       Investments................................             30,567                 321,969
       Foreign currency transactions..............              5,931                       0
     Net change in unrealized
       appreciation/depreciation on:
       Investments................................          1,640,780               1,230,719
       Foreign currency translation...............              5,288                       0
                                                     --------------------    --------------------
     Net increase in net assets resulting from
       operations.................................          1,895,898               1,735,126
                                                     --------------------    --------------------

  Dividends and distributions to shareholders
     from:
       Net investment income......................                  0                (117,084)
                                                     --------------------    --------------------

  Capital share transactions (1):
       Net proceeds from sale of shares...........         11,527,715              31,884,000
       Net cost of redemptions....................                  0             (16,324,381)
                                                     --------------------    --------------------
       Net increase in net assets from capital
       share transactions.........................         11,527,715              15,559,619
                                                     --------------------    --------------------
       Total increase.............................         13,423,613              17,177,661


  Net assets:
     Beginning of period..........................             11,488                  11,478
                                                     --------------------    --------------------
     End of period (2)............................       $ 13,435,101            $ 17,189,139
                                                     --------------------    --------------------
                                                     --------------------    --------------------

    (1) Shares sold...............................            300,000                 600,000
        Shares redeemed...........................                  0                (300,000)
                                                     --------------------    --------------------
       Net increase in shares outstanding.........            300,000                 300,000
                                                     --------------------    --------------------
                                                     --------------------    --------------------
    (2) Including undistributed net investment
        income....................................       $    213,332            $     65,354

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              FINANCIAL HIGHLIGHTS
  SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD
                                   INDICATED

                                                           AUSTRALIA                   FRANCE
                                                             INDEX                     INDEX
                                                             SERIES                    SERIES
                                                     ----------------------    ----------------------
                                                     (3/25/96 - 10/31/96)      (3/28/96 - 10/31/96)

Net asset value at beginning of period............          $  19.67                  $  37.70
                                                          ----------                ----------
INVESTMENT OPERATIONS:
       Net investment income (a)..................              0.56                      0.59
       Net realized and unrealized gain on
          investments and foreign currency........              1.34                      2.22
                                                          ----------                ----------
INCREASE FROM INVESTMENT OPERATIONS...............              1.90                      2.81
                                                          ----------                ----------
DISTRIBUTIONS FROM NET INVESTMENT INCOME..........              0.00                      0.00
                                                          ----------                ----------
NET ASSET VALUE AT END OF PERIOD..................          $  21.57                  $  40.51
                                                          ----------                ----------
                                                          ----------                ----------
MARKET PRICE AT END OF PERIOD.....................          $  21.50                  $ 40.625
                                                          ----------                ----------

                                                          ----------                ----------
TOTAL RETURN BASED ON:
       Net asset value *(b).......................              9.66%                     7.45%
       Market price *(b)..........................              7.50%                     5.52%
RATIOS AND SUPPLEMENTAL DATA:
       Net assets at end of period (000's)........          $ 10,796                  $ 44,574
       Ratios to average net assets:
          Expenses **(a)..........................              1.00%                     1.00%
          Net investment income **(a).............              3.76%                     2.72%
       Portfolio turnover rate *(c)...............              4.07%                     7.82%
       Average brokerage commissions (d)..........          $ 0.0074                  $ 0.0530

  * Not annualized.
 ** Annualized.
(a) Net of certain fees and expenses waived and/or reimbursed by the Administrator and the Adviser. Had the Administrator and the Adviser not undertaken to waive and/or reimburse such fees and expenses, net investment income per share and the ratios of expenses to average net assets would have been as follows: Australia Index Series, $0.04 and 4.47% and France Index Series, $0.39 and 1.93%, respectively.
(b) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the net asset value on the commencement date of operations and a sale on the last day of the period, also at net asset value. Total return based on market price, excluding the effect of brokerage commissions, assumes a purchase of common stock at the opening price on the New York Stock Exchange on the commencement date of trading and a sale on the last day of the period at the closing market price. During the period, total return based on net asset value would have been lower had certain fees and expenses not been waived and/or reimbursed by the Administrator and the Adviser.
(c) Excludes securities received or delivered resulting from capital share transactions in Creation Unit(s).
(d) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.

The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                              FINANCIAL HIGHLIGHTS
  SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD
                                   INDICATED

                                                            GERMANY                  HONG KONG
                                                             INDEX                     INDEX
                                                             SERIES                    SERIES
                                                     ----------------------    ----------------------
                                                     (3/22/96 - 10/31/96)      (3/25/96 - 10/31/96)

Net asset value at beginning of period............          $  34.67                  $  29.14
                                                          ----------                ----------
INVESTMENT OPERATIONS:
       Net investment income (a)..................              0.26                      1.18
       Net realized and unrealized gain (loss) on
          investments and foreign currency........              1.27                      1.74
                                                          ----------                ----------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS....              1.53                      2.92
                                                          ----------                ----------
DISTRIBUTIONS FROM NET INVESTMENT INCOME..........              0.00                      0.00
                                                          ----------                ----------

NET ASSET VALUE AT END OF PERIOD..................          $  36.20                  $  32.06
                                                          ----------                ----------
                                                          ----------                ----------

MARKET PRICE AT END OF PERIOD.....................          $ 36.125                  $  32.00
                                                          ----------                ----------
                                                          ----------                ----------
TOTAL RETURN BASED ON:
       Net asset value *(b).......................              4.41%                    10.02%
       Market price *(b)..........................              3.21%                     8.02%
RATIOS AND SUPPLEMENTAL DATA:
       Net assets at end of period (000's)........          $ 21,731                  $ 16,043
       Ratios to average net assets:
          Expenses **(a)..........................              1.00%                     1.00%
          Net investment income **(a).............              1.24%                     3.62%
       Portfolio turnover rate *(c)...............              2.83%                     3.22%
       Average brokerage commissions (d)..........          $ 0.0951                  $ 0.0041

  * Not annualized.
 ** Annualized.
(a) Net of certain fees and expenses waived and/or reimbursed by the Administrator and the Adviser. Had the Administrator and the Adviser not undertaken to waive and/or reimburse such fees and expenses, net investment income per share and the ratios of expenses to average net assets would have been as follows: Germany Index Series, $(0.13) and 2.86%; Hong Kong Index Series, $0.67 and 2.57%; Italy Index Series, $0.20 and 2.18%; Japan Index Series, $(0.10) and 1.46%; South Africa Index Series, $(0.11) and 3.59%; UK Index Series, $(0.17) and 4.61%; and US Index Series, $(0.14) and 2.34%.
(b) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the net asset value on the commencement date of operations and a sale on the last day of the period, also at net asset value. Total return based on market price, excluding the effect of brokerage commissions, assumes a purchase of common stock at the opening price on the New York Stock Exchange on the commencement date of trading and a sale on the last day of the period at the closing market price. During the period, total return based on net asset value would have been lower had certain fees and expenses not been waived and/or reimbursed by the Administrator and the Adviser.
(c) Excludes securities received or delivered resulting from capital share transactions in Creation Unit(s).

(d) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.

The accompanying notes are an integral part of the financial statements.

                                                            ITALY                      JAPAN                 SOUTH AFRICA
                                                            INDEX                      INDEX                    INDEX
                                                            SERIES                    SERIES                    SERIES
                                                      ---------------------     ---------------------     --------------------
                                                      (3/28/96 - 10/31/96)       (3/22/96 - 10/31/96)      (4/1/96 - 10/31/96)
Net asset value at beginning of period............        $    24.61               $ 37.98                 $  20.13
                                                          ----------            ----------                ----------
INVESTMENT OPERATIONS:
       Net investment income (a)..................              0.40                  0.00                      0.17
       Net realized and unrealized gain (loss) on
          investment and foreign currency.........              1.63                 (3.17)                    (2.62)
                                                          ----------            ----------                ----------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS....              2.03                 (3.17)                    (2.45)
                                                          ----------            ----------                ----------
DISTRIBUTIONS FROM NET INVESTMENT INCOME..........              0.00                  0.00                      0.00
                                                          ----------            ----------                ----------

NET ASSET VALUE AT END OF PERIOD..................        $    26.64               $ 34.81                  $  17.68
                                                          ----------            ----------                ----------
                                                          ----------            ----------                ----------

MARKET PRICE AT END OF PERIOD.....................        $    26.75               $34.875                  $  17.75
                                                          ----------            ----------                ----------
                                                          ----------            ----------                ----------
TOTAL RETURN BASED ON:
       Net asset value *(b).......................              8.25%                (8.35)%                  (12.17%)
       Market price *(b)..........................              7.00%               (10.86)%                  (10.13%)
RATIOS AND SUPPLEMENTAL DATA:
       Net assets at end of period (000's)........       $    31,985               $69,628                  $ 15,926
       Ratios to average net assets:
          Expenses **(a)..........................              1.00%                 1.00%                     1.00%
          Net investment income **(a).............              2.43%                 0.01%                     1.53%
       Portfolio turnover rate *(c)...............             18.49%                 5.31%                     2.19%
       Average brokerage commissions (d)..........       $    0.0030               $0.0156                  $ 0.0163


                                                               UK                     US
                                                              INDEX                 INDEX
                                                              SERIES                SERIES
                                                      ---------------------   --------------------
                                                      (3/26/96) - 10/31/96)   (3/20/96 - 10/31/96)

Net asset value at beginning of period............            $ 38.42             $ 53.14
                                                           ----------           ----------
INVESTMENT OPERATIONS:
       Net investment income (a)..................               0.71                 0.61
       Net realized and unrealized gain (loss) on
          investments and foreign currency........               5.61                 3.90
                                                           ----------           ----------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS....               6.32                 4.51
                                                           ----------           ----------
DISTRIBUTIONS FROM NET INVESTMENT INCOME..........               0.00                (0.39)
                                                           ----------           ----------

NET ASSET VALUE AT END OF PERIOD..................            $ 44.74              $ 57.26
                                                           ----------           ----------
                                                           ----------           ----------

MARKET PRICE AT END OF PERIOD.....................            $ 45.00              $ 57.00
                                                           ----------           ----------
                                                           ----------           ----------
TOTAL RETURN BASED ON:
       Net asset value *(b).......................              16.45%                8.50%
       Market price *(b)..........................              17.65%                7.29%
RATIOS AND SUPPLEMENTAL DATA:
       Net assets at end of period (000's)........            $13,435              $17,189
       Ratios to average net assets:
          Expenses **(a)..........................               1.00%                1.00%
          Net investment income **(a).............               2.91%                1.09%
       Portfolio turnover rate *(c)...............               3.19%                1.45%
       Average brokerage commissions (d)..........            $0.0080              $0.0419

                     THE COUNTRYBASKETS(SM) INDEX FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

NOTE 1 -- ORGANIZATION

The CountryBaskets(SM) Index Fund, Inc. (the 'Fund') was incorporated under the laws of the State of Maryland on August 8, 1994. The Fund is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company. The Fund currently has outstanding shares of nine common stock series: the Australia Index Series; the France Index Series; the Germany Index Series; the Hong Kong Index Series; the Italy Index Series; the Japan Index Series; the South Africa Index Series; the UK Index Series; and the US Index Series (each, a 'Series').

The primary investment objective of each Series is to provide investment results that substantially correspond to the price and yield performance of a broad-based index of publicly traded equity securities in a particular country. To achieve this investment objective, each Series seeks to provide investment results that substantially correspond to the price and yield performance of its respective country component of the FT/S&P Actuaries World Indices(Trademark) (the 'FT Index').

The Series commenced operations on the following dates: the Australia Index Series, March 25, 1996; the France Index Series, March 28, 1996; the Germany Index Series, March 22, 1996; the Hong Kong Index Series, March 25, 1996; the Italy Index Series, March 28, 1996; the Japan Index Series, March 22, 1996; the South Africa Index Series, April 1, 1996; the UK Index Series, March 26, 1996; and the US Index Series, March 20, 1996.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

SECURITY VALUATION: Portfolio securities of each Series other than equity securities held by the UK Index Series are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded. Equity securities held by the UK Index Series are valued based on the arithmetic mean of the closing bid and asked prices on the London Stock Exchange. Securities not listed on an exchange or national securities market, or securities for which there were no purchase or sale transactions, are valued at the arithmetic mean of the most recent bid and asked prices, or if no asked price is available, at the bid price. When market quotations are not readily available, portfolio securities are valued based on their fair value as determined in good faith by the Board of Directors. Other investments are valued at their redemption value.

INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date. Cost of securities sold/delivered is calculated using the identified cost method. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Such dividend income and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in US dollars. Assets and liabilities denominated in foreign currency amounts are translated into US dollars at the relevant foreign exchange rate for each Series in effect at 4:00 p.m., London time. Purchases and sales of investment securities, income and expenses are reported at the prevailing exchange rate on the respective dates of such transactions. The resultant gains and losses arising from exchange rate fluctuations are identified separately in the Statements of Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments. Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

FEDERAL INCOME TAXES: It is the policy of the Fund for each Series to qualify for and elect treatment as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended. Accordingly, each Series would not be subject to U.S. federal income taxes to the extent it distributes all of its taxable income including any net realized capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains, if any, each Series would not be subject to U.S. federal excise tax.

As of October 31, 1996, the following Series had net capital loss carryforwards which may be used to offset future capital gains:


                                          EXPIRATION DATE
SERIES                        AMOUNT        OCTOBER 31,
--------------------------    -------     ----------------
Australia Index Series        $   379           2004
South Africa Index Series      13,139           2004

EXPENSES: Expenses are recorded on an accrual basis. Expenses of the Series which are directly identifiable to a specific Series are allocated to that Series. Expenses not directly attributed to a specific Series are allocated among the Series in such a manner as deemed equitable by the Board of Directors.

DISTRIBUTION TO SHAREHOLDERS: Dividends from net investment income of all Series other than the US Index Series are declared and paid at least annually and, in the case of the US Index Series, quarterly. Capital gains of each Series, if any, are distributed at least annually. Dividends and capital gains distributions are distributed by each Series in US dollars. The Fund records all distributions to shareholders on the ex-dividend date.


Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

During the period ended October 31, 1996, the Fund reclassified permanent book and tax differences as follows:

                                                                       INCREASE (DECREASE) IN
                                                           -----------------------------------------------
                                                                             UNDISTRIBUTED AND
                                                                              ACCUMULATED NET
                                                                               REALIZED GAIN
                                                           UNDISTRIBUTED         (LOSS) ON
                                                           NET INVESTMENT     INVESTMENTS AND     PAID-IN
SERIES                                                         INCOME        FOREIGN CURRENCY     CAPITAL
--------------------------------------------------------   --------------    -----------------    --------
Australia Index Series..................................      $   (764)          $ (22,329)       $ 23,093
France Index Series.....................................        (7,188)            (93,052)        100,240
Germany Index series....................................             0                   0               0
Hong Kong Index Series..................................          (251)           (361,497)        361,748
Italy Index Series......................................        (2,457)              2,457               0
Japan Index Series......................................        (5,625)              5,625               0
South Africa Index Series...............................       (15,557)             15,557               0
UK Index Series.........................................             0                   0               0
US Index Series.........................................             0            (302,784)        302,784

DEFERRED ORGANIZATION COSTS: The costs of organizing the Fund were paid by Deutsche Morgan Grenfell Inc. ('DMG'), investment adviser to the Fund (the 'Adviser'). Such organization costs, for which DMG will be reimbursed by the Fund, have been deferred and are being amortized ratably over a period of sixty months from the respective commencement of operations for each of the Series. As of October 31, 1996, the amounts of organization costs payable to DMG, net of its investment management fees waivers and expense reimbursements, are shown in the statements of assets and liabilities.

In the event that during the amortization period the initial shares of each Series issued to the Fund's distributor, ALPS Mutual Funds Services, Inc., are redeemed, the redemption proceeds will be reduced by the pro rata share of the unamortized organization costs as of the date of such redemption.

LOANS OF PORTFOLIO SECURITIES: Each Series of the Fund, with the exception of the UK Index Series, may lend portfolio securities while it continues to earn dividends on such securities loaned. In connection with the lending of the portfolio of securities, the Series receives total collateral in an amount at least equal to 105 percent of the market value of the securities loaned at the inception of the loan. The value of the portfolio securities loaned is marked-to-market on a daily basis and additional collateral is requested from the borrower, as necessary, to ensure that its value is at least equal to 100 percent of the securities loaned at all times. Cash collateral received is invested in a short-term instrument, State Street Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust. Interest income earned on the investment of the collateral plus reimbursement for management fees associated with such investment, in excess of rebates to the borrower, is recorded on an accrual basis. Income earned on non-cash collateral is based on a percentage of the market value of the securities loaned and is recorded on an accrual basis. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

NOTE 3 -- SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Investment Management Agreement (the 'Management Agreement') with DMG, an indirect subsidiary of Deutsche Bank AG. As the Adviser, DMG provides investment advisory, management and certain administrative services, including services in connection with the lending of portfolio securities. For its services, DMG is entitled to receive a fee from each Series at an annual rate of .20% of the average daily net assets, in the case of the US Index Series, .45% of the average daily net assets in the case of the Hong Kong

Index Series and the South Africa Index Series, and .30% of the average daily net assets of each other Series, plus, in the case of each Series, 40% of the gross investment income less dividends on securities held in the portfolio. The Management Agreement also provides that DMG will be reimbursed for out-of-pocket expenses incurred in providing certain administrative services.

The Fund has entered into an Administration Agreement with State Street Bank and Trust Company (the 'Administrator'). Under the Administration Agreement, the Fund pays compensation to the Administrator at the following annual rates based on the average daily net assets of each Series taken separately: .08% of the first $125 million of each Series' average daily net assets, .06% of the next $125 million of each Series' average daily net assets and .04% of each Series' average daily net assets in excess of $250 million, subject to a minimum annual fee of $95,000 per Series. State Street Bank and Trust Company also serves as custodian and transfer agent of the Fund, and the fees paid for such services are shown in the statements of operations.

ALPS Mutual Funds Services, Inc. (the 'Distributor') serves as distributor of the shares of the Series. The Fund has established a Rule 12b-1 plan for each Series (each, a 'Plan'), pursuant to which each Series pays the Distributor a distribution services fee for activities intended to result in the sale of shares of the Series. Under a separate marketing agreement, the Distributor is also paid a marketing fee, receives contributions from the Fund toward certain bonus payments to be made to the Distributor, and is reimbursed for certain expenses. Each Series also pays certain expenses relating to printing and distributing prospectuses and makes payments due to dealers and other persons for marketing and stockholder services, including payments to each such person entering into an investor services agreement with the Distributor. All payments to the Distributor and such dealers and other persons by each Series, and all reimbursements to the Distributor or the Adviser for their respective costs incurred in producing advertising or marketing material prepared at the request of the Series, are made under the Plan of such Series and will not exceed in the aggregate, on an annualized basis, .25% of the average daily net assets of the Series.

Pursuant to the Management Agreement with the Fund, DMG has entered into a Securities Lending Agency Agreement (the 'Lending Agreement') with State Street Bank and Trust Company ('SSBT' or the 'Lending Agent'), whereby DMG has authorized SSBT as its agent to lend available portfolio securities of each Series to, and receive and invest cash collateral from, approved borrowers in accordance with terms set forth in the Lending Agreement. In consideration of the Lending Agent's services rendered, SSBT is entitled to an agency fee (for lending available securities) and a management fee (for the investment of cash collateral).

As of October 31, 1996 DMG, or affiliates of DMG, owned the following shares of common stock (the 'CB Shares') in each Series:

SERIES                        SHARES
--------------------------    -------
Australia Index Series        311,300
France Index Series           364,995
Germany Index Series          320,787
Hong Kong Index Series        325,755
Italy Index Series            319,415
Japan Index Series            752,495
South Africa Index Series     299,500
UK Index Series                53,647
US Index Series               282,302

For the period ending October 31, 1996, DMG received brokerage commissions as a result of executing agency transactions in portfolio securities of the following
Series: Australia Index Series, $1,481; France Index Series,

$384; Germany Index Series, $570; Hong Kong Index Series, $2,078; Italy Index Series, $0; Japan Index Series, $1,497; South Africa Index Series, $270; UK Index Series, $94; and US Index Series, $57. Certain directors and officers of the Fund are also directors and officers of the Adviser.

FEE WAIVERS AND EXPENSE REIMBURSEMENTS: In order to maintain an expense limitation of 1.00% of the average daily net assets for each Series, the Administrator and the Adviser agreed to waive all or a portion of their respective fees. The Adviser waived its investment management fees and made reimbursements so that the annualized ratio of operating expenses to average daily net assets of each Series would not exceed 1.00% for the fiscal period ended October 31, 1996.

NOTE 4 -- PORTFOLIO SECURITIES

Purchases and proceeds from the sale of securities, other than obligations of the US government and its agencies and short-term securities, and the value of portfolio securities received and delivered in exchange for CB Shares issued and redeemed, respectively, for the period ending October 31, 1996, were as follows:

                                             SECURITIES         SALES        SECURITIES
SERIES                        PURCHASES       RECEIVED        PROCEEDS       DELIVERED
--------------------------    ----------     -----------     -----------     ----------
Australia Index Series        $  829,057     $13,501,490     $   508,009     $4,000,196
France Index Series            3,398,152      49,367,460       3,121,560      7,630,357
Germany Index Series             602,655      20,779,723         590,417              0
Hong Kong Index Series         2,645,472      28,635,566         841,446     16,058,706
Italy Index Series             8,202,324      27,643,605       5,944,672              0
Japan Index Series             4,644,995      75,042,566       4,044,568              0
South Africa Index Series        990,985      17,454,241         360,156              0
UK Index Series                  552,917      11,418,074         384,416              0
US Index Series                  388,997      31,804,231         406,293     16,290,282

NOTE 5 -- PORTFOLIO SECURITIES LOANED

As of October 31, 1996, the market value of the securities loaned and the amount of collateral received with respect to such loans were as follows:

                               MARKET
                              VALUE OF
                             SECURITIES     COLLATERAL
SERIES                         LOANED        RECEIVED
--------------------------   -----------    -----------
Australia Index Series       $ 2,730,104    $ 2,933,436
France Index Series           11,772,231     12,331,358
Germany Index Series           1,188,803      1,265,827
Hong Kong Index Series           212,996        226,380
Italy Index Series             9,375,695     10,179,669
Japan Index Series             6,689,044      7,043,475
South Africa Index Series              0              0
UK Index Series                        0              0
US Index Series                        0              0

NOTE 6 -- CAPITAL


The Fund is authorized to issue 5,000,000,000 shares of common stock. Currently the Board has authorized nine Series of stock and allocated 200,000,000 shares to each Series. The Fund sells and redeems Shares of each Series at their respective net asset value, principally for an in-kind portfolio of equity securities of the relevant FT Index component, together with a cash component. The Fund sells and redeems CB Shares of each Series only in aggregations of a specified number of shares (each, a 'Creation Unit'). The number of CB Shares constituting a Creation Unit is currently 250,000 CB Shares in the case of the Japan Index Series and 100,000 CB Shares in the case of each other Series.

The Fund imposes transaction fees on the cash portion of each purchase and redemption of Series shares (other than shares of the US Index Series). The percentage fee imposed on the cash portion of purchases and redemptions are as follows:

                              PERCENTAGE FEE      PERCENTAGE FEE
                              IMPOSED ON CASH     IMPOSED ON CASH
                                PORTION OF          PORTION OF
SERIES                           PURCHASES          REDEMPTIONS
--------------------------    ---------------     ---------------
Australia Index Series              1.15%               1.15%
France Index Series                 1.00                1.00
Germany Index Series                1.00                1.00
Hong Kong Index Series              1.20                1.20
Italy Index Series                  1.00                1.00
Japan Index Series                  1.32                1.32
South Africa Index Series           2.00                1.00
UK Index Series                     1.50                1.00
US Index Series                     0.00                0.00

NOTE 7 -- DIVIDENDS

On December 4, 1996, the Board of Directors of the Fund declared the following dividend for each Series to stockholders of record December 4, 1996, payable on January 6, 1997:

                              PER SHARE
SERIES                          AMOUNT
--------------------------    ----------
Australia Index Series        $     0.78
France Index Series                 1.13
Germany Index Series                0.30
Hong Kong Index Series              1.62
Italy Index Series                  1.02
Japan Index Series                  0.05
South Africa Index Series           0.29
UK Index Series                     1.13
US Index Series                     0.40

NOTE 8 -- SUBSEQUENT EVENT

On December 20, 1996, the Board of Directors approved and will recommend to stockholders a Plan of Complete Liquidation and Dissolution of the Fund (the 'Plan'). A special stockholders' meeting to consider the Plan is scheduled for

February 7, 1997 for stockholders of record on January 7, 1997. If a majority of the outstanding shares of the Fund vote to approve the Plan, the Fund will be liquidated and the remaining net assets of each Series of the Fund will be distributed to the stockholders of that Series as soon as practicable.

Prior to approval of the Plan by stockholders, trading of the CB Shares on the New York Stock Exchange is expected to continue as before so long as publicly held shares are outstanding. Redemptions of Creation Units at their net asset value will continue to be made in accordance with usual procedures until stockholder approval of the Plan.

The Board of Directors approved the Plan on the recommendation of Deutsche Morgan Grenfell Inc. ('DMG'), the Fund's Adviser. DMG based its recommendation, among other reasons, on the continuing inability of the Fund to attract significant levels of assets.

To limit the per-share expenses absorbed by stockholders who continue to hold CB Shares through the liquidation period, DMG has agreed to maintain a cap on the annualized operating expense ratio of each Series by waiving its investment management fees and reimbursing the Fund for certain other expenses. Through December 31, 1996, the expense cap for all Series will remain at the current 1.00% level. After December 31, 1996, the expense cap for each Series will be revised as follows:

                                REVISED
SERIES                        EXPENSE CAP
--------------------------    -----------
Australia Index Series            2.50%
France Index Series               1.93
Germany Index Series              2.50
Hong Kong Index Series            2.50
Italy Index Series                2.18
Japan Index Series                1.46
South Africa Index Series         2.50
UK Index Series                   2.50
US Index Series                   2.33

The revised expense cap for each Series is equal to the operating expense ratio for that Series during fiscal year 1996, excluding the effect of the 1.0% cap in effect at that time, subject to a maximum of 2.5% per annum. DMG will continue to maintain the revised expense caps through the completion of the distribution of the net assets of each Series or, if the Plan is not approved by stockholders, through the date of the stockholders' meeting. DMG has also undertaken to pay the costs of the liquidation, including the expenses of the stockholders' meeting. If the Plan is not approved by stockholders at the special meeting, the Board expects to consider the alternatives then available for the Fund and its stockholders.

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The CountryBaskets(Service Mark) Index Fund, Inc.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Australia Index Series, the France Index Series, the Germany Index Series, the Hong Kong Index Series, the Italy Index Series, the Japan Index Series, the South Africa Index Series, the UK Index Series, and the US Index Series (collectively, the 'Series', which constitute The CountryBaskets(Service Mark) Index Fund, Inc. hereafter referred to as the 'Fund') at October 31, 1996 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period from each Series' commencement of operations through October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

     As discussed in Note 8, on December 20, 1996, the Board of Directors approved a plan of liquidation for the Fund.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
December 24, 1996

--------------------------------------------------------------------------------
                     1996 U.S. TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

     Each Series intends to make an election under Internal Revenue Code Section

853 to pass through foreign taxes paid by the Series to its shareholders. During the period ended October 31, 1996, the total amount of foreign taxes that will be passed through to the shareholders and the foreign source income for information reporting purposes are as follows:

                                                       FOREIGN            FOREIGN
SERIES                                                TAXES PAID       SOURCE INCOME
---------------------------------------------------   ----------       -------------
Australia Index Series                                 $  5,424          $ 281,024
France Index Series                                     122,818            658,464
Germany Index Series                                     48,782            201,778
Hong Kong Index Series                                        0            588,066
Italy Index Series                                       80,072            411,455
Japan Index Series                                       47,204             83,188
South Africa Index Series                                     0            148,663
UK Index Series                                          37,581            261,575
US Index Series                                               0                  0

     This information is given to meet certain requirements of the Internal Revenue Code. Shareholders should refer to their Form 1099-DIV to determine the amounts includable on their respective tax returns for 1996.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

  INVESTMENT ADVISER

  Deutsche Morgan Grenfell Inc.
  (formerly named 'Deutsche Morgan Grenfell/
  C.J. Lawrence Inc.')
  31 West 52nd Street
  New York, New York 10019


  ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110


  DISTRIBUTOR

  ALPS Mutual Funds Services, Inc.
  370 Seventeenth Street, Suite 2700
  Denver, Colorado 80202


  LEGAL COUNSEL

  Sullivan & Cromwell
  125 Broad Street
  New York, New York 10004


  INDEPENDENT ACCOUNTANTS

  Price Waterhouse LLP
  1177 Avenue of the Americas
  New York, New York 10036


  DIRECTORS AND OFFICERS

  W. Carter McClelland, Chairman and Director
  Joseph A. La Corte, President and Director
*+Warner Heineman, Director
*+Lawrence C. McQuade, Director
*+Karl M. von der Heyden, Director
*+Robert H. Wadsworth, Director
  Thomas A. Curtis, Vice President and Secretary
  Joseph M. Cheung, Vice President and Treasurer


   * Directors who are not 'interested persons' of the Fund as such term is used in the Investment Company Act of 1940.


   + Member of the Audit Committee.



     This report, including the financial statements herein, is intended for the information of shareholders of the Fund. It may be distributed to prospective investors only when preceded or accompanied by a current prospectus which contains important information concerning the Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          SUMMARY OF GENERAL INFORMATION
--------------------------------------------------------------------------------

     The CountryBaskets(SM) Index Fund, Inc. (the 'Fund') is a non-diversified management investment company organized as a series fund. The Fund currently has nine series (each, a 'Series'): the Australia Index Series, the France Index Series, the Germany Index Series, the Hong Kong Index Series, the Italy Index Series, the Japan Index Series, the South Africa Index Series, the UK Index Series and the US Index Series.

     The primary investment objective of each Series is to provide investment results that substantially correspond to the price and yield performance of a broad-based index of publicly traded equity securities in a particular country. To achieve this investment objective, each Series seeks to provide investment results that substantially correspond to the price and yield performance of its respective country component of the FT/S&P Actuaries World Indices(Trademark).

     Shares of each Series (the 'CB Shares(SM)') are listed on the New York Stock Exchange with the following trading symbols:

                              TRADING
            SERIES            SYMBOL
            ------            -------
Australia CB Shares(SM)         GXA
France CB Shares(SM)            GXF
Germany CB Shares(SM)           GXG
Hong Kong CB Shares(SM)         GXH
Italy CB Shares(SM)             GXI
Japan CB Shares(SM)             GXJ
South Africa CB Shares(SM)      GXR
UK CB Shares(SM)                GXK
US CB Shares(SM)                GXU

SHAREHOLDER INFORMATION

     Information about the Fund may be obtained from the Fund's Distributor, ALPS Mutual Funds Services, Inc. (1-888-8CB-INFO).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                    [LOGO]


                            THE COUNTRYBASKETS(SM)
                               INDEX FUND, INC.


                                 ANNUAL REPORT


                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------